UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                   FORM N-CSR

                                   ----------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-07102

                       THE ADVISORS' INNER CIRCLE FUND II
               (Exact name of Registrant as specified in charter)

                                   ----------

                               c/o CT Corporation
                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Investments
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-877-446-3863

                     DATE OF FISCAL YEAR END: JULY 31, 2009

                     DATE OF REPORTING PERIOD: JULY 31, 2009

ITEM 1. REPORTS TO STOCKHOLDERS.



                       THE ADVISORS' INNER CIRCLE FUND II

(FROST LOGO)

FROST CORE GROWTH EQUITY FUND
FROST DIVIDEND VALUE EQUITY FUND
FROST STRATEGIC BALANCED FUND
FROST KEMPNER MULTI-CAP DEEP VALUE EQUITY FUND
FROST HOOVER SMALL-MID CAP EQUITY FUND
FROST INTERNATIONAL EQUITY FUND
FROST LOW DURATION BOND FUND
FROST TOTAL RETURN BOND FUND
FROST MUNICIPAL BOND FUND
FROST LOW DURATION MUNICIPAL BOND FUND
FROST KEMPNER TREASURY AND INCOME FUND
FROST LKCM MULTI-CAP EQUITY FUND
FROST LKCM SMALL-MID CAP EQUITY FUND

ANNUAL REPORT                                                      JULY 31, 2009

                                                  INVESTMENT ADVISER:
                                                  FROST INVESTMENT ADVISORS, LLC

THE ADVISORS' INNER CIRCLE FUND II                                 FROST FUNDS
                                                                   JULY 31, 2009

                               TABLE OF CONTENTS

                                                                            Page
                                                                            ----
Shareholders' Letter ....................................................     1
Management Discussion of Fund Performance ...............................     3
Schedules of Investments ................................................    36
Statements of Assets and Liabilities ....................................    72
Statements of Operations ................................................    75
Statements of Changes in Net Assets .....................................    78
Financial Highlights ....................................................    86
Notes to Financial Statements ...........................................    89
Report of Independent Registered Public Accounting Firm .................   102
Trustees and Officers of The Advisors' Inner Circle Fund II .............   104
Disclosure of Fund Expenses .............................................   110
Notice to Shareholders ..................................................   112

The Funds file their complete schedule of investments of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after period end. The Funds' Forms N-Q are available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-877-71-FROST; and (ii) on the Commission's website at http://www.sec.gov.

THE ADVISORS' INNER CIRCLE FUND II                                 FROST FUNDS
                                                                   JULY 31, 2009

Dear Investors:

What a year its been. At the close of the Frost Investment Advisors, LLC (the "Adviser") fiscal year this past July, we survived a roller-coaster ride in the financial markets not seen since the Great Depression. Over the twelve months that began in August of last year, media and market pundits alike proclaimed a financial Armageddon had arrived. The truth is, at times it did seem that a meltdown was just around the corner. In hindsight, it appears that cooler heads, and accommodating central banks on a global scale, may have prevailed.

Throughout the market gyrations, we experienced several once-in-a-lifetime moments. A few of the more memorable events included world-wide market declines of 40 percent or more; collapse of the domestic and international real estate markets; disappearance and/or restructuring of numerous financial giants and industry leading companies; surging unemployment levels; falling inflation; and the proclaimed demise of the consumer. At the market's low point, the S&P 500 Index fell to a low of nearly 660 while the Dow Jones Industrial Average troughed close to a level of 6440. The equity markets weren't the only asset class in turmoil as the fixed income markets roiled with investors bidding treasuries up to historically high prices in search of safety. As money fled for the comfort of treasuries, corporate spreads also reached levels not seen in decades. As the markets attempted to digest what seemed to be continuous waves of negative news, it required a leap of faith for steadfast investors to believe the markets had indeed bottomed in early March and that the seeds for an economic rebound might be in place.

As the recession continued to take its toll on the consumer, the record global stimulus packages appear to have had some stabilizing effects on the world's financial markets. The term "green shoots" became a rallying cry for the market. Over the next several months, economic research firms identified pockets of strength in China, Germany, Brazil, Taiwan and Mexico. In the United States, we saw a spike in consumer sentiment; a lessening in the rate of decline in employment; increasing pending house sales; a reduced number of lay-off announcements and improving leading indicators and company surveys.

With this economic and market backdrop, the Adviser achieved growth in the number of shareholders that reflected confidence in our process and the stability of the Adviser's parent company, the Frost National Bank. On July 31, 2009, the number of shares held by our Institutional and Retail shareholders had increased by over 10 percent from where we started a year ago, a heartening show of investor confidence.

Another significant achievement for the Adviser was the assignment of Morningstar ratings for our family of funds early in May of 2009. As of July 31, the Adviser had several Institutional Class Shares that were Morningstar rated with 4 and 5 stars. The 5 star funds included the Low Duration Bond Fund, Dividend Value Equity Fund and the International Equity Fund. Within the 4 star category, the Institutional Class Shares include the Municipal and Total Return Bond Funds, the Strategic Balanced Fund and the Core Growth Equity Fund.

Expectations for the coming year will certainly dictate the strategies incorporated in each of our managed fund styles, with each manager having a unique perspective as to how it will impact their particular fund. At Frost Investment Advisors, LLC, we believe that the domestic economy will continue to recover, pulling out of this recession by year-end. We think growth will likely remain tepid for some time. In this environment, interest rates will likely stay low as the Federal Reserve worries about creating a double-dip recession with a premature hike in interest rates. The housing market will continue to stabilize, albeit slowly, as low rates spur home refinancing and home prices remain in affordable ranges. There has been considerable damage done to the consumer, and the rebuilding of net worth will require some time. This will result in a continued redirection of consumer spending and a change in saving patterns that will ultimately improve household balance sheets. While unemployment remains high and inventory levels are at historic lows, these are indeed lagging indicators that will reverse as the economy recovers.

THE ADVISORS' INNER CIRCLE FUND II                                 FROST FUNDS
                                                                   JULY 31, 2009

We expect that the coming year will present its challenges, with the economy and markets continuing to evolve with the changing conditions commented on above, and in the following pages. We remain intimately aware of the trust placed in our management group and we take this responsibility to heart.


/s/ Tom L. Stringfellow

Tom L. Stringfellow
President, Frost Investment Advisors, LLC.

THIS REPRESENTS THE ADVISOR'S ASSESSMENT OF THE MARKET ENVIRONMENT AT A SPECIFIC POINT IN TIME AND SHOULD NOT BE RELIED UPON BY THE READER AS RESEARCH OR INVESTMENT ADVICE.

MORNINGSTAR RANKINGS ARE BASED ON RISK ADJUSTED RETURNS AND THE OVERALL MORNINGSTAR RATING FOR A FUND IS DERIVED FROM A WEIGHTED AVERAGE OF THE PERFORMANCE FIGURES ASSOCIATED WITH ITS THREE, FIVE AND TEN YEAR MORNINGSTAR RATING METRICS. FOR EACH FUND WITH AT LEAST A THREE YEAR HISTORY, MORNINGSTAR CALCULATES A MORNINGSTAR RATING BASED ON A MORNINGSTAR RISK-ADJUSTED RETURN MEASURE THAT ACCOUNTS FOR VARIATION IN A FUND'S MONTHLY PERFORMANCE (INCLUDING THE EFFECTS OF SALES CHARGES, LOADS AND REDEMPTION FEES), PLACING MORE EMPHASIS ON DOWNWARD VARIATIONS AND REWARDING CONSISTENT PERFORMANCE. THE TOP 10% OF FUNDS IN EACH CATEGORY RECEIVE 5 STARS, THE NEXT 22.5% RECEIVE 4 STARS, THE NEXT 35% RECEIVE 3 STARS, THE NEXT 22.5% RECEIVE 2 STARS AND THE BOTTOM 10% RECEIVE 1 STAR. FROST DIVIDEND VALUE EQUITY FUND WAS RATED AGAINST 1,140 LARGE VALUE FUNDS OVER A THREE YEAR PERIOD AND 948 OVER A FIVE YEAR PERIOD. WITH RESPECT TO THESE LARGE VALUE FUNDS, THE FROST DIVIDEND VALUE EQUITY FUND RECEIVED A RATING OF 5 STARS AND 5 STARS, RESPECTIVELY. FROST LOW DURATION BOND FUND WAS RATED AGAINST 355 SHORT-TERM BOND FUNDS OVER A THREE YEAR PERIOD AND 303 OVER A FIVE YEAR PERIOD. WITH RESPECT TO THESE SHORT-TERM BOND FUNDS, THE FROST LOW DURATION BOND FUND RECEIVED A RATING OF 5 STARS AND 5 STARS, RESPECTIVELY. FROST INTERNATIONAL EQUITY FUND WAS RATED AGAINST 606 FOREIGN LARGE BLEND FUNDS OVER A THREE YEAR PERIOD AND 450 OVER A FIVE YEAR PERIOD. WITH RESPECT TO THESE FOREIGN LARGE BLEND FUNDS, THE FROST INTERNATIONAL EQUITY FUND RECEIVED A RATING OF 5 STARS AND 5 STARS, RESPECTIVELY. FROST MUNICIPAL BOND FUND WAS RATED AGAINST 232 MUNI NATIONAL INTERMEDIATE FUNDS OVER A THREE YEAR PERIOD AND 210 OVER A FIVE YEAR PERIOD. WITH RESPECT TO THESE MUNI NATIONAL INTERMEDIATE FUNDS, THE FROST MUNICIPAL BOND FUND RECEIVED A RATING OF 5 STARS AND 4 STARS, RESPECTIVELY. FROST TOTAL RETURN BOND FUND WAS RATED AGAINST 980 INTERMEDIATE TERM BOND FUNDS OVER A THREE YEAR PERIOD AND 861 OVER A FIVE YEAR PERIOD. WITH RESPECT TO THESE INTERMEDIATE TERM BOND FUNDS, THE FROST TOTAL RETURN BOND FUND RECEIVED A RATING OF 3 STARS AND 4 STARS, RESPECTIVELY. FROST STRATEGIC BALANCED FUND WAS RATED AGAINST 960 MODERATE ALLOCATION FUNDS OVER A THREE YEAR PERIOD. WITH RESPECT TO THESE MODERATE ALLOCATION FUNDS, THE FROST STRATEGIC BALANCED FUND RECEIVED A RATING OF 4 STARS. FROST CORE GROWTH EQUITY FUND WAS RATED AGAINST 1,539 LARGE GROWTH FUNDS OVER A THREE YEAR PERIOD AND 1,276 OVER A FIVE YEAR PERIOD. WITH RESPECT TO THESE LARGE GROWTH FUNDS, THE FROST CORE GROWTH EQUITY FUND RECEIVED A RATING OF 4 STARS AND 4, STARS RESPECTIVELY. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

THE ADVISORS' INNER CIRCLE FUND II                 FROST CORE GROWTH EQUITY FUND
MANAGEMENT DISCUSSION OF FUND PERFORMANCE          JULY 31, 2009

FUND OBJECTIVE:

The Frost Core Growth Equity Fund (the "Fund") seeks to achieve long-term capital appreciation.

MARKET COMMENTARY

The fiscal year ending July 31, 2009, can be best characterized as a tale of two markets. The period leading up to the market bottom on March 9, 2009, was one of the most difficult periods in equity market history, with the Russell 1000 Growth Index losing over 43% in value. The sell-off was global in scale and indiscriminate in nature, with no sector or style spared and very few places to hide. During this period, the Fund held an overweight position in the more defensive healthcare sector, and cash levels were much higher than normal. These actions allowed the Fund to outperform in a down market by approximately 150 basis points.

Since the market bottomed on March 9, 2009, the market returns have been a mirror image of those seen leading up to that point. The Russell 1000 Growth Index is up more than 40%, and the sectors that were previously hit the hardest have led during the upturn, while the more defensive sectors have lagged. Unprecedented monetary and fiscal stimulus actions around the globe led to an upturn in leading economic indicators and created a powerful cyclical tailwind for stocks since the market bottomed in early March. That inflection point in leading indicators also marked an increase in risk appetite, and the point where leadership began to shift from defensive to cyclical. Given the Fund's defensive positioning in the period leading up to the market bottom in early March, performance has lagged behind that of the benchmark. Since the market bottom in early March through the end of the fiscal year, the Fund has underperformed the Russell 1000 Growth Index by approximately 400 basis points, with our cash position responsible for more than three-quarters of the underperformance. Over this time period, the Fund increased its weighting in the consumer discretionary and information technology sectors, while meaningfully reducing exposure to the healthcare sector and taking down cash levels. While these actions have helped, they have not allowed us to keep pace with one of the most impressive rallies of the past century.

Looking at the fiscal year in total, key contributors to relative performance were favorable stock selection in the information technology, energy and consumer discretionary sectors. Standout performers included Chinese internet search firm Baidu, oilfield services provider Weatherford International, auto parts retailer O'Reilly Automotive, discount travel provider priceline.com, Starbucks, network security provider McAfee, and retailer Urban Outfitters. The Fund also benefitted from an overweight position in the healthcare sector during most of the fiscal year, and an underweight position in the producer durables sector. The largest detractors to performance were unfavorable stock selection in the financial services, materials & processing and healthcare sectors. Notable detractors to performance included copper producer Freeport-McMoRan Copper & Gold, mutual fund provider Janus Capital Group, engineering & construction firm FosterWheeler, Halliburton and ConocoPhillips. The Fund was also hurt by underweight positions in the information technology and consumer discretionary sectors, as well as a modest overweight in the energy sector.

PORTFOLIO STRATEGY

For the fiscal year ended July 31, 2009, the Institutional Class Shares of the Fund delivered a total return of -18.28% and the Class A Shares returned -18.60%. Over the same period, the Fund's benchmark (the Russell 1000 Growth Index) return was -17.57%. The benchmark was changed on January 1, 2009 from the S&P/Citigroup Growth Index to the Russell 1000 Growth Index because the Fund is more closely correlated to this broader index. In addition, the Russell 1000 Growth Index is a more commonly recognized and accepted benchmark for the large cap growth style. As a reference, for the year ending July 31, 2009, the S&P/Citigroup Growth Index return was -16.44%.

Looking ahead to the remainder of 2009, the Fund is positioned with a cyclical bias, and should benefit from the growing evidence that economic activity around the world is beginning to expand once again. Recent additions to the Fund include EMC, Intel, Dell, Lowe's and Carnival. With globally coordinated fiscal and monetary policy as accommodative as anything the world has ever seen, the debate has now shifted from whether or not global economies will avoid depression to the strength and sustainability of the recovery. Markets continue to discount a significant improvement in global growth prospects next year, and while the pace of gains are likely to moderate, we are still positioning for further recovery with overweight positions in the more economically sensitive information technology, consumer discretionary and energy sectors. The Fund's biggest underweight positions remain in more defensive sectors such as healthcare, consumer staples and utilities. While the pace of the market's ascent is likely to slow, we would need to see more compelling evidence from indicators such as breadth, sentiment, and valuation, as well as the withdrawal of liquidity by central banks around the world to become more defensive again.

THIS REPRESENTS THE MANAGER'S ASSESSMENT OF THE MARKET ENVIRONMENT AT A SPECIFIC POINT IN TIME AND SHOULD NOT BE RELIED UPON BY THE READER AS RESEARCH OR INVESTMENT ADVICE.

THE RUSSELL 1000 GROWTH INDEX MEASURES THE PERFORMANCE OF THOSE RUSSELL 1000 COMPANIES WITH HIGHER PRICE-BOOK RATIOS AND HIGHER FORECASTED GROWTH VALUES. THE S&P 500 INDEX IS A MARKET-VALUE WEIGHTED INDEX CONSISTING OF 500 STOCKS CHOSEN FOR MARKET SIZE, LIQUIDITY, AND INDUSTRY GROUP REPRESENTATION WITH EACH STOCK'S WEIGHT IN THE INDEX PROPORTIONATE TO ITS MARKET VALUE. THE S&P 500/CITIGROUP GROWTH INDEX CONTAINS THOSE SECURITIES OF THE S&P 500 INDEX WITH GROWTH CHARACTERISTICS.

THE ADVISORS' INNER CIRCLE FUND II                 FROST CORE GROWTH EQUITY FUND
MANAGEMENT DISCUSSION OF FUND PERFORMANCE          JULY 31, 2009

GROWTH OF A $10,000 INVESTMENT

           Annualized      Annualized      Annualized
One Year     3 Year          5 Year        Inception
Return       Return*         Return*        to Date*
-18.28%      -3.62%          0.82%           0.33%      Institutional Class(1)
-18.60%      -3.85%          0.53%           0.07%      Class A(2)
-23.28%      -5.75%         -0.65%          -0.76%     Class A, with load(2)(3)

                              (PERFORMANCE GRAPH)


               Frost Core
             Growth Equity,      Frost Core      Russell 1000       S&P 500/
              Institutional     Growth Equity       Growth      Citigroup Growth
                 Class(1)    Fund, Class A(2)(3)     Index           Index
             --------------  ------------------- -------------      -------
5/31/2002       $10,000           $ 9,425           $10,000        $10,000
7/31/2002         8,452             7,964             8,576          8,574
7/31/2003         8,973             8,427             9,574          9,621
7/31/2004         9,828             9,223            10,389         10,511
7/31/2005        11,168            10,445            11,744         11,539
7/31/2006        11,432            10,655            11,656         11,468
7/31/2007        13,261            12,343            13,925         13,355
7/31/2008        12,525            11,634            13,049         12,515
7/31/2009        10,236             9,470            10,756         10,458

                             Period ended July 31st

(1)  INSTITUTIONAL CLASS SHARES COMMENCED OPERATIONS ON APRIL 25, 2008.

(2)  CLASS A SHARES COMMENCED OPERATIONS ON JUNE 30, 2008.

(3)  REFLECTS 5.75% SALES CHARGE.

THE PERFORMANCE DATA QUOTED HEREIN REPRESENTS PAST PERFORMANCE AND THE RETURN AND VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT, WHEN REDEEMED, MAY BE WORTH LESS THAN ITS ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE PERFORMANCE AND SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF THE FUTURE RESULTS OF THE FUND. THE FUND'S PERFORMANCE ASSUMES THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. INDEX RETURNS ASSUME REINVESTMENT OF DIVIDENDS AND, UNLIKE A FUND'S RETURNS, DO NOT REFLECT ANY FEES OR EXPENSES. IF SUCH FEES AND EXPENSES WERE INCLUDED IN THE INDEX RETURNS, THE PERFORMANCE WOULD HAVE BEEN LOWER.

THE PERFORMANCE OF THE FUND WOULD HAVE BEEN LOWER HAD THE ADVISER NOT WAIVED A PORTION OF ITS FEES.

PLEASE NOTE THAT ONE CANNOT INVEST DIRECTLY IN AN UNMANAGED INDEX.

RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

THERE ARE NO ASSURANCES THAT THE FUND WILL MEET ITS STATED OBJECTIVES. THE FUND'S HOLDINGS AND ALLOCATIONS ARE SUBJECT TO CHANGE BECAUSE IT IS ACTIVELY MANAGED AND SHOULD NOT BE CONSIDERED RECOMMENDATIONS TO BUY INDIVIDUAL SECURITIES.

* FOR PERIODS PRIOR TO APRIL 25, 2008 FOR THE INSTITUTIONAL CLASS SHARES AND CLASS A SHARES, THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE OF THE PREDECESSOR FUND, A COMMON TRUST FUND MANAGED BY THE FROST NATIONAL BANK, ADJUSTED TO REFLECT FEES AND EXPENSES BORNE BY THE FUND. THE PREDECESSOR FUND COMMENCED OPERATIONS PRIOR TO THE PERIODS SHOWN. THE EARLIEST DATE FOR WHICH THE PREDECESSOR FUND'S PERFORMANCE CAN BE CALCULATED APPLYING THE RELEVANT PERFORMANCE STANDARDS IS MAY 31, 2002 ("PERFORMANCE START DATE"). THE PREDECESSOR FUND WAS NOT A REGISTERED MUTUAL FUND SO IT WAS NOT SUBJECT TO THE SAME INVESTMENT AND TAX RESTRICTIONS AS THE FUND. IF IT HAD BEEN, THE PREDECESSOR FUND'S PERFORMANCE MAY HAVE BEEN LOWER. FOR THE PERIOD APRIL 25, 2008 TO JUNE 30, 2008, THE PERFORMANCE FOR CLASS A SHARES WAS THAT OF THE INSTITUTIONAL CLASS SHARES LESS 12B-1 FEES APPLICABLE TO CLASS A SHARES.

THE ADVISORS' INNER CIRCLE FUND II              FROST DIVIDEND VALUE EQUITY FUND
MANAGEMENT DISCUSSION OF FUND PERFORMANCE       JULY 31, 2009

FUND OBJECTIVE:

The Frost Dividend Value Equity Fund (the "Fund") seeks long-term capital appreciation and current income.

MARKET COMMENTARY

As the global economy began to slow in early August of 2008, we began to reduce our exposure to basic materials and energy, two sectors which we had been overweight. Following the collapse of Lehman Brothers in September and the resulting shock to the global economy, we took a more defensive posture. We increased our cash levels and overweighted defensive sectors such as staples, healthcare, and utilities. We remained significantly underweight financials and avoided much of the systemic risk impacting the larger financial companies.

By late 2008 and early 2009, the U.S. and Asian economies began to show early signs of stabilization ("green shoots") while equity valuations continued to reflect overly pessimistic fundamentals based upon our analysis. We began to shift to a more offensive posture by increasing our weight in technology and resuming our overweight exposure to energy and materials. We purchased Intel, Maxim Integrated Products, EnCana, Schlumberger, Vale, and Nucor, all of which have attractive dividends which we believe are sustainable. We began to buy dividend paying life insurance stocks such as Aflac, Manulife, and Ameriprise Financial to replace many of the bank stocks previously held in the Fund. While we have reduced our underweight in financials, our underweight exposure to bank stocks has hurt us recently as financials have led the stock market recovery.

PORTFOLIO STRATEGY

For the fiscal year ended July 31, 2009, the Fund produced a total return of -14.76% (Institutional Class Shares) and -15.08% (Class A Shares) versus -22.94% for its benchmark - the Russell 1000 Value Index. The benchmark for the Fund was changed on January 1 from the S&P 500/Citigroup Value Index to the Russell 1000 Value Index because the Fund is more closely correlated to this broader index. In addition, the Russell 1000 Value Index is a more commonly recognized and accepted benchmark for the large cap value style. The S&P 500/Citigroup Value Index returned -23.66% for the fiscal year ending July 31, 2009.

As we enter the second half of 2009, we remain optimistic about U.S. equity markets, although less so than previously, given valuations aren't as attractive as they were at the market trough. We are encouraged by leading economic indicators that suggest the U.S. economy may soon emerge from the current recession. We continue to find value in the market; with natural resources responding to rising demand in Asia; and the technology sector, with solid balance sheets and strong demand from emerging markets. We remain cautious on U.S. consumer spending with large debt balances and the need to rebuild household balance sheets; deleveraging will happen, partially at the expense of discretionary spending.

THIS REPRESENTS THE MANAGER'S ASSESSMENT OF THE MARKET ENVIRONMENT AT A SPECIFIC POINT IN TIME AND SHOULD NOT BE RELIED UPON BY THE READER AS RESEARCH OR INVESTMENT ADVICE.

THE RUSSELL 1000 VALUE INDEX MEASURES THE PERFORMANCE OF THOSE RUSSELL 1000 COMPANIES WITH LOWER PRICE-BOOK RATIOS AND LOWER FORECASTED GROWTH VALUES. THE S&P 500 INDEX IS A MARKET-VALUE WEIGHTED INDEX CONSISTING OF 500 STOCKS CHOSEN FOR MARKET SIZE, LIQUIDITY, AND INDUSTRY GROUP REPRESENTATION WITH EACH STOCK'S WEIGHT IN THE INDEX PROPORTIONATE TO ITS MARKET VALUE. THE S&P 500/CITIGROUP VALUE INDEX CONTAINS THOSE SECURITIES OF THE S&P 500 INDEX WITH VALUE CHARACTERISTICS.

THE ADVISORS' INNER CIRCLE FUND II              FROST DIVIDEND VALUE EQUITY FUND
MANAGEMENT DISCUSSION OF FUND PERFORMANCE       JULY 31, 2009

GROWTH OF A $10,000 INVESTMENT


                Annualized      Annualized      Annualized
One Year        3 Year          5 Year          Inception
Return          Return*         Return*         to Date*
-14.76%         -1.18%          5.01%           3.78%     Institutional Class(1)
-15.08%         -1.46%          4.75%           3.51%     Class A(2)
-19.95%         -3.38%          3.52%           2.66%     Class A, with
                                                          load(2)(3)

                              (PERFORMANCE GRAPH)

            Frost Dividend
             Value Equity
                 Fund,         Frost Dividend            S&P
             Institutional      Value Equity        500/Citigroup   Russell 1000
               Class(1)      Fund, Class A(2)(3)     Value Index     Value Index
            --------------   -------------------    -------------   ------------
5/31/2002       $10,000             $9,425            $10,000         $10,000
7/31/2002         8,870              8,351              8,525           8,550
7/31/2003         8,809              8,272              9,291           9,468
7/31/2004        10,218              9,570             10,908          11,142
7/31/2005        11,976             11,205             12,923          13,263
7/31/2006        13,523             12,616             14,435          14,801
7/31/2007        15,972             14,863             16,718          16,794
7/31/2008        15,311             14,215             14,068          14,250
7/31/2009        13,050             12,072             10,739          10,981

                             Period ended July 31st

(1)  INSTITUTIONAL CLASS SHARES COMMENCED OPERATIONS ON APRIL 25, 2008.

(2)  CLASS A SHARES COMMENCED OPERATIONS ON JUNE 30, 2008.

(3)  REFLECTS 5.75% SALES CHARGE.

THE PERFORMANCE DATA QUOTED HEREIN REPRESENTS PAST PERFORMANCE AND THE RETURN AND VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT, WHEN REDEEMED, MAY BE WORTH LESS THAN ITS ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE PERFORMANCE AND SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF THE FUTURE RESULTS OF THE FUND. THE FUND'S PERFORMANCE ASSUMES THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. INDEX RETURNS ASSUME REINVESTMENT OF DIVIDENDS AND, UNLIKE A FUND'S RETURNS, DO NOT REFLECT ANY FEES OR EXPENSES. IF SUCH FEES AND EXPENSES WERE INCLUDED IN THE INDEX RETURNS, THE PERFORMANCE WOULD HAVE BEEN LOWER.

THE PERFORMANCE OF THE FUND WOULD HAVE BEEN LOWER HAD THE ADVISER NOT WAIVED A PORTION OF ITS FEES.

PLEASE NOTE THAT ONE CANNOT INVEST DIRECTLY IN AN UNMANAGED INDEX.

RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

THERE ARE NO ASSURANCES THAT THE FUND WILL MEET ITS STATED OBJECTIVES. THE FUND'S HOLDINGS AND ALLOCATIONS ARE SUBJECT TO CHANGE BECAUSE IT IS ACTIVELY MANAGED AND SHOULD NOT BE CONSIDERED RECOMMENDATIONS TO BUY INDIVIDUAL SECURITIES.

* FOR PERIODS PRIOR TO APRIL 25, 2008 FOR THE INSTITUTIONAL CLASS SHARES AND CLASS A SHARES, THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE OF THE PREDECESSOR FUND, A COMMON TRUST FUND MANAGED BY THE FROST NATIONAL BANK, ADJUSTED TO REFLECT FEES AND EXPENSES BORNE BY THE FUND. THE PREDECESSOR FUND COMMENCED OPERATIONS PRIOR TO THE PERIODS SHOWN. THE EARLIEST DATE FOR WHICH THE PREDECESSOR FUND'S PERFORMANCE CAN BE CALCULATED APPLYING THE RELEVANT PERFORMANCE STANDARDS IS MAY 31, 2002 ("PERFORMANCE START DATE"). THE PREDECESSOR FUND WAS NOT A REGISTERED MUTUAL FUND SO IT WAS NOT SUBJECT TO THE SAME INVESTMENT AND TAX RESTRICTIONS AS THE FUND. IF IT HAD BEEN, THE PREDECESSOR FUND'S PERFORMANCE MAY HAVE BEEN LOWER. FOR THE PERIOD APRIL 25, 2008 TO JUNE 30, 2008, THE PERFORMANCE FOR CLASS A SHARES WAS THAT OF THE INSTITUTIONAL CLASS SHARES LESS 12B-1 FEES APPLICABLE TO CLASS A SHARES.

THE ADVISORS' INNER CIRCLE FUND II                 FROST STRATEGIC BALANCED FUND
MANAGEMENT DISCUSSION OF FUND PERFORMANCE          JULY 31, 2009

FUND OBJECTIVE:

The investment objective of the Frost Strategic Balanced Fund (the "Fund") is to seek long-term capital appreciation and current income.

MARKET COMMENTARY

We find ourselves looking back on one of the most dramatic investing climates in 100 years. Two years ago, we saw the first signs of systemic risk that originated with a credit bubble in the riskier segments of the U.S. mortgage market, known as "sub-prime". This risk escalated into failures of two august investment banks, Lehman Brothers and Bear Stearns, causing risk premiums to rise across global asset markets. Investors experienced a failure of diversification in risky assets, with sharp declines occurring in virtually every major asset class from U.S. stocks to corporate bonds; across U.S. and international markets. Leveraged professional investors, such as banks and hedge funds, were forced to dump risky assets in order to meet the liquidity requirements of deleveraging.

The Fund was not immune from such dramatic downside risk, rather, the Fund's diversification partially offset, as it was designed to do, a 100% exposure to U.S. equity market risk. Investors were subject to a "re-coupling" between the developed and emerging market economies and this was reflected in significant declines in global markets, no matter the country of domicile.

The investment debate has now swung from discussions about the odds of a second Great Depression to the likely robustness, or lack thereof, of the global recovery. We are in the camp that global fiscal and monetary stimuli were necessary to mitigate the likelihood of a second global Depression. That being said, we remain skeptical of the efficacy of such a huge injection of liquidity to sustain global growth, as central banks will eventually have to withdraw liquidity to manage inflationary expectations. Economic forecasting remains a highly error-prone exercise, hence our focus is on maintaining our investment discipline, and our view is that we should not fight the effects of these unprecedented fiscal and monetary stimuli. The Fund's positioning remains moderately aggressive, while adhering to our investment process in terms of wide diversification. We remain alert to the potential for risk-taking to again overshoot, as massive injections of liquidity tend to underwrite risk-seeking behavior.

PORTFOLIO STRATEGY

For the fiscal year ended July 31, 2009, the Fund posted a loss of -7.66% (Institutional Class Shares) and -7.88% (Class A Shares), which compares with a loss on the S&P 500 Index of -19.96% and of -8.94% for the Fund's blended benchmark. For the period from the beginning of 2009 to the fiscal year cut-off at July 31, 2009, the Fund rallied 13.6% (Institutional Class Shares) and 13.5% (Class A Shares), which compares favorably to a gain of 11% for the S&P 500 Index and 10.1% for the blended benchmark over the same period. We do not expect that a balanced fund would continue to outperform a pure stock index, such as the S&P 500 Index over the long-run, rather, we see the year-to-date result as the consequence of resurgence of deeply oversold credit markets and the Fund's tilting to sectors such as domestic large cap growth and emerging markets equity.

Risk taking has almost effected a complete reversal since the steep drop in the markets in the second-half of 2008. This rotation has been a significant determinant of the Fund's performance. In 2008, the Fund benefited from its allocations to higher-quality fixed income and cash; meanwhile equity allocations geared to global growth, such as emerging markets and global mining, negatively impacted performance. After the declines exhibited in 2008 played out, the Fund ramped up its equity allocation in 2009, including higher "beta" groups, such as smaller companies and emerging markets equity, as the managers saw opportunity. At the conclusion of the Fund's fiscal year, the Fund was overweight emerging markets, while trimming a specific allocation to Chinese equity as part of risk management. So far in 2009, the Fund's primary contributors to performance are an overweight in equity, relative to the strategic policy weight, and allocations to credit within fixed income. Detractors to performance include higher-quality fixed income, such as treasuries and TIPS, real estate, and health care equity.

THE ADVISORS' INNER CIRCLE FUND II                 FROST STRATEGIC BALANCED FUND
MANAGEMENT DISCUSSION OF FUND PERFORMANCE          JULY 31, 2009

As we progress into the latter half of 2009, the economic landscape remains uncertain. What does seem clear is that investors have moved to framing expectations about whether the global economy will experience a sharper, 'V-shaped', recovery versus an 'L-shaped' recovery. At this stage, we are inclined to lean towards the 'L-shaped' slower trajectory view, with some notable exceptions such as emerging Asia, where the growth trajectory is steeper, and where fiscal stimulus was affected very rapidly. For the balance of 2009, we expect performance to be modest after the extreme cyclical rally experienced since the March lows. We intend to maintain a moderate overweight in equities versus fixed income assets to capitalize on an improving economic climate. After the surge we saw in the second quarter, it would not be surprising to see some retracement this quarter as investors seek to book profits.

THIS REPRESENTS THE MANAGER'S ASSESSMENT OF THE MARKET ENVIRONMENT AT A SPECIFIC POINT IN TIME AND SHOULD NOT BE RELIED UPON BY THE READER AS RESEARCH OR INVESTMENT ADVICE.

THE BLENDED BENCHMARK CONSISTS OF THE S&P 500 INDEX, MSCI ALL COUNTRY WORLD EX-U.S. INDEX, AND BARCLAYS U.S. AGGREGATE BOND INDEX. THE S&P 500 INDEX IS A MARKET-VALUE WEIGHTED INDEX CONSISTING OF 500 STOCKS CHOSEN FOR MARKET SIZE, LIQUIDITY AND INDUSTRY GROUP REPRESENTATION, WITH EACH STOCK'S WEIGHT IN THE INDEX PROPORTIONATE TO ITS MARKET VALUE. THE MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) ALL COUNTRY WORLD EX-U.S. INDEX IS A FREE FLOAT-ADJUSTED MARKET CAPITALIZATION WEIGHTED INDEX COMPOSED OF APPROXIMATELY 2,000 COMPANIES, AND IS REPRESENTATIVE OF THE MARKET STRUCTURE OF 47 DEVELOPED AND EMERGING MARKET COUNTRIES IN NORTH AND SOUTH AMERICA, EUROPE, AFRICA, AND THE PACIFIC RIM, EXCLUDING SECURITIES OF U.S. ISSUERS. THE BARCLAYS U.S. AGGREGATE BOND INDEX REPRESENTS SECURITIES THAT ARE SEC REGISTERED, TAXABLE AND DOLLAR DENOMINATED. THE INDEX COVERS THE U.S. INVESTMENT-GRADE FIXED-RATE BOND MARKET, WITH INDEX COMPONENTS FOR GOVERNMENT AND CORPORATE SECURITIES, MORTGAGE PASS-THROUGH SECURITIES AND ASSET-BACKED SECURITIES.

THE ADVISORS' INNER CIRCLE FUND II                 FROST STRATEGIC BALANCED FUND
MANAGEMENT DISCUSSION OF FUND PERFORMANCE          JULY 31, 2009

GROWTH OF A $10,000 INVESTMENT

                Annualized
One Year        Inception
Return          to Date*
-7.66%          -0.20%    Institutional Class(1)
-7.88%          -0.46%    Class A(1)
-13.21%         -2.42%    Class A, with load(1)(2)



                              (PERFORMANCE GRAPH)


                                        Frost           48/12/40                 MSCI All
            Frost Strategic           Strategic       Hybrid of the               Country     Barclays U.S.
             Balanced Fund,            Balanced         Following     S&P 500   World ex-US     Aggregate
         Institutional Class(1)  Fund, Class A(1)(2)    3 Indexes      Index       Index        Bond Index
         ----------------------  -------------------  -------------   -------   -----------   -------------
7/31/2006      $10,000                 $ 9,425          $10,000       $10,000     $10,000        $10,000
7/31/2007       11,267                  10,592           11,322        11,613      12,794         10,558
7/31/2008       10,766                  10,089           10,862        10,325      11,550         11,207
7/31/2009        9,941                   9,294            9,890         8,264       9,086         12,086

                             Period ended July 31st


(1) BOTH INSTITUTIONAL CLASS SHARES AND CLASS A SHARES COMMENCED OPERATIONS ON JUNE 30, 2008.

(2)  REFLECTS 5.75% SALES CHARGE.

THE PERFORMANCE DATA QUOTED HEREIN REPRESENTS PAST PERFORMANCE AND THE RETURN AND VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT, WHEN REDEEMED, MAY BE WORTH LESS THAN ITS ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE PERFORMANCE AND SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF THE FUTURE RESULTS OF THE FUND. THE FUND'S PERFORMANCE ASSUMES THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. INDEX RETURNS ASSUME REINVESTMENT OF DIVIDENDS AND, UNLIKE A FUND'S RETURNS, DO NOT REFLECT ANY FEES OR EXPENSES. IF SUCH FEES AND EXPENSES WERE INCLUDED IN THE INDEX RETURNS, THE PERFORMANCE WOULD HAVE BEEN LOWER.

THE PERFORMANCE OF THE FUND WOULD HAVE BEEN LOWER HAD THE ADVISER NOT WAIVED A PORTION OF ITS FEES.

PLEASE NOTE THAT ONE CANNOT INVEST DIRECTLY IN AN UNMANAGED INDEX.

RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

THERE ARE NO ASSURANCES THAT THE FUND WILL MEET ITS STATED OBJECTIVES. THE FUND'S HOLDINGS AND ALLOCATIONS ARE SUBJECT TO CHANGE BECAUSE IT IS ACTIVELY MANAGED AND SHOULD NOT BE CONSIDERED RECOMMENDATIONS TO BUY INDIVIDUAL SECURITIES.

* FOR PERIODS PRIOR TO JUNE 30, 2008 FOR BOTH THE INSTITUTIONAL CLASS SHARES AND THE CLASS A SHARES, THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE OF THE PREDECESSOR FUND, A COMMON TRUST FUND MANAGED BY THE FROST NATIONAL BANK, ADJUSTED TO REFLECT FEES AND EXPENSES BORNE BY THE FUND. THE PREDECESSOR FUND COMMENCED OPERATIONS PRIOR TO THE PERIODS SHOWN. THE EARLIEST DATE FOR WHICH THE PREDECESSOR FUND'S PERFORMANCE CAN BE CALCULATED APPLYING THE RELEVANT PERFORMANCE STANDARDS IS JULY 31, 2006 ("PERFORMANCE START DATE"). THE PREDECESSOR FUND WAS NOT A REGISTERED MUTUAL FUND SO IT WAS NOT SUBJECT TO THE SAME INVESTMENT AND TAX RESTRICTIONS AS THE FUND. IF IT HAD BEEN, THE PREDECESSOR FUND'S PERFORMANCE MAY HAVE BEEN LOWER.

THE ADVISORS' INNER CIRCLE FUND II                       FROST KEMPNER MULTI-CAP
MANAGEMENT DISCUSSION OF FUND PERFORMANCE                DEEP VALUE EQUITY FUND
                                                         JULY 31, 2009

FUND OBJECTIVE:

The Frost Kempner Multi-Cap Deep Value Equity Fund (the "Fund") seeks to generate a total pre-tax return, including capital growth and dividends, greater than the rate of inflation over a three-to-five year period.

MARKET COMMENTARY

As the market proceeded in its extraordinary plunge and recovery during the year ended July 31, 2009, we tried to keep our long-term objectives in mind. As long-term bargains appeared and we felt downside risk was minimized, we therefore purchased several millions in dollars more than we sold during the first 9 months of this period. We have been sellers of long held positions to a greater extent in the last quarter.

We built a position in Archer-Daniels-Midland (ADM) through this period, as well as in Boeing (BA), Nokia ADR (NOK), PPG Industries (PPG), Staples (SPLS), and ConocoPhillips (COP). Sales have continued in positions of Arkansas Best (ABFS), Canon ADR (CAJ), Pfizer (PFE), RenaissanceRe Holdings (RNR), and Wyeth Pharmaceuticals (WYE) among others. We have, on average, purchased much larger cap stocks than before, which is one of the advantages we feel of being a multi-cap entity.

PORTFOLIO STRATEGY

For the fiscal year ended July 31, 2009, the Fund produced a total return of -16.33% (Institutional Class Shares) and -16.54% (Class A Shares) vs. -20.05% for its benchmark, the S&P 500/Citigroup Value Index, which returned -23.66% during this period.

We believe that at present, there is a substantial under-estimation of the potential strength of the U.S. economy. We believe that it will grow at approximately 4% for the next 18 months due to an inventory re-stocking cycle, increased exports and more strength in the consumer than many now credit. As a result, we are more optimistic about the earnings potential of corporations than many people seem to be at this time. What values we are finding at this moment, however, with our very intensive screening process, tend to be large-cap companies and particularly those such as Wal-Mart (WMT), which are consumer based.

THIS REPRESENTS THE MANAGER'S ASSESSMENT OF THE MARKET ENVIRONMENT AT A SPECIFIC POINT IN TIME AND SHOULD NOT BE RELIED UPON BY THE READER AS RESEARCH OR INVESTMENT ADVICE.

THE S&P 500 INDEX IS A MARKET-VALUE WEIGHTED INDEX CONSISTING OF 500 STOCKS CHOSEN FOR MARKET SIZE, LIQUIDITY, AND INDUSTRY GROUP REPRESENTATION, WITH EACH STOCK'S WEIGHT IN THE INDEX PROPORTIONATE TO ITS MARKET VALUE. THE S&P 500/CITIGROUP VALUE INDEX CONTAINS THOSE SECURITIES OF THE S&P 500 INDEX WITH VALUE CHARACTERISTICS.

THE ADVISORS' INNER CIRCLE FUND II                       FROST KEMPNER MULTI-CAP
MANAGEMENT DISCUSSION OF FUND PERFORMANCE                DEEP VALUE EQUITY FUND
                                                         JULY 31, 2009

GROWTH OF A $10,000 INVESTMENT

                Annualized      Annualized      Annualized
One Year        3 Year          5 Year          Inception
Return          Return*         Return*         to Date*
-16.33%         -7.31%          -1.81%          2.08%   Institutional Class(1)
-16.54%         -7.55%          -2.06%          1.82%   Class A(2)
-21.31%         -9.35%          -3.20%          0.97%   Class A, with load(2)(3)


                               (PERFORMANCE GRAPH)

                                         Frost
              Frost Kempner             Kempner              S&P
             Multi-Cap Deep            Multi-Cap         500/Citigroup
               Value Fund,             Deep Value           Value
          Institutional Class(1)   Fund, Class A(2)(3)      Index
          ----------------------   -------------------   -------------
7/31/2002       $10,000                 $ 9,425            $10,000
7/31/2003        10,463                   9,823             10,898
7/31/2004        12,661                  11,865             12,796
7/31/2005        14,054                  13,135             15,159
7/31/2006        14,508                  13,533             16,932
7/31/2007        16,677                  15,507             19,611
7/31/2008        13,808                  12,814             16,051
7/31/2009        11,554                  10,695             12,597

                             Period ended July 31st

(1)  INSTITUTIONAL CLASS SHARES COMMENCED OPERATIONS ON APRIL 25, 2008.

(2)  CLASS A SHARES COMMENCED OPERATIONS ON JUNE 30, 2008.

(3)  REFLECTS 5.75% SALES CHARGE.

THE PERFORMANCE DATA QUOTED HEREIN REPRESENTS PAST PERFORMANCE AND THE RETURN AND VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT, WHEN REDEEMED, MAY BE WORTH LESS THAN ITS ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE PERFORMANCE AND SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF THE FUTURE RESULTS OF THE FUND. THE FUND'S PERFORMANCE ASSUMES THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. INDEX RETURNS ASSUME REINVESTMENT OF DIVIDENDS AND, UNLIKE A FUND'S RETURNS, DO NOT REFLECT ANY FEES OR EXPENSES. IF SUCH FEES AND EXPENSES WERE INCLUDED IN THE INDEX RETURNS, THE PERFORMANCE WOULD HAVE BEEN LOWER.

PLEASE NOTE THAT ONE CANNOT INVEST DIRECTLY IN AN UNMANAGED INDEX.

RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

THERE ARE NO ASSURANCES THAT THE FUND WILL MEET ITS STATED OBJECTIVES. THE FUND'S HOLDINGS AND ALLOCATIONS ARE SUBJECT TO CHANGE BECAUSE IT IS ACTIVELY MANAGED AND SHOULD NOT BE CONSIDERED RECOMMENDATIONS TO BUY INDIVIDUAL SECURITIES.

* FOR PERIODS PRIOR TO APRIL 25, 2008 FOR THE INSTITUTIONAL CLASS SHARES AND CLASS A SHARES, THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE OF THE PREDECESSOR FUND, A COMMON TRUST FUND MANAGED BY THE FROST NATIONAL BANK, ADJUSTED TO REFLECT FEES AND EXPENSES BORNE BY THE FUND. THE PREDECESSOR FUND COMMENCED OPERATIONS PRIOR TO THE PERIODS SHOWN. THE EARLIEST DATE FOR WHICH THE PREDECESSOR FUND'S PERFORMANCE CAN BE CALCULATED APPLYING THE RELEVANT PERFORMANCE STANDARDS IS JULY 31, 2002 ("PERFORMANCE START DATE"). THE PREDECESSOR FUND WAS NOT A REGISTERED MUTUAL FUND SO IT WAS NOT SUBJECT TO THE SAME INVESTMENT AND TAX RESTRICTIONS AS THE FUND. IF IT HAD BEEN, THE PREDECESSOR FUND'S PERFORMANCE MAY HAVE BEEN LOWER. FOR THE PERIOD APRIL 25, 2008 TO JUNE 30, 2008, THE PERFORMANCE FOR CLASS A SHARES WAS THAT OF THE INSTITUTIONAL CLASS SHARES LESS 12B-1 FEES APPLICABLE TO CLASS A SHARES.

THE ADVISORS' INNER CIRCLE FUND II                    FROST HOOVER SMALL-MID CAP
MANAGEMENT DISCUSSION OF FUND PERFORMANCE             EQUITY FUND
                                                      JULY 31, 2009

FUND OBJECTIVE:

The Frost Hoover Small-Mid Cap Equity Fund (the "Fund") seeks to maximize total return.

MARKET COMMENTARY

The first year of the Fund encompassed the most turbulent market in over 75 years. We would divide the year into roughly four distinct periods: (1) August through the steep decline in September, October and November, (2) the initial recovery from November into mid-January, (3) a second steep decline through mid-March, and (4) recovery. Anticipating an economic slowdown or recession and the end of the bull market cycle, we had positioned the Fund in larger market cap, more stable, defensive companies such as Dollar Tree, Family Dollar Stores, Flowers Foods and Digital Realty Trust. These more liquid, defensive companies with a slower growth trajectory, higher cash flow generation, and often with dividends, lag at the end of the bull market as investors focus on companies with overly optimistic earnings revisions and then they outperform as the bear market takes hold. Unfortunately, this time when the failure of Lehman Brothers, Bear Stearns, et al. posed systemic risk which could impact all companies, fear and panic drove the entire market into freefall. As hedge fund and mutual fund redemptions hit and large funds were forced to liquidate positions to raise cash, investors were forced to sell the more liquid stocks in their portfolios and they were sold without discretion. Unfortunately, the larger and more illiquid stocks in the Small-Mid cap universe were the most stable, defensive, and highest quality companies, some of which we owned and thought would weather the recession with less volatility.

After the October and November declines, the market presented us with a rare opportunity to buy the highest quality companies in our universe at multi-year valuation discounts. As a result, we added companies with market dominance and leadership, above average growth, and the strongest balance sheets to the Fund's portfolio. Many of these companies we had owned in the past and we knew management, however, their market cap had become too large in the last stage of the bull market. Some of these companies opportunistically purchased, which continue to outperform include Aecom Technology, Chipotle Mexican Grill, Corrections Corporation of America, Salesforce.com, and Urban Outfitters, among others. We also added to holdings in higher growth companies which ordinarily have extremely high multiples, such as Advent Software, Morningstar, and ANSYS, and oversold energy names such as Bill Barrett, Unit, and McDermott International. These stocks continue to contribute to performance. However, rallying even faster off the October/November lows were the heavily shorted, lower quality companies with over-leveraged balance sheets, little or negative earnings, priced under $5, etc., and whose growth prospects were clouded by struggling business models and weak management. It is not our strategy to invest in such companies, however, their strong outperformance drove the Russell 2500 Index during the November to January rally.

In January 2009, investors, sparked by renewed fears that companies with systemic risk could fail and bring down the entire market, drove the market and many stocks to new multi-year bear market lows. We outperformed during this sell-off in part because the quality companies we had purchased before the October/November collapse did not retreat as much as the overall market and the oversold stocks we had purchased during that period began to recover.

After the March lows, however, a dramatic short covering rally caused the weaker companies to bounce strongly off the bottom. These were the same small cap stocks investors had sold a month earlier because of their lack of visibility and over-leveraged balance sheets, and in many cases there was a "going concern" risk. As the market rally gained momentum early in the second quarter, these lower quality stocks, the same ones with the most to lose if the recession and credit crisis continued at its current pace, started to have the most to gain if the economy stabilized. While this rally has lasted several months and these lower quality companies (which significantly outnumber the higher quality companies) have largely driven the performance of the Small-Mid cap universe during the second quarter, we have confidence the market will follow its normal pattern where the quality, self-funding growth companies will regain the market leadership as they always have after the low quality bounce off lows.

PORTFOLIO STRATEGY

For the fiscal year ended July 31, 2009, the Fund returned -26.94% (Institutional Class Shares) and -27.15% (Class A Shares) versus -20.66% for its benchmark, the Russell 2500 Index.

As the stock market moves back toward valuing equities based on their prospective earnings, earnings quality, growth, and stability, the Fund is well positioned with stocks that are leaders in fundamentals without carrying excessive valuations. We anticipate a slow economic recovery beginning in the third or fourth quarter and extending through 2010, and we believe the market can continue to advance as long as this scenario plays out. The Fund owns the best growth leaders with high return, self-funding businesses which dominate a niche or sector or are one of the leading companies in a field of weakened competitors and which have a value component to their products or services. In the consumer sector, we own high growth and special situation retailers, quick service restaurants, education and other business service providers, as well as food companies or retailers benefitting from potential price increases. In the industrial and technology sectors, we own

THE ADVISORS' INNER CIRCLE FUND II                    FROST HOOVER SMALL-MID CAP
MANAGEMENT DISCUSSION OF FUND PERFORMANCE             EQUITY FUND
                                                      JULY 31, 2009

companies which provide cost benefits from productivity enhancement, clean tech and energy technology, and suppliers to the stronger international markets. We own energy and oil service companies, as well as materials companies we believe will benefit from rising global growth and commodity price improvement. In healthcare, we are positioned in companies poised to profit from increases in volume as opposed to pricing, health care information technology initiatives, as well as "personalized medicine," such as genomic suppliers.

The charts below demonstrate: (1) the outperformance of leading high return companies over time, and (2) their historic brief underperformance coming out of the bear market.

FIG. 1. TOP RETURN OF INVESTED CAPITAL (ROIC) SMALL-CAPS TEND TO OUTPERFORM OVER THE LONG-TERM.

                               (PERFORMANCE GRAPH)

The top or best ROIC quintile grouping amongst small-caps has outperformed over the course of the last 10 plus years though it has experienced periods of underperformance.



SOURCE: FUREY RESEARCH AND FACTSET. SMALL-CAPS DEFINED AS COMPANIES POSSESSING MARKET CAPITALIZATIONS BETWEEN $200MM AND $3BN.

FIG. 2. DIFFERENCE BETWEEN TOP & BOTTOM ROIC PERFORMANCE. HIGH ROIC OUTPERFORMS OVER TIME. BOTTOM QUINTILE OUTPERFORMANCE CYCLES TYPICALLY LAST 11 MONTHS.

                               (PERFORMANCE GRAPH)

The top ROIC quintile has experienced extended periods of underperformance four times in the last 10 years. The current market is one such cycle. Typically, the bottom quintile "low quality companies" will outperform for an average 11 months before resuming its normal underperformance. The current cycle is roughly six months old.



SOURCE: FUREY RESEARCH AND FACTSET. SMALL-CAPS DEFINED AS COMPANIES POSSESSING MARKET CAPITALIZATIONS BETWEEN $200MM AND $3BN.

THIS REPRESENTS THE MANAGER'S ASSESSMENT OF THE MARKET ENVIRONMENT AT A SPECIFIC POINT IN TIME AND SHOULD NOT BE RELIED UPON BY THE READER AS RESEARCH OR INVESTMENT ADVICE.

THE RUSSELL 2500 INDEX MEASURES THE PERFORMANCE OF THE 2,500 SMALLEST COMPANIES IN THE RUSSELL 3000 INDEX, REPRESENTING APPROXIMATELY 16% OF THE TOTAL MARKET CAPITALIZATION OF THE RUSSELL 3000 INDEX.

THE ADVISORS' INNER CIRCLE FUND II                    FROST HOOVER SMALL-MID CAP
MANAGEMENT DISCUSSION OF FUND PERFORMANCE             EQUITY FUND
                                                      JULY 31, 2009

GROWTH OF A $10,000 INVESTMENT

                Annualized      Annualized      Annualized
One Year        3 Year          5 Year          Inception
Return          Return*         Return*         to Date*
-26.94%         -7.67%          0.08%           1.76%   Institutional Class(1)
-27.15%         -7.89%          -0.17%          1.50%   Class A(2)
-31.37%         -9.71%          -1.36%          0.67%   Class A, with load(2)(3)

                               (PERFORMANCE GRAPH)

             Frost Hoover
               Small-Mid          Frost Hoover
              Cap Equity            Small-Mid
                 Fund,              Cap Equity           Russell
        Institutional Class(1)   Fund, Class A(2)(3)    2500 Index
        ----------------------   -------------------    ----------
5/31/2002      $10,000               $ 9,425             $10,000
7/31/2002        8,318                 7,821               8,310
7/31/2003        9,769                 9,169              10,084
7/31/2004       11,287                10,578              11,916
7/31/2005       14,416                13,483              15,105
7/31/2006       14,397                13,423              15,683
7/31/2007       17,088                15,891              18,121
7/31/2008       15,511                14,398              16,595
7/31/2009       11,332                10,488              13,166

                             Period ended July 31st


(1)  INSTITUTIONAL CLASS SHARES COMMENCED OPERATIONS ON APRIL 25, 2008.

(2)  CLASS A SHARES COMMENCED OPERATIONS ON JUNE 30, 2008.

(3)  REFLECTS 5.75% SALES CHARGE.

THE PERFORMANCE DATA QUOTED HEREIN REPRESENTS PAST PERFORMANCE AND THE RETURN AND VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT, WHEN REDEEMED, MAY BE WORTH LESS THAN ITS ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE PERFORMANCE AND SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF THE FUTURE RESULTS OF THE FUND. THE FUND'S PERFORMANCE ASSUMES THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. INDEX RETURNS ASSUME REINVESTMENT OF DIVIDENDS AND, UNLIKE A FUND'S RETURNS, DO NOT REFLECT ANY FEES OR EXPENSES. IF SUCH FEES AND EXPENSES WERE INCLUDED IN THE INDEX RETURNS, THE PERFORMANCE WOULD HAVE BEEN LOWER.

PLEASE NOTE THAT ONE CANNOT INVEST DIRECTLY IN AN UNMANAGED INDEX.

RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

THERE ARE NO ASSURANCES THAT THE FUND WILL MEET ITS STATED OBJECTIVES. THE FUND'S HOLDINGS AND ALLOCATIONS ARE SUBJECT TO CHANGE BECAUSE IT IS ACTIVELY MANAGED AND SHOULD NOT BE CONSIDERED RECOMMENDATIONS TO BUY INDIVIDUAL SECURITIES.

* FOR PERIODS PRIOR TO APRIL 25, 2008 FOR THE INSTITUTIONAL CLASS SHARES AND CLASS A SHARES, THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE OF THE PREDECESSOR FUND, A COMMON TRUST FUND MANAGED BY THE FROST NATIONAL BANK, ADJUSTED TO REFLECT FEES AND EXPENSES BORNE BY THE FUND. THE PREDECESSOR FUND COMMENCED OPERATIONS PRIOR TO THE PERIODS SHOWN. THE EARLIEST DATE FOR WHICH THE PREDECESSOR FUND'S PERFORMANCE CAN BE CALCULATED APPLYING THE RELEVANT PERFORMANCE STANDARDS IS MAY 31, 2002 ("PERFORMANCE START DATE"). THE PREDECESSOR FUND WAS NOT A REGISTERED MUTUAL FUND SO IT WAS NOT SUBJECT TO THE SAME INVESTMENT AND TAX RESTRICTIONS AS THE FUND. IF IT HAD BEEN, THE PREDECESSOR FUND'S PERFORMANCE MAY HAVE BEEN LOWER. FOR THE PERIOD APRIL 25, 2008 TO JUNE 30, 2008, THE PERFORMANCE FOR CLASS A SHARES WAS THAT OF THE INSTITUTIONAL CLASS SHARES LESS 12B-1 FEES APPLICABLE TO CLASS A SHARES.

THE ADVISORS' INNER CIRCLE FUND II               FROST INTERNATIONAL EQUITY FUND
MANAGEMENT DISCUSSION OF FUND PERFORMANCE        JULY 31, 2009

FUND OBJECTIVE:

The Frost International Equity Fund (the "Fund") seeks to achieve long-term capital appreciation and current income.

MARKET COMMENTARY

Investors have been challenged or tempted to discontinue investing in this volatile environment, ignoring the opportunity cost associated with future participation in economic growth and progress. The month of March highlighted this, as we saw many depressed financial stocks more than double within a short time period, and most major market indices appreciate by over 20% from their lows. We commend several governments worldwide for their initiatives and determination to address long-term structural issues in an orderly manner. More recently, the markets have been swimming in alphabet soup - with market technicians waffling between predicting trend lines of L's, U's, V's and W's. The emerging market indices have outperformed their developed market counterparts by a wide margin. Optimism was concentrated on previously depressed and cyclical areas such as financials, materials, and industrials. The magnitude of positive currency effect for U.S. Investors (nearly a third of second quarter returns), as well as the size of emerging market inflows (+$30 billion year to date) is notable.

PORTFOLIO STRATEGY

For the annual period ended July 31, 2009, the Fund returned -17.51% (Institutional Class Shares) and -17.65% (Class A Shares) versus the MSCI EAFE Index (-22.60%) and the MSCI All Country World ex-U.S. Index (-21.33%), representing positive relative performance but disappointing absolute returns for investors. Year-to-date returns remain modestly ahead of the MSCI EAFE Index but trail the MSCI All Country World ex-U.S. Index (18.87% (Institutional Class and Class A Shares) versus 17.81% and 25.06%, respectively). Top contributors to the Fund's performance during the quarter were heavily tilted towards financials, with top contributors including Standard Chartered (STAN LN), Hong Kong Exchanges & Clearing (388 HK), Industrial and Commercial Bank of China (1398 HK), BM&F BOVESPA (BVMF3 BZ) and Julius Baer Holding (BAER VX). Most of these stocks experienced dramatic declines during the fourth and first calendar quarters of 2008 and 2009, followed by an equally remarkable recovery. In addition to the financials, top performing stocks included a retailer (Hennes & Mauritz HMB SS), a pay-TV operator (British Sky Broadcasting Group-SKY LN) and a Chinese internet stock (Baidu-BIDU). Detractors from performance were clustered in commodity-sensitive sectors such as energy (Gazprom-5140989, sold; Rosneft-B17FSC2, sold; and Schlumberger Ltd-SLB), materials (Potash Corp. of Saskatchewan-POT), and utilities (E.ON EOAN GR and Fortum FUM1V FH).

The Fund remained overweight in healthcare and telecommunication services and underweight in financials and commodity-related sectors. Our heavier exposure to consistent earners compared with the more cyclically oriented basic value stocks served the Fund well during the winter months where clarity on global financial reforms was missing, but has caused us to lag during the spring months when financials and energy companies rallied strongly. We have been selectively adding to high quality financial services names and trimming healthcare names which have become outsized positions and are relatively closer to our established price targets. Market volatility gave us plenty of opportunities to identify bargains during the first half of 2009 in both existing and new names.

New purchases more recently have included several financials across all three categories of value--basic value stocks Deutsche Bank (DBK GR) (recovering global diversified financial) and Mitsubishi UFJ Financial Group-8306 JP (Japan's largest and most financially sound bank); consistent earner Deutsche Boerse (DB1 GR) (leading European trading and clearing platforms); and emerging franchises Industrial & Commercial Bank of China (China's largest commercial bank) and BM&F BOVESPA (Brazil's vertically-integrated stock and futures exchange). In addition, we bought three other basic value stocks: Kingfisher (KGF LN) - a leading home improvement retailer in the UK, Petroleo Brasileiro
(PBR) and BHP Billiton (BHP AU) - two natural resource companies.

Our emerging markets exposure increased throughout the first and second quarter of 2009, reflecting both stock performance and additions to the portfolio, yet remains well within our historical average of 15-30%. For the International Equity Strategy, emerging market exposure outside of Teva Pharmaceutical Industries (TEVA) in Israel continues to be concentrated in the "BRIC" countries, each of which returned >40% during the second quarter of 2009. Developed markets as a whole also performed well, with notable contributions to the index coming from Japan, the United Kingdom, and Canada.

THE ADVISORS' INNER CIRCLE FUND II               FROST INTERNATIONAL EQUITY FUND
MANAGEMENT DISCUSSION OF FUND PERFORMANCE        JULY 31, 2009

Equities have rebounded nicely off their March lows. Whether this rally portends true economic recovery, mistakes in an inventory restocking cycle for improvement in underlying demand, or simply reflects the elimination of so called "tail risks" to the economy remains to be seen. It is worth noting that many of our best performers in recent months include companies and sectors that were until recently quite out of favor (banks and retailers) while others continue to perform well after a robust first quarter (emerging markets - China in particular). Although we are reluctant to debate which letter will ultimately shape the recovery, we recognize that the recovery will not proceed in a straight line up. We believe that our diversified portfolio and consistent philosophy serves us well to participate in a more constructive market environment.

THE VIEWS EXPRESSED ARE THOSE OF THORNBURG INVESTMENT MANAGEMENT. THESE VIEWS ARE SUBJECT TO CHANGE AT ANY TIME IN RESPONSE TO CHANGING CIRCUMSTANCES IN THE MARKETS, AND ARE NOT INTENDED TO PREDICT OR GUARANTEE THE FUTURE PERFORMANCE OF ANY INDIVIDUAL SECURITY OR THE MARKETS GENERALLY, NOR ARE THEY INTENDED TO PREDICT THE FUTURE PERFORMANCE OF ANY THORNBURG INVESTMENT MANAGEMENT ACCOUNT, STRATEGY OR FUND.

THE MORGAN STANLEY CAPITAL INTERNATIONAL ("MSCI") EUROPE, AUSTRALASIA, FAR EAST INDEX ("EAFE") IS AN UNMANAGED INDEX. IT IS A GENERALLY ACCEPTED BENCHMARK FOR MAJOR OVERSEAS MARKETS. INDEX WEIGHTINGS REPRESENT THE RELATIVE CAPITALIZATIONS OF THE MAJOR OVERSEAS DEVELOPED MARKETS ON A U.S. DOLLAR ADJUSTED BASIS. THE INDEX IS CALCULATED WITH GROSS DIVIDENDS REINVESTED IN U.S. DOLLARS.

THE MORGAN STANLEY CAPITAL INTERNATIONAL ALL COUNTRY WORLD EX-US INDEX ("MSCI ACWI EX-US") IS A MARKET CAPITALIZATION WEIGHTED INDEX COMPOSED OF APPROXIMATELY 2,000 COMPANIES, AND IS REPRESENTATIVE OF THE MARKET STRUCTURE OF 47 DEVELOPED AND EMERGING MARKET COUNTRIES IN NORTH AND SOUTH AMERICA, EUROPE, AFRICA, AND THE PACIFIC RIM, EXCLUDING SECURITIES OF UNITED STATES' ISSUERS. THE INDEX IS CALCULATED WITH GROSS DIVIDENDS REINVESTED IN U.S. DOLLARS.

THE MSCI EMERGING MARKETS INDEX IS A FREE FLOAT-ADJUSTED MARKET CAPITALIZATION INDEX THAT IS DESIGNED TO MEASURE EQUITY MARKET PERFORMANCE OF EMERGING MARKETS. AS OF JUNE 2009, THE MSCI EMERGING MARKETS INDEX CONSISTED OF THE FOLLOWING 25 EMERGING MARKET COUNTRY INDICES: ARGENTINA, BRAZIL, CHILE, CHINA, COLOMBIA, CZECH REPUBLIC, EGYPT, HUNGARY, INDIA, INDONESIA, ISRAEL, JORDAN, KOREA, MALAYSIA, MEXICO, MOROCCO, PAKISTAN, PERU, PHILIPPINES, POLAND, RUSSIA, SOUTH AFRICA, TAIWAN, THAILAND, AND TURKEY.

IN ECONOMICS, BRIC OR BRICS IS AN ACRONYM THAT REFERS TO THE FAST GROWING DEVELOPING ECONOMIES OF BRAZIL, RUSSIA, INDIA, AND CHINA.

THE ADVISORS' INNER CIRCLE FUND II               FROST INTERNATIONAL EQUITY FUND
MANAGEMENT DISCUSSION OF FUND PERFORMANCE        JULY 31, 2009

GROWTH OF A $10,000 INVESTMENT

                Annualized      Annualized      Annualized
One Year        3 Year          5 Year          Inception
Return          Return*         Return*         to Date*
-17.51%         0.07%           8.87%           7.39%   Institutional Class(1)
-17.65%         -0.11%          8.62%           7.13%   Class A(2)
-22.39%         -2.07%          7.35%           6.26%   Class A, with load(2)(3)

                               (PERFORMANCE GRAPH)

                Frost
            International        Frost
             Equity Fund,    International     MSCI All       MSCI
             Insitutional     Equity Fund,   Country World    EAFE
               Class(1)      Class A(2)(3)    ex-US Index     INdex
            -------------    -------------   -------------    -----
5/31/2002      $10,000          $ 9,425         $10,000      $10,000
7/31/2002        8,667            8,170           8,631        8,654
7/31/2003        8,923            8,374           9,366        9,199
7/31/2004       10,902           10,212          11,693       11,503
7/31/2005       13,507           12,612          14,547       13,926
7/31/2006       16,635           15,496          18,126       17,270
7/31/2007       22,169           20,611          23,190       21,398
7/31/2008       20,212           18,754          20,934       18,790
7/31/2009       16,672           15,443          16,469       14,543

                             Period ended July 31st

(1)  INSTITUTIONAL CLASS SHARES COMMENCED OPERATIONS ON APRIL 25, 2008.

(2)  CLASS A SHARES COMMENCED OPERATIONS ON JUNE 30, 2008.

(3)  REFLECTS 5.75% SALES CHARGE.

THE PERFORMANCE DATA QUOTED HEREIN REPRESENTS PAST PERFORMANCE AND THE RETURN AND VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT, WHEN REDEEMED, MAY BE WORTH LESS THAN ITS ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE PERFORMANCE AND SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF THE FUTURE RESULTS OF THE FUND. THE FUND'S PERFORMANCE ASSUMES THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. INDEX RETURNS ASSUME REINVESTMENT OF DIVIDENDS AND, UNLIKE A FUND'S RETURNS, DO NOT REFLECT ANY FEES OR EXPENSES. IF SUCH FEES AND EXPENSES WERE INCLUDED IN THE INDEX RETURNS, THE PERFORMANCE WOULD HAVE BEEN LOWER.

PLEASE NOTE THAT ONE CANNOT INVEST DIRECTLY IN AN UNMANAGED INDEX.

RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

THERE ARE NO ASSURANCES THAT THE FUND WILL MEET ITS STATED OBJECTIVES. THE FUND'S HOLDINGS AND ALLOCATIONS ARE SUBJECT TO CHANGE BECAUSE IT IS ACTIVELY MANAGED AND SHOULD NOT BE CONSIDERED RECOMMENDATIONS TO BUY INDIVIDUAL SECURITIES.

* FOR PERIODS PRIOR TO APRIL 25, 2008 FOR THE INSTITUTIONAL CLASS SHARES AND CLASS A SHARES, THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE OF THE PREDECESSOR FUND, A COMMON TRUST FUND MANAGED BY THE FROST NATIONAL BANK, ADJUSTED TO REFLECT FEES AND EXPENSES BORNE BY THE FUND. THE PREDECESSOR FUND COMMENCED OPERATIONS PRIOR TO THE PERIODS SHOWN. THE EARLIEST DATE FOR WHICH THE PREDECESSOR FUND'S PERFORMANCE CAN BE CALCULATED APPLYING THE RELEVANT PERFORMANCE STANDARDS IS MAY 31, 2002 ("PERFORMANCE START DATE"). THE PREDECESSOR FUND WAS NOT A REGISTERED MUTUAL FUND SO IT WAS NOT SUBJECT TO THE SAME INVESTMENT AND TAX RESTRICTIONS AS THE FUND. IF IT HAD BEEN, THE PREDECESSOR FUND'S PERFORMANCE MAY HAVE BEEN LOWER. FOR THE PERIOD APRIL 25, 2008 TO JUNE 30, 2008, THE PERFORMANCE FOR CLASS A SHARES WAS THAT OF THE INSTITUTIONAL CLASS SHARES LESS 12B-1 FEES APPLICABLE TO CLASS A SHARES.

THE ADVISORS' INNER CIRCLE FUND II                      FROST FIXED INCOME FUNDS
MANAGEMENT DISCUSSION AND FUND PERFORMANCE              JULY 31, 2009

REVIEW

The past year can truly be characterized as a tale of two seasons. The first half of the year saw the continuation -- and even an escalation -- in the stresses of the credit markets. In the days following the bankruptcy of Lehman Brothers and the de facto bankruptcy of AIG, the credit markets reached panic levels not seen since the Great Depression. Many investors -- both retail and institutional -- lost complete confidence in the capital markets and the stability of the major global financial institutions. The flight-to-quality theme continued in most global financial markets as the government debt markets in the U.S., U.K. and continental Europe saw a tremendous rally as yields plummeted.

During the second half of the year, the panic began to reverse and even some positive signs of economic growth for the U.S. started to appear. As a result, most of the non-Treasury and Agency fixed income sectors posted strong performances. Better than feared stress-test results from the government regarding capital adequacy of the top U.S. banks set the stage for a powerful rally in the financial corporate bond sector, which spilled over into other credit-related fixed income sectors.

The U.S. Credit Index's performance during the second half of the year set a record in terms of excess return, with lower-quality securities handily outperforming higher quality issues. Mirroring the strong performance of the investment grade credit sectors, the High Yield Credit Index posted exceptionally strong performance in the same period. The Securitized (i.e., MBS, CMBS and ABS) sector also had stellar performance in this period with ABS being helped directly via the Federal Reserve's Term Asset-Backed Securities Facility
(TALF). The move by investors away from safe-haven investments together with the overhang of the U.S. Treasury issuance of government debt, weighed on the Treasury and U.S. Agency sectors during the second half of the year.

After all was said and done, through all the volatility and panic, the broad market measured by the Barclays U.S. Aggregate Bond Index was able to turn in a solid 7.85% total return for the year. The story for the year was the volatility of returns in the different sub-sectors (i.e., U.S. Treasury and other government debt, corporate bonds, mortgage-backed securities, municipal debt, etc.). At times, there was over a 20% differential in total return between some of these major sub-sectors within fixed income. This level of volatility is truly unprecedented.

These dramatic differences in returns between some of the largest sectors of fixed income assets resulted in asset sector and rating sector allocations being the most significant characteristics determining a fund and fund manager's performance for the year.

OUTLOOK

To begin the year we are keeping average maturities and duration low. We believe the outlook for the U.S. economy remains weak for the second half of 2009, but improving on the performance of the first half of the year. In the short-term, this leads us to believe that interest rates will remain low. Over a longer-term investment horizon our view is that the balance of risk over a medium and longer-term horizon lies with interest rates increasing and valuations in the rate market sectors declining. We do see a gradual decline in interest rate volatility as well.

The fundamentals for many sectors -- especially in the corporate, municipal and commercial mortgage-backed sectors --are continuing to decline in conjunction with the weak U.S. economy. Even in light of weak fundamentals, the relative values of many of these credit sectors justify having material allocations to them going forward, in order to drive longer-term performance, even considering the significant rally seen in these sectors in the first half of the year. Volatility in many individual credit-related names will remain elevated for the next several quarters, if not years, as negative events for weaker credits will undoubtedly continue to become public.

THE ADVISORS' INNER CIRCLE FUND II                  FROST LOW DURATION BOND FUND
MANAGEMENT DISCUSSION OF FUND PERFORMANCE           JULY 31, 2009

FUND OBJECTIVE:

The Frost Low Duration Bond Fund (the "Fund") seeks to maximize total return, consisting of both income generation and capital appreciation, while focusing on preservation of capital.

MARKET COMMENTARY

     - The broad market measured by the Barclays U.S. Aggregate Bond Index produced a total return of 7.85% during the year ended July 31, 2009.

     - Economic growth during the year underwent one of the deepest contractions since World War II. The Federal Reserve took unconventional steps to ease monetary policy and add liquidity into the banking sector throughout the year. The federal funds rate at year-end stood at approximately 0.20%, the lowest level in U.S. history.

     - U.S. inflation declined materially during the year, helping fixed income assets outperform equities and other asset sectors, such as commodities.

     - Higher quality bonds, such as U.S. Treasuries, outperformed during the first half of the year and lower quality bonds, such as Corporate Debt, outperformed during the second half of the year.

     - The yield on the 2-year U.S. Treasury note decreased approximately 1.40% from 2.50% to 1.10%. Additionally, the Treasury yield curve steepened materially as shorter maturities (such as the 2-year note) outperformed longer maturities (such as the 10-year bond.)

     - The Federal Reserve is likely to begin tightening monetary policy over the course of the next year, resulting in higher interest rates, especially on the short-end of the yield curve.

     - The credit markets should continue to perform well as credit spreads are likely to remain at current levels or decline slightly.

PORTFOLIO STRATEGY

     - For the year ended July 31, 2009, the Fund's Institutional Class Shares delivered a return of 8.00% (7.74% for the Class A Shares), compared to the benchmark return of 5.87% for the Barclays U.S. 1-5 year Government/Credit Index (the "Index").

     -    The following characteristics aided returns during the year:

          1. An overweight to the non-mortgage related asset-backed security debt as credit spreads declined materially during the second half of the year;

          2. An overweight to corporate debt as credit spreads declined materially during the second half of the year;

          3. An increase in exposure to lower credit quality bonds as the year progressed as credit spreads declined;

          4.   Individual security selection.

     -    The following characteristics hurt returns during the year:

          1.   An underweight in duration as U.S. Treasury yields declined.

     - Regarding the Fund's interest rate position, the Fund's rate duration on average during the quarter was 2.20%, compared to the Index's position of 2.50%. This duration position detracted from performance by approximately 0.75% relative to the Index, as interest rates declined in the year.

     - Regarding the Fund's asset sector allocations, the Fund was materially overweight the asset-backed security sector. This sector was the best performing sector of the Index during the second half of the year, resulting in our Fund outperforming the Index by approximately 2.75%. This sector at year end made up approximately 38% of the overall Fund. While we continue to be comfortable with this sector, we plan on slowly reducing our excess allocation over the next year.

     - The manager also held several individual securities, which materially outperformed their sectors. This individual security selection played a key role in the Fund's outperformance in 2009.

THE BARCLAYS CAPITAL 1-5 YEAR U.S. GOVERNMENT/CREDIT INDEX IS COMPRISED OF TREASURIES, GOVERNMENT-RELATED ISSUES, U.S. DOLLAR CORPORATE SECURITIES, AND SPECIFIED FOREIGN DEBENTURES AND SECURED NOTES THAT HAVE REMAINING MATURITIES OF MORE THAN ONE YEAR BUT LESS THAN FIVE YEARS.

THIS REPRESENTS THE MANAGER'S ASSESSMENT OF THE MARKET ENVIRONMENT AT A SPECIFIC POINT IN TIME AND SHOULD NOT BE RELIED UPON BY THE READER AS RESEARCH OR INVESTMENT ADVICE.

THE ADVISORS' INNER CIRCLE FUND II                  FROST LOW DURATION BOND FUND
MANAGEMENT DISCUSSION OF FUND PERFORMANCE           JULY 31, 2009

GROWTH OF A $10,000 INVESTMENT

                Annualized      Annualized      Annualized
One Year        3 Year          5 Year          Inception
Return          Return*         Return*         to Date*
8.00%           6.08%           3.99%           3.72%   Institutional Class(1)
7.74%           5.84%           3.75%           3.46%   Class A(2)
4.50%           4.77%           3.11%           3.03%   Class A, with load(2)(3)


                               (PERFORMANCE GRAPH)

              Frost Low             Frost Low       Barclays 1-5
               Duration             Duration          Year U.S.
              Bond Fund,            Bond Fund,    Government/Credit
        Institutional Class(1)    Class A(2)(3)        Index
        ----------------------    -------------   -----------------
5/31/2002      $10,000               $ 9,700          $10,000
7/31/2002       10,243                 9,934           10,207
7/31/2003       10,584                10,236           10,740
7/31/2004       10,686                10,298           10,997
7/31/2005       10,723                10,316           11,194
7/31/2006       10,885                10,442           11,479
7/31/2007       11,384                10,899           12,111
7/31/2008       12,031                11,492           12,895
7/31/2009       12,994                12,382           13,652

                             Period ended July 31st


(1)  INSTITUTIONAL CLASS SHARES COMMENCED OPERATIONS ON APRIL 25, 2008.

(2)  CLASS A SHARES COMMENCED OPERATIONS ON JUNE 30, 2008.

(3)  REFLECTS 3.00% SALES CHARGE.

THE PERFORMANCE DATA QUOTED HEREIN REPRESENTS PAST PERFORMANCE AND THE RETURN AND VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT, WHEN REDEEMED, MAY BE WORTH LESS THAN ITS ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE PERFORMANCE AND SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF THE FUTURE RESULTS OF THE FUND. THE FUND'S PERFORMANCE ASSUMES THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. INDEX RETURNS ASSUME REINVESTMENT OF DIVIDENDS AND, UNLIKE A FUND'S RETURNS, DO NOT REFLECT ANY FEES OR EXPENSES. IF SUCH FEES AND EXPENSES WERE INCLUDED IN THE INDEX RETURNS, THE PERFORMANCE WOULD HAVE BEEN LOWER.

THE PERFORMANCE OF THE FUND WOULD HAVE BEEN LOWER HAD THE ADVISER NOT WAIVED A PORTION OF ITS FEES.

RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

PLEASE NOTE THAT ONE CANNOT INVEST DIRECTLY IN AN UNMANAGED INDEX.

THERE ARE NO ASSURANCES THAT THE FUND WILL MEET ITS STATED OBJECTIVES. THE FUND'S HOLDINGS AND ALLOCATIONS ARE SUBJECT TO CHANGE BECAUSE IT IS ACTIVELY MANAGED AND SHOULD NOT BE CONSIDERED RECOMMENDATIONS TO BUY INDIVIDUAL SECURITIES.

* FOR PERIODS PRIOR TO APRIL 25, 2008 FOR THE INSTITUTIONAL CLASS SHARES AND CLASS A SHARES, THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE OF THE PREDECESSOR FUND, A COMMON TRUST FUND MANAGED BY THE FROST NATIONAL BANK, ADJUSTED TO REFLECT FEES AND EXPENSES BORNE BY THE FUND. THE PREDECESSOR FUND COMMENCED OPERATIONS PRIOR TO THE PERIODS SHOWN. THE EARLIEST DATE FOR WHICH THE PREDECESSOR FUND'S PERFORMANCE CAN BE CALCULATED APPLYING THE RELEVANT PERFORMANCE STANDARDS IS MAY 31, 2002 ("PERFORMANCE START DATE"). THE PREDECESSOR FUND WAS NOT A REGISTERED MUTUAL FUND SO IT WAS NOT SUBJECT TO THE SAME INVESTMENT AND TAX RESTRICTIONS AS THE FUND. IF IT HAD BEEN, THE PREDECESSOR FUND'S PERFORMANCE MAY HAVE BEEN LOWER. FOR THE PERIOD APRIL 25, 2008 TO JUNE 30, 2008, THE PERFORMANCE FOR CLASS A SHARES WAS THAT OF THE INSTITUTIONAL CLASS SHARES LESS 12B-1 FEES APPLICABLE TO CLASS A SHARES.

                    BOND CREDIT QUALITY AS OF JULY 31, 2009

                    Percentage of
Credit Rating(4)   Total Investments
----------------   -----------------
AAA                       16%
AA                        12%
A                         17%
BBB                       26%
BB                         1%
Government                28%


(4) THE CREDIT QUALITY BREAKDOWN DEPICTS THE CREDIT QUALITY RATINGS OF THE FUND'S PORTFOLIO SECURITIES THAT ARE RATED BY ONE OR MORE OF THE FOUR MAJOR NATIONALLY RECOGNIZED STATISTICAL RATING ORGANIZATIONS ("NRSRO"). THESE FOUR NRSRO'S CURRENTLY ARE STANDARD & POORS, MOODY'S, FITCH, AND DBRS. WHEN A SECURITY IS RATED BY MORE THAN ONE NRSRO, A COMPOSITE RATING IS UTILIZED. THE COMPOSITE IS CALCULATED BY TAKING THE AVERAGE OF THE EXISTING RATINGS, ROUNDED DOWN TO THE LOWER RATING IN CASE THE COMPOSITE IS BETWEEN TWO RATINGS. THESE CREDIT QUALITY RATINGS ARE SHOWN WITHOUT REGARD TO GRADATIONS WITHIN A GIVEN RATING CATEGORY.

THE ADVISORS' INNER CIRCLE FUND II                  FROST TOTAL RETURN BOND FUND
MANAGEMENT DISCUSSION OF FUND PERFORMANCE           JULY 31, 2009

FUND OBJECTIVE:

The Frost Total Return Bond Fund (the "Fund") seeks to maximize total return, through income generation and capital appreciation.

MARKET COMMENTARY

     - The broad market measured by the Barclays U.S. Aggregate Bond Index produced a total return of 7.85% during the year ended July 31, 2009.

     - Economic growth during the year underwent one of the deepest contractions since World War II. The Federal Reserve took unconventional steps to ease monetary policy and add liquidity into the banking sector throughout the year. The federal funds rate at year-end stood at approximately 0.20%, the lowest level in U.S. history.

     - U.S. inflation declined materially during the year, helping fixed income assets outperform equities and other asset sectors, such as commodities.

     - Higher quality bonds, such as U.S. Treasuries outperformed during the first half of the year and lower quality bonds: such as Corporate Debt outperformed during the second half of the year as the credit markets peaked, crashed and recovered.

     - The yield on the 5-year U.S. Treasury note decreased approximately 0.75% from 3.25% to 2.50%. Additionally, the Treasury yield curve steepened materially as shorter maturities (such as the 2-year note) outperformed longer maturities.

     - The Federal Reserve is likely to begin tightening monetary policy over the course of the next year, resulting in higher interest rates, especially on the short-end of the yield curve.

     - The credit markets should continue to perform well in the near term as credit spreads are likely to remain at current levels or decline slightly.

PORTFOLIO STRATEGY

     - For the year ended July 31, 2009, the Fund's Institutional Class Shares delivered an absolute return of 9.08% (8.82% for the Class A Shares) compared to the benchmark return of 7.85% for the Barclays U.S. Aggregate Bond Index (the "Index").

     - In differentiating the Fund's return performance between interest income and capital gains, the Fund's interest income return was approximately equal to 5.40%. The Fund's capital gain return was 3.20%.

     -    The following characteristics aided returns during the year:

               1. An overweight to non-mortgage related asset-backed security debt as credit spreads declined materially during the second half of the year;

               2. An overweight to corporate debt as credit spreads declined materially during the second half of the year;

               3. An increase in exposure to lower credit quality bonds as the year progressed as credit spreads declined;

               4.   Individual security selection.

     -    The following characteristics hurt returns during the year:

               1.   An overweight to commercial mortgage-backed debt;

               2.   An underweight in duration as U.S. Treasury yields declined.

     - Regarding interest rate position, duration was below that of the Index during the year. As U.S. Treasury yields decreased during the year, this underweight in duration (i.e., less interest rate risk) marginally hurt the Funds performance relative to the Index.

THE ADVISORS' INNER CIRCLE FUND II                  FROST TOTAL RETURN BOND FUND
MANAGEMENT DISCUSSION OF FUND PERFORMANCE           JULY 31, 2009

     - The Fund began the year underweight to lower quality bonds as the stresses in the credit markets were still on-going. The distortions this market event led to created opportunities for investing in some lower rated securities at attractive valuations throughout the year resulting in a move to overweight or average credit related sectors. During the second half of the year, these sectors materially outperformed as the credit markets recovered from a chaotic first half. Many of these lower rated securities were in the corporate bond and asset-backed security sectors.

     - Several individual securities materially outperformed during the year, helping the Fund's overall performance.

     - The commercial mortgage-backed sector was the worst performing sector in the Index. The Fund's overweight to this sector hurt performance relative to the Index.

THE BARCLAYS U.S. AGGREGATE BOND INDEX REPRESENTS SECURITIES THAT ARE SEC-REGISTERED, TAXABLE, AND DOLLAR DENOMINATED. THE INDEX COVERS THE U.S. INVESTMENT-GRADE FIXED-RATE BOND MARKET, WITH INDEX COMPONENTS FOR GOVERNMENT AND CORPORATE SECURITIES, MORTGAGE PASSTHROUGH SECURITIES, AND ASSET-BACKED SECURITIES.

THIS REPRESENTS THE MANAGER'S ASSESSMENT OF THE MARKET ENVIRONMENT AT A SPECIFIC POINT IN TIME AND SHOULD NOT BE RELIED UPON BY THE READER AS RESEARCH OR INVESTMENT ADVICE.

THE ADVISORS' INNER CIRCLE FUND II                  FROST TOTAL RETURN BOND FUND
MANAGEMENT DISCUSSION OF FUND PERFORMANCE           JULY 31, 2009

GROWTH OF A $10,000 INVESTMENT


                Annualized      Annualized      Annualized
One Year        3 Year          5 Year          Inception
Return          Return*         Return*         to Date*
9.08%           6.09%           4.72%           4.93%   Institutional Class(1)
8.82%           5.82%           4.47%           4.69%   Class A(2)
3.88%           4.20%           3.51%           4.01%   Class A, with load(2)(3)


                               (PERFORMANCE GRAPH)

            Frost Total
            Return Bond             Frost Total       Barclays U.S.
               Fund,                Return Bond         Aggregate
       Institutional Class(1)   Fund, Class A(2)(3)     Bond Index
       ----------------------   -------------------   -------------
5/31/2002      $10,000               $ 9,550             $10,000
7/31/2002       10,318                 9,850              10,208
7/31/2003       10,867                10,345              10,761
7/31/2004       11,212                10,655              11,282
7/31/2005       11,725                11,111              11,822
7/31/2006       11,827                11,189              11,995
7/31/2007       12,458                11,751              12,644
7/31/2008       12,947                12,185              13,443
7/31/2009       14,123                13,260              14,498

                             Period ended July 31st


(1)  INSTITUTIONAL CLASS SHARES COMMENCED OPERATIONS ON APRIL 25, 2008.

(2)  CLASS A SHARES COMMENCED OPERATIONS ON JUNE 30, 2008.

(3)  REFLECTS 4.50% SALES CHARGE.

THE PERFORMANCE DATA QUOTED HEREIN REPRESENTS PAST PERFORMANCE AND THE RETURN AND VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT, WHEN REDEEMED, MAY BE WORTH LESS THAN ITS ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE PERFORMANCE AND SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF THE FUTURE RESULTS OF THE FUND. THE FUND'S PERFORMANCE ASSUMES THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. INDEX RETURNS ASSUME REINVESTMENT OF DIVIDENDS AND, UNLIKE A FUND'S RETURNS, DO NOT REFLECT ANY FEES OR EXPENSES. IF SUCH FEES AND EXPENSES WERE INCLUDED IN THE INDEX RETURNS, THE PERFORMANCE WOULD HAVE BEEN LOWER.

THE PERFORMANCE OF THE FUND WOULD HAVE BEEN LOWER HAD THE ADVISER NOT WAIVED A PORTION OF ITS FEES.

PLEASE NOTE THAT ONE CANNOT INVEST DIRECTLY IN AN UNMANAGED INDEX.

RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

THERE ARE NO ASSURANCES THAT THE FUND WILL MEET ITS STATED OBJECTIVES. THE FUND'S HOLDINGS AND ALLOCATIONS ARE SUBJECT TO CHANGE BECAUSE IT IS ACTIVELY MANAGED AND SHOULD NOT BE CONSIDERED RECOMMENDATIONS TO BUY INDIVIDUAL SECURITIES.

* FOR PERIODS PRIOR TO APRIL 25, 2008 FOR THE INSTITUTIONAL CLASS SHARES AND CLASS A SHARES, THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE OF THE PREDECESSOR FUND, A COMMON TRUST FUND MANAGED BY THE FROST NATIONAL BANK, ADJUSTED TO REFLECT FEES AND EXPENSES BORNE BY THE FUND. THE PREDECESSOR FUND COMMENCED OPERATIONS PRIOR TO THE PERIODS SHOWN. THE EARLIEST DATE FOR WHICH THE PREDECESSOR FUND'S PERFORMANCE CAN BE CALCULATED APPLYING THE RELEVANT PERFORMANCE STANDARDS IS MAY 31, 2002 ("PERFORMANCE START DATE"). THE PREDECESSOR FUND WAS NOT A REGISTERED MUTUAL FUND SO IT WAS NOT SUBJECT TO THE SAME INVESTMENT AND TAX RESTRICTIONS AS THE FUND. IF IT HAD BEEN, THE PREDECESSOR FUND'S PERFORMANCE MAY HAVE BEEN LOWER. FOR THE PERIOD APRIL 25, 2008 TO JUNE 30, 2008, THE PERFORMANCE FOR CLASS A SHARES WAS THAT OF THE INSTITUTIONAL CLASS SHARES LESS 12B-1 FEES APPLICABLE TO CLASS A SHARES.

                    BOND CREDIT QUALITY AS OF JULY 31, 2009

                     Percentage of
Credit Rating(4)   Total Investments
----------------   -----------------
AAA                       16%
AA                         6%
A                         19%
BBB                       34%
BB                         4%
B                          1%
Government                20%

(4) THE CREDIT QUALITY BREAKDOWN DEPICTS THE CREDIT QUALITY RATINGS OF THE FUND'S PORTFOLIO SECURITIES THAT ARE RATED BY ONE OR MORE OF THE FOUR MAJOR NATIONALLY RECOGNIZED STATISTICAL RATING ORGANIZATIONS ("NRSRO"). THESE FOUR NRSRO'S CURRENTLY ARE STANDARD & POORS, MOODY'S, FITCH, AND DBRS. WHEN A SECURITY IS RATED BY MORE THAN ONE NRSRO, A COMPOSITE RATING IS UTILIZED. THE COMPOSITE IS CALCULATED BY TAKING THE AVERAGE OF THE EXISTING RATINGS, ROUNDED DOWN TO THE LOWER RATING IN CASE THE COMPOSITE IS BETWEEN TWO RATINGS. THESE CREDIT QUALITY RATINGS ARE SHOWN WITHOUT REGARD TO GRADATIONS WITHIN A GIVEN RATING CATEGORY.

THE ADVISORS' INNER CIRCLE FUND II                     FROST MUNICIPAL BOND FUND
MANAGEMENT DISCUSSION OF FUND PERFORMANCE              JULY 31, 2009

FUND OBJECTIVE:

The Frost Municipal Bond Fund (the "Fund") seeks to provide a consistent level of current income exempt from federal income tax with a secondary emphasis on maximizing total return through capital appreciation.

MARKET COMMENTARY

     - The broad market measured by the Barclays Municipal Bond Index produced a total return of 5.11% during the year ended July 31, 2009.

     - Economic growth during the year underwent one of the deepest contractions since World War II. The Federal Reserve took unconventional steps to ease monetary policy and add liquidity into the banking sector throughout the year. The federal funds rate at year-end stood at approximately 0.20%, the lowest level in U.S. history.

     - U.S. inflation declined materially during the year, helping fixed income assets outperform equities and other asset sectors such as commodities.

     - The yield on the 5-year U.S. Treasury note decreased 0.75% from 3.25% to 2.50%.

     - Higher credit quality municipal bonds outperformed lower rated bonds during the year.

     - Lower maturity municipal bonds (i.e., maturities under 10-years) outperformed longer maturity bonds during the year.

     - The Federal Reserve is likely to begin tightening monetary policy over the course of the next year, resulting in higher interest rates, especially on the short-end of the yield curve.

PORTFOLIO STRATEGY

     - For the year ended July 31, 2009, the Fund's Institutional Class Shares delivered a total return of 6.99%, compared to the benchmark return of 5.11% for the Barclays Municipal Bond Index (the "Index").

     - The Fund's interest income return was approximately 3.50%, compared to the Index's approximate average yield of 4.0% during the year.

     -    The following characteristics aided returns during the year:

               1. An overweight in higher credit quality securities helped the total return performance as the municipal sector also came under pressure with the stress in the credit markets during the first half of the year;

               2. An underweight in securities with maturities in excess of 10-years helped total return performance as longer maturity securities underperformed during the year.

               3. An overweight in Texas domiciled securities aided total return performance as the Texas economy has held up better relative to most other areas of the U.S. during this economic downturn.

     - The following characteristics hurt returns during the year: Interest income for the Fund was slightly less compared to the Index on average during the year due to the Funds conservative position regarding credit.

     - Regarding the Fund's credit risk position, the Fund was positioned with less credit risk relative to its Index throughout the year. The Fund has been overweight securities with credit ratings in "AAA" and "AA" rating category and a smaller allocation to "A" and "BBB" rated securities. As the year progressed, the credit environment slowly improved. On average being underweight lower credit securities helped performance as the second half rally in credit could not offset the material sell off during the first half of the year. We remain conservative going forward, taking on incremental credit risk within the municipal bond sector, even when considering the resulting give up in interest income that this position results in. Broadly speaking, our current strategy resulted in less credit risk in our municipal funds relative to our taxable funds.

     - In terms of the Fund's maturity profile, the Fund, relative to its Index, had an underweight allocation in municipal bonds with maturities in excess of ten years. The Fund's average allocation to securities with maturities greater than ten years was approximately 20%, compared to the Index of 48%. This difference helped the Fund throughout the year.

THE ADVISORS' INNER CIRCLE FUND II                     FROST MUNICIPAL BOND FUND
MANAGEMENT DISCUSSION AND FUND PERFORMANCE             JULY 31, 2009

     - The Fund has been overweight in Texas-based general obligation securities relative to the Index. The valuations of most Texas-based municipal securities have outperformed other regions, as the economic downturn has not been as severe thus far in Texas.

     - We continue to increase the Fund's allocation to securities with maturities in excess of ten years. As the credit markets begin to improve, the trend for long maturity municipal securities to underperform is likely to reverse. We will continue to increase our allocation to these longer-dated maturities. We are not aggressively increasing the Fund's credit risk weight as we continue to take a conservative view on the underlying financial positions of many government municipalities during this economic downturn.

THE BARCLAYS MUNICIPAL BOND INDEX IS A RULES-BASED, MARKET-VALUE-WEIGHTED INDEX ENGINEERED FOR THE LONG-TERM TAX-EXEMPT BOND MARKET. TO BE INCLUDED IN THE INDEX, BONDS MUST HAVE A MINIMUM CREDIT RATING OF BAA, AND MUST HAVE AN OUTSTANDING PAR VALUE OF AT LEAST $5 MILLION. THE BONDS MUST BE AT LEAST ONE YEAR FROM THEIR MATURITY DATE.

THIS REPRESENTS THE MANAGER'S ASSESSMENT OF THE MARKET ENVIRONMENT AT A SPECIFIC POINT IN TIME AND SHOULD NOT BE RELIED UPON BY THE READER AS RESEARCH OR INVESTMENT ADVICE.

THE ADVISORS' INNER CIRCLE FUND II                     FROST MUNICIPAL BOND FUND
MANAGEMENT DISCUSSION OF FUND PERFORMANCE              JULY 31, 2009

GROWTH OF A $10,000 INVESTMENT


                Annualized      Annualized      Annualized
One Year        3 Year          5 Year          Inception
Return*         Return*         Return*         to Date*
6.99%           4.80%           3.52%           3.53%   Institutional Class(1)
6.75%           4.58%           3.28%           3.28%   Class A(2)
1.93%           2.99%           2.33%           2.62%   Class A, with load(2)(3)


                               (PERFORMANCE GRAPH)

             Frost Municipal          Frost Total       Barclays
                Bond Fund,            Return Bond       Municipal
         Institutional Class(1)   Fund, Class A(2)(3)   Bond Index
         ----------------------   -------------------   ----------
5/31/2002       $10,000                 $ 9,550         $10,000
7/31/2002        10,203                   9,742          10,236
7/31/2003        10,444                   9,947          10,605
7/31/2004        10,786                  10,245          11,218
7/31/2005        11,045                  10,462          11,930
7/31/2006        11,140                  10,523          12,234
7/31/2007        11,457                  10,801          12,756
7/31/2008        11,984                  11,275          13,117
7/31/2009        12,822                  12,037          13,788

                             Period ended July 31st


(1)  INSTITUTIONAL CLASS SHARES COMMENCED OPERATIONS ON APRIL 25, 2008.

(2)  CLASS A SHARES COMMENCED OPERATIONS ON AUGUST 28, 2008.

(3)  REFLECTS 4.50% SALES CHARGE.

THE PERFORMANCE DATA QUOTED HEREIN REPRESENTS PAST PERFORMANCE AND THE RETURN AND VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT, WHEN REDEEMED, MAY BE WORTH LESS THAN ITS ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE PERFORMANCE AND SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF THE FUTURE RESULTS OF THE FUND. THE FUND'S PERFORMANCE ASSUMES THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. INDEX RETURNS ASSUME REINVESTMENT OF DIVIDENDS AND, UNLIKE A FUND'S RETURNS, DO NOT REFLECT ANY FEES OR EXPENSES. IF SUCH FEES AND EXPENSES WERE INCLUDED IN THE INDEX RETURNS, THE PERFORMANCE WOULD HAVE BEEN LOWER.

THE PERFORMANCE OF THE FUND WOULD HAVE BEEN LOWER HAD THE ADVISER NOT WAIVED A PORTION OF ITS FEES.

PLEASE NOTE THAT ONE CANNOT INVEST DIRECTLY IN AN UNMANAGED INDEX.

RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

THERE ARE NO ASSURANCES THAT THE FUND WILL MEET ITS STATED OBJECTIVES. THE FUND'S HOLDINGS AND ALLOCATIONS ARE SUBJECT TO CHANGE BECAUSE IT IS ACTIVELY MANAGED AND SHOULD NOT BE CONSIDERED RECOMMENDATIONS TO BUY INDIVIDUAL SECURITIES.

* FOR PERIODS PRIOR TO APRIL 25, 2008 FOR THE INSTITUTIONAL CLASS SHARES AND CLASS A SHARES, THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE OF THE PREDECESSOR FUND, A COMMON TRUST FUND MANAGED BY THE FROST NATIONAL BANK, ADJUSTED TO REFLECT FEES AND EXPENSES BORNE BY THE FUND. THE PREDECESSOR FUND COMMENCED OPERATIONS PRIOR TO THE PERIODS SHOWN. THE EARLIEST DATE FOR WHICH THE PREDECESSOR FUND'S PERFORMANCE CAN BE CALCULATED APPLYING THE RELEVANT PERFORMANCE STANDARDS IS MAY 31, 2002 ("PERFORMANCE START DATE"). THE PREDECESSOR FUND WAS NOT A REGISTERED MUTUAL FUND SO IT WAS NOT SUBJECT TO THE SAME INVESTMENT AND TAX RESTRICTIONS AS THE FUND. IF IT HAD BEEN, THE PREDECESSOR FUND'S PERFORMANCE MAY HAVE BEEN LOWER. FOR THE PERIOD APRIL 25, 2008 TO AUGUST 28, 2008, THE PERFORMANCE FOR CLASS A SHARES WAS THAT OF INSTITUTIONAL CLASS SHARES LESS 12B-1 FEES APPLICABLE TO CLASS A SHARES.

                     BOND CREDIT QUALITY AS OF JULY 31, 2009

                     Percentage of
Credit Rating(4)   Total Investments
----------------   -----------------
AAA                       26%
AA                        56%
A                         15%
BBB                        3%

(4) THE CREDIT QUALITY BREAKDOWN DEPICTS THE CREDIT QUALITY RATINGS OF THE FUND'S PORTFOLIO SECURITIES THAT ARE RATED BY ONE OR MORE OF THE FOUR MAJOR NATIONALLY RECOGNIZED STATISTICAL RATING ORGANIZATIONS ("NRSRO"). THESE FOUR NRSRO'S CURRENTLY ARE STANDARD & POORS, MOODY'S, FITCH, AND DBRS. WHEN A SECURITY IS RATED BY MORE THAN ONE NRSRO, A COMPOSITE RATING IS UTILIZED. THE COMPOSITE IS CALCULATED BY TAKING THE AVERAGE OF THE EXISTING RATINGS, ROUNDED DOWN TO THE LOWER RATING IN CASE THE COMPOSITE IS BETWEEN TWO RATINGS. THESE CREDIT QUALITY RATINGS ARE SHOWN WITHOUT REGARD TO GRADATIONS WITHIN A GIVEN RATING CATEGORY.

THE ADVISORS' INNER CIRCLE FUND II                  FROST LOW DURATION MUNICIPAL
MANAGEMENT DISCUSSION OF FUND PERFORMANCE           BOND FUND
                                                    JULY 31, 2009

FUND OBJECTIVE:

The Frost Low Duration Municipal Bond Fund (the "Fund") seeks to provide a consistent level of current income exempt from federal income tax with a secondary emphasis on maximizing total return through capital appreciation.

MARKET COMMENTARY

     - The market measured by the Merrill Lynch 1-5 Year U.S. Municipal Securities Index produced a total return of 6.58% for the year ended July 31, 2009.

     - Economic growth during the year underwent one of the deepest contractions since World War II. The Federal Reserve took unconventional steps to ease monetary policy and add liquidity into the banking sector throughout the year. The federal funds rate at year-end stood at approximately 0.20%, the lowest level in U.S. history.

     - U.S. inflation declined materially during the year, helping fixed income assets outperform equities and other asset sectors such as commodities.

     - The yield on the 5-year U.S. Treasury note decreased approximately 0.75% from 3.25% to 2.50%.

     - Higher credit quality municipal bonds outperformed lower rated bonds during the year.

     - Lower maturity municipal bonds (i.e., maturities under 10-years) outperformed longer maturity bonds during the year.

     - The Federal Reserve is likely to begin tightening monetary policy over the course of the next year, resulting in higher interest rates, especially on the short-end of the yield curve.

PORTFOLIO STRATEGY

     - For the year ended July 31, 2009, the Fund's Institutional Class Shares delivered a total return of 4.51% compared to the benchmark return of 6.58% for the Merrill Lynch 1-5 Year U.S. Municipal Securities Index (the "Index").

     - The Fund's interest income return was approximately equal to 3.50%, compared to the Index's approximate average yield of 4.0% during the year.

     -    The following characteristics aided returns during the year:

          1. An overweight in Texas domiciled securities aided total return performance as the Texas economy has held up better relative to most other areas of the U.S. during this economic downturn.

     -    The following characteristics hurt returns during the year:

          1. Interest income for the Fund was less when compared to the Index during the year, resulting from the Fund's conservative position regarding credit; and

          2. An underweight (i.e., less) in duration as yields declined materially during the year for investment grade rated municipal bonds.

     - Regarding the Fund's credit risk position, the Fund was positioned with less credit risk relative to its Index throughout the year. The Fund has been overweight securities with credit ratings in "AAA" and "AA" rating category and a lower allocation to "A" and "BBB" rated securities. As the year progressed, the credit environment slowly improved. We remain conservative going forward, taking on incremental credit risk within the municipal bond sector, even when considering the resulting give up in interest income that this position results in. Our strategy resulted in taking less credit risk in our municipal funds relative to our taxable funds.

     - The Fund had a large underweight allocation in municipal bonds with maturities in excess of ten years. The Fund's average allocation to securities with maturities greater than ten years was approximately 20%, compared to the Index of 48%. This allocation aided the Fund's performance from a total rate of return perspective throughout the year.

     - The Fund has been overweight Texas-based general obligation securities relative to the Index. The valuations of most Texas-based municipal securities have outperformed most other regions, as the economic downturn has not been as severe thus far in Texas.

THE ADVISORS' INNER CIRCLE FUND II                  FROST LOW DURATION MUNICIPAL
MANAGEMENT DISCUSSION OF FUND PERFORMANCE           BOND FUND
                                                    JULY 31, 2009

     - We continue to increase the Fund's allocation to securities with maturities in excess of ten years. As the credit markets begin to improve, the trend for long-maturity municipal securities to underperform is likely to reverse. We continue to increase our allocation to these longer-dated maturities. We are not aggressively increasing the Fund's credit risk weight as we continue to take a conservative view on the underlying financial positions of many government municipalities during this economic downturn.

     - The main reason for the Fund's underperformance relative to its Index is due to an overweight position in securities with maturities less than one year. During the most recent quarter securities with maturities between two to five years outperformed securities with maturities under two years. The Fund's large allocation to bonds with maturities under one year hurt performance by an estimated 0.50%.

     - We continue to reposition the Fund's maturity allocations to reduce securities having less than one-year maturities and increase our weight in maturities between three to five years.

THE MERRILL LYNCH 1-5 YEAR U.S. MUNICIPAL BOND INDEX TRACKS THE PERFORMANCE OF U.S. DOLLAR-DENOMINATED INVESTMENT-GRADE TAX-EXEMPT DEBT PUBLICLY ISSUED BY A U.S. MUNICIPALITY IN THE U.S. DOMESTIC MARKET, WITH MATURITIES OF BETWEEN 1 AND 5 YEARS.

THIS REPRESENTS THE MANAGER'S ASSESSMENT OF THE MARKET ENVIRONMENT AT A SPECIFIC POINT IN TIME AND SHOULD NOT BE RELIED UPON BY THE READER AS RESEARCH OR INVESTMENT ADVICE.

THE ADVISORS' INNER CIRCLE FUND II                  FROST LOW DURATION MUNICIPAL
MANAGEMENT DISCUSSION OF FUND PERFORMANCE           BOND FUND
                                                    JULY 31, 2009

GROWTH OF A $10,000 INVESTMENT

                Annualized      Annualized
One Year        3 Year          Inception
Return*         Return*         to Date*
4.51%           3.64%           2.17%     Institutional Class(1)
4.30%           3.42%           1.94%     Class A(2)
1.46%           2.47%           1.36%     Class A, with load(2)(3)



                              (PERFORMANCE GRAPH)

                                                         Merrill Lynch
                Frost Core              Frost Core        1-5 Year U.S.
              Growth Equity,          Growth Equity      Municipal Bond
          Institutional Class(1)   Fund, Class A(2)(3)       Index
          ----------------------   -------------------   --------------
8/31/2004        $10,000                $ 9,725             $10,000
7/31/2005          9,937                  9,647              10,096
7/31/2006          9,984                  9,665              10,299
7/31/2007         10,256                  9,909              10,696
7/31/2008         10,636                 10,249              11,350
7/31/2009         11,116                 10,690              12,096

                             Period ended July 31st


(1)  INSTITUTIONAL CLASS SHARES COMMENCED OPERATIONS ON APRIL 25, 2008.

(2)  CLASS A SHARES COMMENCED OPERATIONS ON AUGUST 28, 2008.

(3)  REFLECTS 2.75% SALES CHARGE.

THE PERFORMANCE DATA QUOTED HEREIN REPRESENTS PAST PERFORMANCE AND THE RETURN AND VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT, WHEN REDEEMED, MAY BE WORTH LESS THAN ITS ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE PERFORMANCE AND SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF THE FUTURE RESULTS OF THE FUND. THE FUND'S PERFORMANCE ASSUMES THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. INDEX RETURNS ASSUME REINVESTMENT OF DIVIDENDS AND, UNLIKE A FUND'S RETURNS, DO NOT REFLECT ANY FEES OR EXPENSES. IF SUCH FEES AND EXPENSES WERE INCLUDED IN THE INDEX RETURNS, THE PERFORMANCE WOULD HAVE BEEN LOWER.

THE PERFORMANCE OF THE FUND WOULD HAVE BEEN LOWER HAD THE ADVISER NOT WAIVED A PORTION OF ITS FEES.

PLEASE NOTE THAT ONE CANNOT INVEST DIRECTLY IN AN UNMANAGED INDEX.

RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

THERE ARE NO ASSURANCES THAT THE FUND WILL MEET ITS STATED OBJECTIVES. THE FUND'S HOLDINGS AND ALLOCATIONS ARE SUBJECT TO CHANGE BECAUSE IT IS ACTIVELY MANAGED AND SHOULD NOT BE CONSIDERED RECOMMENDATIONS TO BUY INDIVIDUAL SECURITIES.

* FOR PERIODS PRIOR TO APRIL 25, 2008 FOR THE INSTITUTIONAL CLASS SHARES AND CLASS A SHARES, THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE OF THE PREDECESSOR FUND, A COMMON TRUST FUND MANAGED BY THE FROST NATIONAL BANK, ADJUSTED TO REFLECT FEES AND EXPENSES BORNE BY THE FUND. THE PREDECESSOR FUND COMMENCED OPERATIONS PRIOR TO THE PERIODS SHOWN. THE EARLIEST DATE FOR WHICH THE PREDECESSOR FUND'S PERFORMANCE CAN BE CALCULATED APPLYING THE RELEVANT PERFORMANCE STANDARDS IS AUGUST 31, 2004 ("PERFORMANCE START DATE"). THE PREDECESSOR FUND WAS NOT A REGISTERED MUTUAL FUND SO IT WAS NOT SUBJECT TO THE SAME INVESTMENT AND TAX RESTRICTIONS AS THE FUND. IF IT HAD BEEN, THE PREDECESSOR FUND'S PERFORMANCE MAY HAVE BEEN LOWER. FOR THE PERIOD APRIL 25, 2008 TO AUGUST 28, 2008, THE PERFORMANCE FOR CLASS A SHARES WAS THAT OF INSTITUTIONAL CLASS SHARES LESS 12B-1 FEES APPLICABLE TO CLASS A SHARES.

                    BOND CREDIT QUALITY AS OF JULY 31, 2009

                     Percentage of
Credit Rating(4)   Total Investments
----------------   -----------------
AAA                       38%
AA                        48%
A                         12%
BBB                        2%

(4) THE CREDIT QUALITY BREAKDOWN DEPICTS THE CREDIT QUALITY RATINGS OF THE FUND'S PORTFOLIO SECURITIES THAT ARE RATED BY ONE OR MORE OF THE FOUR MAJOR NATIONALLY RECOGNIZED STATISTICAL RATING ORGANIZATIONS ("NRSRO"). THESE FOUR NRSRO'S CURRENTLY ARE STANDARD & POORS, MOODY'S, FITCH, AND DBRS. WHEN A SECURITY IS RATED BY MORE THAN ONE NRSRO, A COMPOSITE RATING IS UTILIZED. THE COMPOSITE IS CALCULATED BY TAKING THE AVERAGE OF THE EXISTING RATINGS, ROUNDED DOWN TO THE LOWER RATING IN CASE THE COMPOSITE IS BETWEEN TWO RATINGS. THESE CREDIT QUALITY RATINGS ARE SHOWN WITHOUT REGARD TO GRADATIONS WITHIN A GIVEN RATING CATEGORY.

THE ADVISORS' INNER CIRCLE FUND II                    FROST KEMPNER TREASURY AND
MANAGEMENT DISCUSSION OF FUND PERFORMANCE             INCOME FUND
                                                      JULY 31, 2009

FUND OBJECTIVE:

The Frost Kempner Treasury and Income Fund's (the "Fund") investment objective is to provide a high level of current income and preservation of capital through investment in full faith and credit U.S. Government obligations.

MARKET COMMENTARY

The market, as measured by the Barclays U.S. Treasury Index for the fiscal year ended July 31, 2009, had a total return of 6.46% compared to the Fund's Institutional Class Shares total return of 3.50%.

     - During the fiscal year, the Fed massively lowered the interest rate structure in short-term.

     - Long-term rates came down substantially due to the massive economic contraction and lessened concerns about inflation.

     -    This led to substantial increases in market values of fixed
          Treasuries.

Most importantly for our performance, the premium paid for inflation protection in Treasury Inflation-Protected Securities ("TIPS") also was squeezed during the fiscal year ended July 31, 2009, due primarily to the aforementioned lowered inflation expectations.

PORTFOLIO STRATEGY

We expect all the above trends to reverse during the ensuing several years because:

     a)   we expect the economy to grow at more rapid rates than many do,

     b)   we expect inflation to gradually return, and

     c) in addition, there is a massive new supply of Treasuries coming to pay for the government stimulus programs and the budget deficit that ensues from them.

We believe this supply and inflation will eventually weigh down on the price of straight Treasuries. This fiscal year, we have taken the opportunity to switch our portfolio from 55% straight Treasuries and 45% TIPS to 28% straight Treasuries and 72% TIPS. We will continue this shift as opportunities present themselves. We believe this change is one of the few ways that people investing in short- and long-term full faith and credit Treasury bonds will be able to protect the value of their principal and have positive total return in the next three-to-five years.

THIS REPRESENTS THE MANAGER'S ASSESSMENT OF THE MARKET ENVIRONMENT AT A SPECIFIC POINT IN TIME AND SHOULD NOT BE RELIED UPON BY THE READER AS RESEARCH OR INVESTMENT ADVICE.

THE BARCLAYS U.S. TREASURY INDEX IS COMPOSED OF ALL U.S. TREASURY PUBLICLY ISSUED OBLIGATIONS WITH A REMAINING MATURITY OF ONE YEAR OR MORE.

THE ADVISORS' INNER CIRCLE FUND II                    FROST KEMPNER TREASURY AND
MANAGEMENT DISCUSSION OF FUND PERFORMANCE             INCOME FUND
                                                      JULY 31, 2009

GROWTH OF A $10,000 INVESTMENT

                Annualized
One Year        Inception
Return          to Date*
3.50%           4.18%           Institutional Class(1)


                              (PERFORMANCE GRAPH)

             Frost Kempner
               Treasury &          Barclays U.S.
               Income Fund,          Treasury
          Institutional Class(1)       Index
          ----------------------   -------------
11/30/2006       $10,000             $10,000
7/31/2007         10,063              10,184
7/31/2008         10,777              11,100
7/31/2009         11,154              11,817

                             Period ended July 31st


(1)  INSTITUTIONAL CLASS SHARES COMMENCED OPERATIONS ON APRIL 25, 2008.

THE PERFORMANCE DATA QUOTED HEREIN REPRESENTS PAST PERFORMANCE AND THE RETURN AND VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT, WHEN REDEEMED, MAY BE WORTH LESS THAN ITS ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE PERFORMANCE AND SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF THE FUTURE RESULTS OF THE FUND. THE FUND'S PERFORMANCE ASSUMES THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. INDEX RETURNS ASSUME REINVESTMENT OF DIVIDENDS AND, UNLIKE A FUND'S RETURNS, DO NOT REFLECT ANY FEES OR EXPENSES. IF SUCH FEES AND EXPENSES WERE INCLUDED IN THE INDEX RETURNS, THE PERFORMANCE WOULD HAVE BEEN LOWER.

PLEASE NOTE THAT ONE CANNOT INVEST DIRECTLY IN AN UNMANAGED INDEX.

RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

THERE ARE NO ASSURANCES THAT THE FUND WILL MEET ITS STATED OBJECTIVES. THE FUND'S HOLDINGS AND ALLOCATIONS ARE SUBJECT TO CHANGE BECAUSE IT IS ACTIVELY MANAGED AND SHOULD NOT BE CONSIDERED RECOMMENDATIONS TO BUY INDIVIDUAL SECURITIES.

* FOR PERIODS PRIOR TO APRIL 25, 2008 FOR THE INSTITUTIONAL CLASS SHARES, THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE OF THE PREDECESSOR FUND, A COMMON TRUST FUND MANAGED BY THE FROST NATIONAL BANK, ADJUSTED TO REFLECT FEES AND EXPENSES BORNE BY THE FUND. THE PREDECESSOR FUND COMMENCED OPERATIONS PRIOR TO THE PERIODS SHOWN. THE EARLIEST DATE FOR WHICH THE PREDECESSOR FUND'S PERFORMANCE CAN BE CALCULATED APPLYING THE RELEVANT PERFORMANCE STANDARDS IS NOVEMBER 30, 2006. ("PERFORMANCE START DATE"). THE PREDECESSOR FUND WAS NOT A REGISTERED MUTUAL FUND SO IT WAS NOT SUBJECT TO THE SAME INVESTMENT AND TAX RESTRICTIONS AS THE FUND. IF IT HAD BEEN, THE PREDECESSOR FUND'S PERFORMANCE MAY HAVE BEEN LOWER.

THE ADVISORS' INNER CIRCLE FUND II              FROST LKCM MULTI-CAP EQUITY FUND
MANAGEMENT DISCUSSION OF FUND PERFORMANCE       JULY 31, 2009

FUND OBJECTIVE:

The Frost LKCM Multi-Cap Equity Fund (the "Fund") seeks to maximize long-term capital appreciation.

MARKET COMMENTARY

The performance of the S&P 500 Index during the period was one of broad based weakness, especially during the first part of the year. Although the stock market, as measured by the S&P 500 Index, continued to rally during the second quarter and July 2009 after advancing sharply off its lows of early March, the S&P 500 Index still posted one of its worst 12-month periods on record.

We continue to believe that the greatly reduced likelihood of a financial meltdown contributed significantly to the market's recovery. Additionally, we believe that evidence is emerging of an economic bottoming, although the magnitude of any economic recovery is still anticipated to be modest well into 2010. We have confidence that government actions of building liquidity will lower historically high interest rate spreads and normalize the economy while not having an immediate impact on inflation, primarily due to excess capacity of labor and manufacturing.

We anticipate there will be limited improvement in employment well into 2010 and believe this will continue to weigh heavily on the recovery as the consumer approximates two-thirds of the overall economy. We also expect that the market will be supported by improvement in corporate profits (despite the overall economic recovery) off very depressed levels as benefits from substantial cost-cutting are realized.

PORTFOLIO STRATEGY

During the twelve months ended July 31, 2009, the Fund's Institutional Class Shares significantly outperformed its benchmark, the S&P 500 Index, declining 13.43% versus a 19.96% decline for the S&P 500 Index (the "Index"), heavily influenced by both stock selection and sector allocation decisions.

The Fund continues to be relatively concentrated in the number of stocks owned compared to the Index with a large-cap growth bias. During the year ended July 31, 2009, the Fund benefited from allocation decisions in the consumer discretionary, energy and information technology sectors, while allocation decisions in the materials sector detracted from performance. Stock selection in the information technology, consumer discretionary and financials sectors also benefited the Fund's performance, while stock selection in the consumer staples and industrials sectors detracted from performance.

We continue to look to add to both the financials and energy sectors as we believe the market emphasis will rotate toward those more cyclical areas as confidence builds that the economy is close to a bottom.

THIS REPRESENTS THE MANAGER'S ASSESSMENT OF THE MARKET ENVIRONMENT AT A SPECIFIC POINT IN TIME AND SHOULD NOT BE RELIED UPON BY THE READER AS RESEARCH OR INVESTMENT ADVICE.

THE S&P 500 INDEX IS A MARKET-VALUE WEIGHTED INDEX CONSISTING OF 500 STOCKS CHOSEN FOR MARKET SIZE, LIQUIDITY, AND INDUSTRY GROUP REPRESENTATION WITH EACH STOCK'S WEIGHT IN THE INDEX PROPORTIONATE TO ITS MARKET VALUE.

THE ADVISORS' INNER CIRCLE FUND II              FROST LKCM MULTI-CAP EQUITY FUND
MANAGEMENT DISCUSSION OF FUND PERFORMANCE       JULY 31, 2009

GROWTH OF A $10,000 INVESTMENT

                Annualized      Annualized      Annualized
One Year        3 Year          5 Year          Inception
Return          Return*         Return*         to Date*
-13.43%         -3.57%          0.24%           2.29%     Institutional Class(1)


                              (PERFORMANCE GRAPH)

                 Frost LKCM
                 Multi-Cap
                Equity Fund,       S&P 500
          Institutional Class(1)    Index
          ----------------------   -------
7/31/2002        $10,000           $10,000
7/31/2003         10,759            11,064
7/31/2004         11,577            12,521
7/31/2005         12,924            14,281
7/31/2006         13,063            15,049
7/31/2007         14,961            17,477
7/31/2008         13,532            15,538
7/31/2009         11,715            12,436

                             Period ended July 31st

(1)  INSTITUTIONAL CLASS SHARES COMMENCED OPERATIONS ON APRIL 25, 2008.

THE PERFORMANCE DATA QUOTED HEREIN REPRESENTS PAST PERFORMANCE AND THE RETURN AND VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT, WHEN REDEEMED, MAY BE WORTH LESS THAN ITS ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE PERFORMANCE AND SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF THE FUTURE RESULTS OF THE FUND. THE FUND'S PERFORMANCE ASSUMES THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. INDEX RETURNS ASSUME REINVESTMENT OF DIVIDENDS AND, UNLIKE A FUND'S RETURNS, DO NOT REFLECT ANY FEES OR EXPENSES. IF SUCH FEES AND EXPENSES WERE INCLUDED IN THE INDEX RETURNS, THE PERFORMANCE WOULD HAVE BEEN LOWER.

THE PERFORMANCE OF THE FUND WOULD HAVE BEEN LOWER HAD THE ADVISER NOT WAIVED A PORTION OF ITS FEES.

PLEASE NOTE THAT ONE CANNOT INVEST DIRECTLY IN AN UNMANAGED INDEX.

RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

THERE ARE NO ASSURANCES THAT THE FUND WILL MEET ITS STATED OBJECTIVES. THE FUND'S HOLDINGS AND ALLOCATIONS ARE SUBJECT TO CHANGE BECAUSE IT IS ACTIVELY MANAGED AND SHOULD NOT BE CONSIDERED RECOMMENDATIONS TO BUY INDIVIDUAL SECURITIES.

* FOR PERIODS PRIOR TO APRIL 25, 2008 FOR THE INSTITUTIONAL CLASS SHARES, THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE OF THE PREDECESSOR FUND, A COMMON TRUST FUND MANAGED BY THE FROST NATIONAL BANK, ADJUSTED TO REFLECT FEES AND EXPENSES BORNE BY THE FUND. THE PREDECESSOR FUND COMMENCED OPERATIONS PRIOR TO THE PERIODS SHOWN. THE EARLIEST DATE FOR WHICH THE PREDECESSOR FUND'S PERFORMANCE CAN BE CALCULATED APPLYING THE RELEVANT PERFORMANCE STANDARDS IS JULY 31, 2002 ("PERFORMANCE START DATE"). THE PREDECESSOR FUND WAS NOT A REGISTERED MUTUAL FUND SO IT WAS NOT SUBJECT TO THE SAME INVESTMENT AND TAX RESTRICTIONS AS THE FUND. IF IT HAD BEEN, THE PREDECESSOR FUND'S PERFORMANCE MAY HAVE BEEN LOWER.

THE ADVISORS' INNER CIRCLE FUND II          FROST LKCM SMALL-MID CAP EQUITY FUND
MANAGEMENT DISCUSSION OF FUND PERFORMANCE   JULY 31, 2009

FUND OBJECTIVE:

The Frost LKCM Small-Mid Cap Equity Fund (the "Fund") seeks to maximize long-term capital appreciation.

MARKET COMMENTARY

The performance of the Russell 2500 Index during the period was one of broad based weakness, especially during the first part of the year. Despite the recovery in the latter part of the period, the Russell 2500 Index still posted one of its worst 12-month periods on record.

All sectors were down during the year with many down greater than 20%. Energy was the worst sector with the pullback in energy prices contributing to its decline. The consumer discretionary and technology sectors, based on an expected economic recovery, held up better than most.

While the economy remains mired in recession, we believe we are beginning to see sign of a bottoming which should lead to a resumption of growth. The massive monetary and fiscal stimulus, pent up demand and inventory replenishment should boost the economy going forward.

PORTFOLIO STRATEGY

During the year ended July 31, 2009, the Fund's Institutional Class Shares declined 25.50% versus the Russell 2500 Index's (the "Index") 20.66% decline during the period.

The market rebound so far in 2009 has been a classic, low quality rally where the smaller, weaker and poorly financed companies have seen the biggest stock price recovery.

It has been a difficult market environment and year for the Fund. Our stock selections, especially in the healthcare and Industrials sectors, have been a drag on our performance while our energy stocks have been a positive, despite the weaker energy markets.

The Fund is currently invested in high-quality businesses that have strong internal growth prospects and in areas that we believe will continue to benefit from an economic recovery.

Our investment strategy is to identify competitively advantaged companies that generate strong financial returns with good reinvestment opportunities, and to purchase these stocks at attractive prices.

Our goal is to generate superior returns over time relative to the Index and to minimize the risk in the Fund.

We believe our high-quality investment strategy will achieve our goals and be beneficial to our investors over the long term.

THIS REPRESENTS THE MANAGER'S ASSESSMENT OF THE MARKET ENVIRONMENT AT A SPECIFIC POINT IN TIME AND SHOULD NOT BE RELIED UPON BY THE READER AS RESEARCH OR INVESTMENT ADVICE.

THE RUSSELL 2500 INDEX MEASURES THE PERFORMANCE OF THE 2,500 SMALLEST COMPANIES IN THE RUSSELL 3000 INDEX, REPRESENTING APPROXIMATELY 16% OF THE TOTAL MARKET CAPITALIZATION OF THE RUSSELL 3000 INDEX.

THE ADVISORS' INNER CIRCLE FUND II          FROST LKCM SMALL-MID CAP EQUITY FUND
MANAGEMENT DISCUSSION OF FUND PERFORMANCE   JULY 31, 2009

GROWTH OF A $10,000 INVESTMENT

                Annualized
One Year        Inception
Return          to Date
-25.50%         -23.48%        Institutional Class(1)



                              (PERFORMANCE GRAPH)

Frost LKCM Small-Mid Cap Equity Fund

                  Frost LKCM
                  Small-Mid
                  Cap Equity
                     Fund,              Russell
            Institutional Class(1)     2500 Index
            ----------------------     ----------
4/25/2008           $10,000             $10,000
7/31/2008             9,570               9,614
7/31/2009             7,130               7,628

                             Period ended July 31st


(1)  INSTITUTIONAL CLASS SHARES COMMENCED OPERATIONS ON APRIL 25, 2008.

THE PERFORMANCE DATA QUOTED HEREIN REPRESENTS PAST PERFORMANCE AND THE RETURN AND VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT, WHEN REDEEMED, MAY BE WORTH LESS THAN ITS ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE PERFORMANCE AND SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF THE FUTURE RESULTS OF THE FUND. THE FUND'S PERFORMANCE ASSUMES THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. INDEX RETURNS ASSUME REINVESTMENT OF DIVIDENDS AND, UNLIKE A FUND'S RETURNS, DO NOT REFLECT ANY FEES OR EXPENSES. IF SUCH FEES AND EXPENSES WERE INCLUDED IN THE INDEX RETURNS, THE PERFORMANCE WOULD HAVE BEEN LOWER.

THE PERFORMANCE OF THE FUND WOULD HAVE BEEN LOWER HAD THE ADVISER NOT WAIVED A PORTION OF ITS FEES.

PLEASE NOTE THAT ONE CANNOT INVEST DIRECTLY IN AN UNMANAGED INDEX.

RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

THERE ARE NO ASSURANCES THAT THE FUND WILL MEET ITS STATED OBJECTIVES. THE FUND'S HOLDINGS AND ALLOCATIONS ARE SUBJECT TO CHANGE BECAUSE IT IS ACTIVELY MANAGED AND SHOULD NOT BE CONSIDERED RECOMMENDATIONS TO BUY INDIVIDUAL SECURITIES.

THE ADVISORS' INNER CIRCLE FUND II                 FROST CORE GROWTH EQUITY FUND
                                                   JULY 31, 2009

SECTOR WEIGHTINGS (UNAUDITED)+

                                  (BAR CHART)

Information Technology   30.7%
Health Care              14.4%
Consumer Discretionary   12.8%
Consumer Staples         12.1%
Industrials              10.8%
Financials                5.7%
Cash Equivalent           5.6%
Energy                    4.9%
Materials                 3.0%

+    Percentages are based on total investments.

SCHEDULE OF INVESTMENTS

Description                                         Shares            Value
-----------                                    ---------------   ---------------
COMMON STOCK++ -- 94.9%
CONSUMER DISCRETIONARY -- 12.9%
   Abercrombie & Fitch, Cl A                           110,560   $     3,160,910
   Carnival                                             84,340         2,360,677
   Comcast, Cl A                                       235,564         3,500,481
   DeVry                                                85,415         4,248,542
   Lowe's                                              163,190         3,665,248
   O'Reilly Automotive*                                 78,780         3,203,195
   priceline.com*                                       19,765         2,561,939
   Starbucks*                                          247,150         4,374,555
   Urban Outfitters*                                   117,910         2,834,556
                                                                 ---------------
                                                                      29,910,103
                                                                 ---------------
CONSUMER STAPLES -- 12.2%
   Church & Dwight                                      45,675         2,693,911
   Coca-Cola                                            64,920         3,235,613
   Costco Wholesale                                     56,700         2,806,650
   CVS Caremark                                        137,135         4,591,280
   PepsiCo                                              86,135         4,888,161
   Philip Morris International                         122,919         5,728,025
   Wal-Mart Stores                                      87,545         4,366,745
                                                                 ---------------
                                                                      28,310,385
                                                                 ---------------
ENERGY -- 4.9%
   Chesapeake Energy                                   121,034         2,594,969
   Exxon Mobil                                          46,330         3,261,169
   Petroleo Brasileiro ADR                              57,444         2,368,991
   Schlumberger                                         41,367         2,213,134
   Weatherford International*                           57,427         1,077,330
                                                                 ---------------
                                                                      11,515,593
                                                                 ---------------

Description                                         Shares            Value
-----------                                    ---------------   ---------------
FINANCIALS -- 5.7%
   Aflac                                               103,107   $     3,903,631
   Bank of New York Mellon                             108,265         2,959,965
   Charles Schwab                                      183,177         3,273,373
   JPMorgan Chase                                       82,725         3,197,321
                                                                 ---------------
                                                                      13,334,290
                                                                 ---------------
HEALTH CARE -- 14.4%
   Allergan                                             82,158         4,389,702
   Baxter International                                100,881         5,686,662
   CR Bard                                              34,285         2,522,347
   Genzyme*                                             50,840         2,638,088
   Gilead Sciences*                                    137,050         6,705,856
   NuVasive*                                           186,530         7,720,477
   St. Jude Medical*                                   103,994         3,921,614
                                                                 ---------------
                                                                      33,584,746
                                                                 ---------------
INDUSTRIALS -- 10.8%
   Cummins                                              62,905         2,705,544
   Deere                                                93,000         4,067,820
   Emerson Electric                                    114,614         4,169,657
   Goodrich                                             93,545         4,804,471
   PACCAR                                              105,359         3,650,689
   Quanta Services*                                    150,705         3,512,934
   Southwest Airlines                                  288,650         2,265,903
                                                                 ---------------
                                                                      25,177,018
                                                                 ---------------
INFORMATION TECHNOLOGY -- 30.9%
   Apple*                                               43,707         7,141,287
   Baidu ADR*                                           11,245         3,914,834
   Cisco Systems*                                      325,970         7,174,600
   Cognizant Technology Solutions, Cl A*               234,116         6,927,492
   Dell*                                               177,090         2,369,464
   EMC*                                                325,430         4,900,976
   Google, Cl A*                                        13,415         5,943,516
   Hewlett-Packard                                     138,298         5,988,303
   Intel                                               320,496         6,169,548
   Mastercard, Cl A                                     16,950         3,288,809
   McAfee*                                              77,525         3,456,064
   Microsoft                                           197,514         4,645,529
   Oracle                                              320,990         7,103,509
   Symantec*                                           193,735         2,892,464
                                                                 ---------------
                                                                      71,916,395
                                                                 ---------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                 FROST CORE GROWTH EQUITY FUND
                                                   JULY 31, 2009

Description                                         Shares            Value
-----------                                    ---------------   ---------------
MATERIALS -- 3.1%
   Monsanto                                             28,747   $     2,414,748
   Mosaic                                               48,241         2,515,768
   Steel Dynamics                                      134,040         2,192,895
                                                                 ---------------
                                                                       7,123,411
                                                                 ---------------
   Total Common Stock
      (Cost $198,478,589)                                            220,871,941
                                                                 ---------------
CASH EQUIVALENT -- 5.7%
   AIM STIT-Government & Agency
      Portfolio, 0.050% **                          13,137,818        13,137,818
                                                                 ---------------
   Total Cash Equivalent
      (Cost $13,137,818)                                              13,137,818
                                                                 ---------------
   Total Investments -- 100.6%
      (Cost $211,616,407)                                        $   234,009,759
                                                                 ===============

PERCENTAGES ARE BASED ON NET ASSETS OF $232,625,051.

*    NON-INCOME PRODUCING SECURITY.

**   RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF JULY 31, 2009.

++ NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING.

ADR -- AMERICAN DEPOSITARY RECEIPT
CL -- CLASS

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II              FROST DIVIDEND VALUE EQUITY FUND
                                                JULY 31, 2009

                                  (BAR CHART)

SECTOR WEIGHTINGS (UNAUDITED)+

Financials                   20.2%
Energy                       16.2%
Health Care                  10.7%
Materials                     8.9%
Information Technology        8.7%
Consumer Discretionary        7.7%
Industrials                   7.6%
Telecommunication Services    6.9%
Consumer Staples              6.2%
Cash Equivalent               4.3%
Utilities                     2.6%

+    Percentages are based on total investments.

SCHEDULE OF INVESTMENTS

Description                                         Shares            Value
-----------                                    ---------------   ---------------
COMMON STOCK -- 97.7%
CONSUMER DISCRETIONARY -- 7.9%
   Home Depot                                           67,719   $     1,756,631
   Ltd Brands                                          201,480         2,607,151
   McDonald's                                           53,925         2,969,110
   McGraw-Hill                                          80,125         2,511,919
   Yum! Brands                                         114,400         4,056,624
                                                                 ---------------
                                                                      13,901,435
                                                                 ---------------
CONSUMER STAPLES -- 6.3%
   Coca-Cola                                            70,070         3,492,289
   ConAgra Foods                                       210,768         4,137,376
   Philip Morris International                          74,183         3,456,927
                                                                 ---------------
                                                                      11,086,592
                                                                 ---------------
ENERGY -- 16.5%
   BP ADR                                               68,384         3,421,935
   EnCana                                               97,003         5,204,211
   Exxon Mobil                                          57,498         4,047,284
   Patterson-UTI Energy                                225,162         3,109,487
   Petroleo Brasileiro ADR                              80,983         3,339,739
   Schlumberger                                         55,740         2,982,090
   Spectra Energy                                      186,730         3,428,363
   Tenaris ADR                                          59,455         1,802,676
   Tidewater                                            37,555         1,689,975
                                                                 ---------------
                                                                      29,025,760
                                                                 ---------------
FINANCIALS -- 20.6%
   Aflac                                               179,947         6,812,794
   Allstate                                            201,150         5,412,947
   Ameriprise Financial                                165,840         4,610,352

Description                                         Shares            Value
-----------                                    ---------------   ---------------
   HSBC Holdings ADR                                   138,606   $     7,027,324
   JPMorgan Chase                                      157,314         6,080,186
   M&T Bank                                             33,060         1,928,059
   Northern Trust                                       44,988         2,690,732
   Principal Financial Group                            76,180         1,805,466
                                                                 ---------------
                                                                      36,367,860
                                                                 ---------------
HEALTH CARE -- 10.9%
   Johnson & Johnson                                    83,721         5,097,772
   Medtronic                                            72,210         2,557,678
   Merck                                               155,799         4,675,528
   Novartis ADR                                         76,390         3,484,912
   Pfizer                                              208,405         3,319,891
                                                                 ---------------
                                                                      19,135,781
                                                                 ---------------
INDUSTRIALS -- 7.8%
   Emerson Electric                                     63,690         2,317,042
   Honeywell International                              94,690         3,285,743
   Norfolk Southern                                     58,180         2,516,285
   Northrop Grumman                                     67,488         3,008,615
   Raytheon                                             55,515         2,606,430
                                                                 ---------------
                                                                      13,734,115
                                                                 ---------------
INFORMATION TECHNOLOGY -- 8.8%
   Corning                                             134,550         2,287,350
   Intel                                               201,060         3,870,405
   Maxim Integrated Products                           264,445         4,685,966
   Nokia ADR                                           129,839         1,732,052
   SAP ADR                                              19,036           899,451
   Taiwan Semiconductor Manufacturing
      ADR                                              203,074         2,126,188
                                                                 ---------------
                                                                      15,601,412
                                                                 ---------------
MATERIALS -- 9.1%
   Air Products & Chemicals                             76,852         5,733,159
   EI Du Pont de Nemours                                63,508         1,964,303
   Nucor                                                76,396         3,397,330
   Syngenta ADR                                         31,670         1,454,286
   Vale ADR, Cl B                                      177,440         3,500,891
                                                                 ---------------
                                                                      16,049,969
                                                                 ---------------
TELECOMMUNICATION SERVICES -- 7.1%
   AT&T                                                165,615         4,344,081
   China Mobile ADR                                     66,345         3,481,122
   Vodafone Group ADR                                  224,513         4,620,478
                                                                 ---------------
                                                                      12,445,681
                                                                 ---------------
UTILITIES -- 2.7%
   FPL Group                                            83,040         4,705,877
                                                                 ---------------
   Total Common Stock
      (Cost $169,394,495)                                            172,054,482
                                                                 ---------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II              FROST DIVIDEND VALUE EQUITY FUND
                                                JULY 31, 2009

Description                                         Shares            Value
-----------                                    ---------------   ---------------
CASH EQUIVALENT -- 4.4%
   AIM STIT-Government & Agency
      Portfolio, 0.050%*                             7,783,058   $     7,783,058
                                                                 ---------------
   Total Cash Equivalent
      (Cost $7,783,058)                                                7,783,058
                                                                 ---------------
   Total Investments -- 102.1%
      (Cost $177,177,553)                                        $   179,837,540
                                                                 ===============

PERCENTAGES ARE BASED ON NET ASSETS OF $176,161,073.

*    RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF JULY 31, 2009.

ADR -- AMERICAN DEPOSITARY RECEIPT
CL -- CLASS

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                 FROST STRATEGIC BALANCED FUND
                                                   JULY 31, 2009

SECTOR WEIGHTINGS (UNAUDITED)+

                                  (BAR CHART)

Exchange-Traded Funds   64.1%
Open-End Funds          27.0%
Cash Equivalent          3.1%
Materials                2.9%
Closed-End Fund          2.9%

+    Percentages are based on total investments.

SCHEDULE OF INVESTMENTS

Description                                         Shares            Value
-----------                                    ---------------   ---------------
REGISTERED INVESTMENT COMPANIES -- 94.1%
EXCHANGE-TRADED FUNDS -- 64.2%
   iShares Barclays Aggregate Bond Fund                  4,490   $       462,919
   iShares Barclays Intermediate Credit
      Bond Fund                                          3,875           393,041
   iShares Lehman Treasury
      Inflation-Protected Securities Fund                5,398           547,033
   iShares MSCI EAFE Index Fund                         41,618         2,097,963
   iShares MSCI Emerging Markets
      Index Fund                                        15,040           537,229
   iShares S&P 500 Growth Index Fund                    16,997           866,847
   iShares S&P MidCap 400 Index Fund                     9,852           616,932
   SPDR Trust Series 1                                  19,481         1,924,918
   Vanguard Emerging Markets Fund                       16,320           575,933
   Vanguard Large Cap Fund                              61,180         2,745,147
   Vanguard Mid-Cap Fund                                 9,173           467,823
   Vanguard Small-Cap Fund                              13,803           691,806
                                                                 ---------------
                                                                      11,927,591
                                                                 ---------------
OPEN-END FUNDS -- 27.0%
   American Century International
      Bond Fund, Institutional Class                    39,509           585,526
   PIMCO Total Return Fund,
      Institutional Class                              417,368         4,436,622
                                                                 ---------------
                                                                       5,022,148
                                                                 ---------------
CLOSED-END FUND -- 2.9%
   Macquarie Global Infrastructure
      Total Return Fund                                 39,335           533,383
                                                                 ---------------
   Total Registered Investment Companies
      (Cost $21,174,072)                                              17,483,122
                                                                 ---------------

Description                                         Shares            Value
-----------                                    ---------------   ---------------
COMMON STOCK -- 2.9%
MATERIALS -- 2.9%
   BHP Billiton ADR                                      4,720   $       297,171
   Rio Tinto ADR                                           808           135,405
   Vale ADR, Cl B                                        5,800           114,434
                                                                 ---------------
   Total Common Stock
      (Cost $994,217)                                                    547,010
                                                                 ---------------
CASH EQUIVALENT -- 3.1%
   AIM STIT-Government & Agency
      Portfolio, 0.050%*                               572,994           572,994
                                                                 ---------------
   Total Cash Equivalent
      (Cost $572,994)                                                    572,994
                                                                 ---------------
   Total Investments -- 100.1%
      (Cost $22,741,283)                                         $    18,603,126
                                                                 ===============

PERCENTAGES ARE BASED ON NET ASSETS OF $18,578,117.

*    RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF JULY 31, 2009.

ADR  -- AMERICAN DEPOSITARY RECEIPT
CL   -- CLASS
EAFE -- EUROPE, AUSTRALASIA, AND FAR EAST
MSCI -- MORGAN STANLEY CAPITAL INTERNATIONAL
S&P  -- STANDARD & POOR'S
SPDR -- STANDARD & POOR'S DEPOSITARY RECEIPTS

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                       FROST KEMPNER MULTI-CAP
                                                         DEEP VALUE EQUITY FUND
                                                         JULY 31, 2009

SECTOR WEIGHTINGS (UNAUDITED)+

                                  (BAR CHART)

Financials                   20.9%
Telecommunication Services   14.2%
Industrials                  13.4%
Information Technology       12.8%
Consumer Discretionary       11.8%
Cash Equivalent               8.3%
Consumer Staples              4.9%
Materials                     4.4%
Health Care                   3.7%
Utilities                     3.1%
Energy                        2.5%

+    Percentages are based on total investments.

SCHEDULE OF INVESTMENTS

Description                                         Shares            Value
-----------                                    ---------------   ---------------
COMMON STOCK -- 91.4%
CONSUMER DISCRETIONARY -- 11.8%
   American Eagle Outfitters                            66,100   $       951,179
   Best Buy                                             32,100         1,199,577
   Gannett                                             235,500         1,648,500
   Home Depot                                          100,700         2,612,158
   JC Penney                                           157,100         4,736,565
   Nissan Motor ADR                                    268,391         3,888,986
   Staples                                             101,300         2,129,326
                                                                 ---------------
                                                                      17,166,291
                                                                 ---------------
CONSUMER STAPLES -- 4.9%
   Archer-Daniels-Midland                              192,500         5,798,100
   Sara Lee                                            119,400         1,270,416
                                                                 ---------------
                                                                       7,068,516
                                                                 ---------------
ENERGY -- 2.5%
   ConocoPhillips                                       57,600         2,517,696
   ENSCO International                                  30,506         1,155,872
                                                                 ---------------
                                                                       3,673,568
                                                                 ---------------
FINANCIALS -- 20.9%
   Allstate                                            126,200         3,396,042
   Annaly Capital Management++++                       343,600         5,789,660
   Bank of America                                     193,830         2,866,746
   Barclays ADR                                        163,800         3,364,452
   Genworth Financial, Cl A                            133,700           922,530
   Lincoln National                                     35,567           753,665
   Marsh & McLennan                                    303,700         6,201,554
   RenaissanceRe Holdings                               98,200         4,934,550
   XL Capital, Cl A                                    151,250         2,129,600
                                                                 ---------------
                                                                      30,358,799
                                                                 ---------------

Description                                         Shares            Value
-----------                                    ---------------   ---------------
HEALTH CARE -- 3.7%
   Johnson & Johnson                                    21,900   $     1,333,491
   Novartis ADR                                         42,200         1,925,164
   Teva Pharmaceutical Industries ADR                   40,500         2,160,270
                                                                 ---------------
                                                                       5,418,925
                                                                 ---------------
INDUSTRIALS -- 13.4%
   Arkansas Best                                        71,800         2,044,864
   Boeing                                               87,200         3,741,752
   Carlisle                                             76,200         2,387,346
   Caterpillar                                          47,900         2,110,474
   Dover                                               131,800         4,482,518
   Granite Construction                                 18,100           613,228
   Ingersoll-Rand                                      140,400         4,054,752
                                                                 ---------------
                                                                      19,434,934
                                                                 ---------------
INFORMATION TECHNOLOGY -- 12.7%
   Black Box                                            99,456         2,732,056
   Canon ADR                                            35,700         1,321,614
   International Business Machines                      53,200         6,273,876
   Nintendo ADR                                         53,200         1,761,984
   Nokia ADR                                           334,400         4,460,896
   Technitrol                                          273,600         1,986,336
                                                                 ---------------
                                                                      18,536,762
                                                                 ---------------
MATERIALS -- 4.4%
   Alcoa                                               117,200         1,378,272
   Dow Chemical                                        126,300         2,673,771
   PPG Industries                                       41,900         2,304,500
                                                                 ---------------
                                                                       6,356,543
                                                                 ---------------
TELECOMMUNICATION SERVICES -- 14.1%
   AT&T                                                306,092         8,028,793
   Nippon Telegraph & Telephone ADR                    328,100         6,775,265
   Verizon Communications                              178,700         5,730,909
                                                                 ---------------
                                                                      20,534,967
                                                                 ---------------
UTILITIES -- 3.0%
   Consolidated Edison                                  55,300         2,176,608
   Southern Union                                      115,300         2,234,514
                                                                 ---------------
                                                                       4,411,122
                                                                 ---------------
   Total Common Stock
      (Cost $183,338,821)                                            132,960,427
                                                                 ---------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                       FROST KEMPNER MULTI-CAP
                                                         DEEP VALUE EQUITY FUND
                                                         JULY 31, 2009

Description                                         Shares            Value
-----------                                    ---------------   ---------------
CASH EQUIVALENT -- 8.3%
   BlackRock Liquidity Funds Treasury
      Trust Fund Portfolio, 0.020%*                 12,063,470   $    12,063,470
                                                                 ---------------
   Total Cash Equivalent
      (Cost $12,063,470)                                              12,063,470
                                                                 ---------------
   Total Investments -- 99.7%
      (Cost $195,402,291)                                        $   145,023,897
                                                                 ===============

PERCENTAGES ARE BASED ON NET ASSETS OF $145,516,233.

*    RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF JULY 31, 2009.

++++ REAL ESTATE INVESTMENT TRUST

ADR -- AMERICAN DEPOSITARY RECEIPT
CL -- CLASS

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II        FROST HOOVER SMALL-MID CAP EQUITY FUND
                                          JULY 31, 2009

SECTOR WEIGHTINGS (UNAUDITED)+

                                  (BAR CHART)

Consumer Discretionary       22.6%
Information Technology       18.7%
Industrials                  16.2%
Financials                   13.4%
Health Care                   9.6%
Energy                        7.5%
Cash Equivalent               6.6%
Consumer Staples              2.4%
Materials                     1.8%
Telecommunication Services    1.2%

+    Percentages are based on total investments.

SCHEDULE OF INVESTMENTS

Description                                         Shares            Value
-----------                                    ---------------   ---------------
COMMON STOCK -- 93.2%
CONSUMER DISCRETIONARY -- 22.5%
   Advance Auto Parts                                   17,400   $       804,402
   Aeropostale*                                         12,800           465,920
   American Public Education*                           20,300           718,011
   AnnTaylor Stores*                                    20,400           246,228
   BJ's Restaurants*                                    52,100           837,768
   Bridgepoint Education*                               24,400           443,104
   Buffalo Wild Wings*                                  13,200           532,620
   Carter's*                                            18,500           524,290
   Chico's FAS*                                         86,500           992,155
   Chipotle Mexican Grill, Cl A*                        11,300         1,060,279
   Coinstar*                                            15,500           515,065
   Collective Brands*                                   28,500           453,720
   Cooper Tire & Rubber                                 18,100           267,156
   Deckers Outdoor*                                      9,600           649,056
   Dick's Sporting Goods*                               43,400           861,490
   Hibbett Sports*                                      22,500           414,225
   J Crew Group*                                        32,600           918,016
   Life Time Fitness*                                   27,300           694,785
   LKQ*                                                 23,100           414,414
   Monro Muffler                                        23,600           627,524
   Morningstar*                                         23,900         1,058,531
   Panera Bread, Cl A*                                  16,500           906,840
   Papa John's International*                           22,300           566,643
   Peet's Coffee & Tea*                                 16,200           445,014
   PF Chang's China Bistro*                             26,100           885,051
   priceline.com*                                        8,300         1,075,846
   Strayer Education                                     4,500           955,710
   Texas Roadhouse, Cl A*                               37,500           417,375

Description                                         Shares            Value
-----------                                    ---------------   ---------------
   Tractor Supply*                                      16,700   $       801,099
   Urban Outfitters*                                    61,900         1,488,076
   Warnaco Group*                                       16,700           606,711
   Williams-Sonoma                                      44,000           618,640
                                                                 ---------------
                                                                      22,265,764
                                                                 ---------------
CONSUMER STAPLES -- 2.4%
   Flowers Foods                                        20,000           472,600
   United Natural Foods*                                24,000           648,720
   Whole Foods Market                                   53,200         1,286,908
                                                                 ---------------
                                                                       2,408,228
                                                                 ---------------
ENERGY -- 7.5%
   Atwood Oceanics*                                     24,100           695,044
   Bill Barrett*                                        20,700           653,913
   Cabot Oil & Gas                                      19,500           685,035
   Comstock Resources*                                  17,400           669,900
   Concho Resources*                                    22,600           693,820
   EXCO Resources*                                      34,200           469,908
   Helmerich & Payne                                    23,000           790,280
   St. Mary Land & Exploration                          16,100           384,307
   Superior Energy Services*                            49,100           814,569
   Tidewater                                            19,900           895,500
   Unit*                                                20,700           655,983
                                                                 ---------------
                                                                       7,408,259
                                                                 ---------------
FINANCIALS -- 13.3%
   Affiliated Managers Group*                           19,900         1,313,798
   Corporate Office Properties Trust++++                20,700           701,937
   Digital Realty Trust++++                             17,700           717,735
   eHealth*                                             42,800           695,072
   Federated Investors, Cl B                            34,800           902,364
   Greenhill                                             5,700           429,324
   Jones Lang LaSalle                                   25,200           956,592
   KBW*                                                 32,700           954,513
   MSCI, Cl A*                                          25,600           715,520
   optionsXpress Holdings                               30,000           542,100
   Piper Jaffray*                                       15,100           692,486
   Prosperity Bancshares                                23,000           770,730
   Raymond James Financial                              40,700           835,164
   Signature Bank NY*                                   16,200           477,576
   Stifel Financial*                                    11,000           549,230
   Tanger Factory Outlet Centers++++                    12,100           430,034
   Waddell & Reed Financial, Cl A                       52,900         1,500,773
                                                                 ---------------
                                                                      13,184,948
                                                                 ---------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II        FROST HOOVER SMALL-MID CAP EQUITY FUND
                                          JULY 31, 2009

Description                                         Shares            Value
-----------                                    ---------------   ---------------
HEALTH CARE -- 9.6%
   Allscripts-Misys Healthcare Solutions                70,000   $     1,206,100
   athenahealth*                                        12,500           461,750
   Bio-Reference Labs*                                  14,700           471,282
   Catalyst Health Solutions*                           23,600           608,408
   Gen-Probe*                                           11,900           441,728
   HMS Holdings*                                         9,700           372,480
   ICU Medical*                                         23,100           899,283
   Inverness Medical Innovations*                       27,700           932,105
   IPC The Hospitalist*                                 27,700           771,445
   Mednax*                                              19,600           908,460
   Merit Medical Systems*                               27,000           493,830
   Parexel International*                               32,400           501,228
   Quality Systems                                       8,400           461,076
   SXC Health Solutions*                                33,300           984,348
                                                                 ---------------
                                                                       9,513,523
                                                                 ---------------
INDUSTRIALS -- 16.2%
   Aecom Technology*                                    28,800           933,120
   American Science & Engineering                        7,200           502,200
   Copart*                                              20,900           737,979
   Corrections Corp of America*                         53,600           925,136
   Flowserve                                            12,100           977,317
   Foster Wheeler*                                      24,400           563,640
   General Cable*                                       22,500           872,325
   GeoEye*                                              25,100           622,480
   Granite Construction                                 10,500           355,740
   Healthcare Services Group                            30,650           572,236
   Kaydon                                               14,200           463,914
   Landstar System                                      13,200           484,176
   Mobile Mini*                                         29,100           470,838
   Moog, Cl A*                                          15,500           417,880
   Old Dominion Freight Line*                           14,100           502,383
   Orion Marine Group*                                  34,400           769,184
   Pentair                                              24,300           663,876
   Powell Industries*                                   24,000           855,600
   Stanley*                                             14,400           442,656
   SunPower, Cl B*                                      26,600           726,180
   SYKES Enterprises*                                   47,300           941,270
   Tetra Tech*                                          26,600           801,192
   URS*                                                 19,000           961,400
   Woodward Governor                                    23,200           455,648
                                                                 ---------------
                                                                      16,018,370
                                                                 ---------------


Description                                         Shares            Value
-----------                                    ---------------   ---------------
INFORMATION TECHNOLOGY -- 18.7%
   Advent Software*                                     21,600   $       787,320
   Anixter International*                                2,600            88,972
   ANSYS*                                               21,100           659,586
   Blue Coat Systems*                                   53,000           990,570
   Ciena*                                               67,400           752,184
   CommScope*                                           16,500           422,400
   Comtech Telecommunications*                          19,700           627,839
   Cypress Semiconductor*                              103,600         1,100,232
   Digital River*                                       18,600           657,510
   F5 Networks*                                         20,300           753,536
   Factset Research Systems                             15,400           873,180
   FEI*                                                 45,600         1,117,200
   Ixia*                                                64,200           484,068
   Micros Systems*                                      23,000           629,970
   NCR*                                                 38,600           499,484
   Polycom*                                             26,800           636,500
   RightNow Technologies*                               82,100           988,484
   Rovi*                                                40,500         1,059,480
   Salesforce.com*                                      18,300           793,122
   Semtech*                                             28,800           529,920
   Silicon Laboratories*                                16,900           723,827
   Solera Holdings*                                     17,400           468,582
   Tellabs*                                             75,600           438,480
   United Online                                       132,700         1,218,186
   Valueclick*                                          81,900           941,850
   VistaPrint*                                           5,100           210,375
                                                                 ---------------
                                                                      18,452,857
                                                                 ---------------
MATERIALS -- 1.8%
   Reliance Steel & Aluminum                            12,400           418,004
   Schulman A                                           20,300           432,593
   Valspar                                              10,500           265,860
   Walter Energy                                        12,700           626,872
                                                                 ---------------
                                                                       1,743,329
                                                                 ---------------
TELECOMMUNICATION SERVICES -- 1.2%
   Neutral Tandem*                                      39,300         1,218,300
                                                                 ---------------
   Total Common Stock
      (Cost $75,482,790)                                              92,213,578
                                                                 ---------------

       THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II        FROST HOOVER SMALL-MID CAP EQUITY FUND
                                          JULY 31, 2009

Description                                         Shares            Value
-----------                                    ---------------   ---------------
CASH EQUIVALENT -- 6.6%
   AIM STIT-Government & Agency
     Portfolio, 0.050%**                             6,497,615   $     6,497,615
                                                                 ---------------
   Total Cash Equivalent
     (Cost $6,497,615)                                                 6,497,615
                                                                 ---------------
   Total Investments -- 99.8%
      (Cost $81,980,405)                                             $98,711,193
                                                                 ===============

PERCENTAGES ARE BASED ON NET ASSETS OF $98,866,533.

*    NON-INCOME PRODUCING SECURITY.

**   RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF JULY 31, 2009.

++++ REAL ESTATE INVESTMENT TRUST

CL   -- CLASS

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II               FROST INTERNATIONAL EQUITY FUND
                                                 JULY 31, 2009

SECTOR WEIGHTINGS (UNAUDITED)+

                                  (BAR CHART)

Financials                   23.7%
Health Care                  11.9%
Consumer Discretionary       11.7%
Information Technology        9.4%
Consumer Staples              9.1%
Cash Equivalent               7.7%
Industrials                   7.6%
Telecommunication Services    7.6%
Energy                        4.7%
Materials                     4.5%
Utilities                     2.1%

+    Percentages are based on total investments.

SCHEDULE OF INVESTMENTS

Description                                         Shares            Value
-----------                                    ---------------   ---------------
COMMON STOCK -- 96.7%
AUSTRALIA -- 1.9%
   BHP Billiton                                        133,428   $     4,220,994
                                                                 ---------------
BRAZIL -- 5.0%
   BM&F BOVESPA                                        395,810         2,555,942
   Companhia Brasileira de Meios
      de Pagamento                                     209,900         2,004,998
   Empresa Brasileira de Aeronautica
      ADR                                               89,900         1,752,151
   Natura Cosmeticos                                    29,000           413,419
   Petroleo Brasileiro ADR                             100,600         4,148,744
                                                                 ---------------
                                                                      10,875,254
                                                                 ---------------
CANADA -- 6.8%
   Canadian National Railway                            83,300         4,052,453
   Canadian Natural Resources                           62,790         3,775,913
   Potash Corp. of Saskatchewan                         28,889         2,686,966
   Rogers Communications, Cl B                         154,660         4,298,425
                                                                 ---------------
                                                                      14,813,757
                                                                 ---------------
CHINA -- 6.6%
   Baidu ADR*                                            6,000         2,088,840
   China Life Insurance, Cl H                          435,708         1,931,295
   China Merchants Bank, Cl H                        1,505,539         3,539,702
   China Mobile                                        135,315         1,421,336
   Industrial & Commercial Bank
      of China                                       7,407,400         5,333,672
                                                                 ---------------
                                                                      14,314,845
                                                                 ---------------
DENMARK -- 4.7%
   Novo Nordisk, Cl B                                   97,142         5,717,735
   Vestas Wind Systems*                                 62,968         4,435,470
                                                                 ---------------
                                                                      10,153,205
                                                                 ---------------

Description                                         Shares            Value
-----------                                    ---------------   ---------------
FINLAND -- 2.3%
   Fortum                                               89,443   $     2,071,177
   Nokia                                               214,600         2,856,237
                                                                 ---------------
                                                                       4,927,414
                                                                 ---------------
FRANCE -- 7.9%
   Air Liquide                                          33,219         3,467,936
   AXA                                                 207,700         4,389,299
   BNP Paribas                                          57,100         4,161,974
   LVMH Moet Hennessy Louis Vuitton                     59,065         5,327,002
                                                                 ---------------
                                                                      17,346,211
                                                                 ---------------
GERMANY -- 8.0%
   Deutsche Bank                                        46,200         2,988,269
   Deutsche Boerse                                      43,385         3,437,415
   E.ON                                                 71,607         2,710,199
   Fresenius Medical Care & KGaA                        58,500         2,685,956
   SAP                                                 119,113         5,601,324
                                                                 ---------------
                                                                      17,423,163
                                                                 ---------------
GREECE -- 2.8%
   National Bank of Greece*                            176,267         5,144,211
   OPAP                                                 43,690         1,049,058
                                                                 ---------------
                                                                       6,193,269
                                                                 ---------------
HONG KONG -- 2.8%
   Hong Kong Exchanges and Clearing                    321,300         6,061,560
                                                                 ---------------
IRELAND -- 0.4%
   Covidien                                             24,100           911,221
                                                                 ---------------
ISRAEL -- 3.4%
   Teva Pharmaceutical Industries ADR                  139,364         7,433,676
                                                                 ---------------
JAPAN -- 8.4%
   Fanuc                                                36,441         2,992,460
   Komatsu                                             247,079         4,044,868
   Mitsubishi UFJ Financial Group                      739,900         4,425,950
   Nintendo                                              8,372         2,264,209
   Toyota Motor                                        107,380         4,528,072
                                                                 ---------------
                                                                      18,255,559
                                                                 ---------------
MEXICO -- 3.3%
   America Movil ADR                                    73,768         3,172,762
   Wal-Mart de Mexico                                1,194,440         4,071,913
                                                                 ---------------
                                                                       7,244,675
                                                                 ---------------
NETHERLANDS -- 1.2%
   Schlumberger                                         51,050         2,731,175
                                                                 ---------------
SPAIN -- 2.2%
   Telefonica                                          192,100         4,778,205
                                                                 ---------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II               FROST INTERNATIONAL EQUITY FUND
                                                 JULY 31, 2009

Description                                         Shares            Value
-----------                                    ---------------   ---------------
SWEDEN -- 2.3%
   Hennes & Mauritz, Cl B                               83,842   $     4,987,550
                                                                 ---------------
SWITZERLAND -- 8.8%
   Julius Baer Holding                                  82,974         3,954,102
   Logitech International*                             111,586         1,880,487
   Nestle                                              121,400         4,998,757
   Novartis                                             79,487         3,642,069
   Roche Holding                                        25,923         4,089,528
   Synthes                                               5,200           584,702
                                                                 ---------------
                                                                      19,149,645
                                                                 ---------------
TURKEY -- 1.1%
   Turkcell Iletisim Hizmet                            375,600         2,389,183
                                                                 ---------------
UNITED KINGDOM -- 16.8%
   Amdocs*                                             109,474         2,618,618
   ARM Holdings                                      1,063,000         2,241,324
   British American Tobacco                            121,337         3,765,121
   British Sky Broadcasting Group                      358,741         3,271,249
   Carnival                                            136,438         3,973,945
   Kingfisher                                          844,700         3,001,318
   Pearson                                              48,774           564,904
   Reckitt Benckiser Group                              94,812         4,553,991
   SABMiller                                           127,223         2,947,013
   Smith & Nephew                                      255,714         2,030,696
   Standard Chartered                                  263,678         6,257,602
   Vodafone Group ADR                                   70,383         1,448,482
                                                                 ---------------
                                                                      36,674,263
                                                                 ---------------
   Total Common Stock
      (Cost $216,402,230)                                            210,884,824
                                                                 ---------------
CASH EQUIVALENT -- 8.1%
   AIM STIT-Government & Agency
   Portfolio, 0.050%**                              17,697,045        17,697,045
                                                                 ---------------
   Total Cash Equivalent
      (Cost $17,697,045)                                              17,697,045
                                                                 ---------------
   Total Investments -- 104.8%
      (Cost $234,099,275)                                        $   228,581,869
                                                                 ===============

A summary of the outstanding forward foreign currency contracts held by the Fund at July 31, 2009, is as follows:

SETTLEMENT      CURRENCY         CURRENCY      UNREALIZED
   DATE        TO DELIVER      TO RECEIVE     DEPRECIATION
----------   --------------   -------------   ------------
 11/30/09    MXP 70,836,000   USD 5,246,917     $(26,502)
                                                ========

PERCENTAGES ARE BASED ON NET ASSETS OF $218,195,385.

*    NON-INCOME PRODUCING SECURITY.

**   RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF JULY 31, 2009.

ADR  -- AMERICAN DEPOSITARY RECEIPT

CL   -- CLASS

MXP  -- MEXICAN PESO

USD  -- UNITED STATES DOLLAR

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                  FROST LOW DURATION BOND FUND
                                                    JULY 31, 2009

SECTOR WEIGHTINGS (UNAUDITED)+

                                  (BAR CHART)

Asset-Backed Securities              38.1%
U.S. Government Agency Obligations   22.8%
Municipals Bonds                      6.9%
U.S. Treasury Obligations             6.3%
Health Care                           5.0%
Financials                            4.9%
Consumer Discretionary                4.6%
Energy                                4.1%
Telecommunication Services            2.6%
Information Technology                2.5%
Consumer Staples                      1.2%
Cash Equivalent                       0.6%
Utilites                              0.4%

+    Percentages are based on total investments.

SCHEDULE OF INVESTMENTS

Description                                      Face Amount          Value
-----------                                    ---------------   ---------------
ASSET-BACKED SECURITIES -- 37.8%
AUTOMOTIVE -- 27.9%
   AmeriCredit Automobile
      Receivables Trust, Ser 2006-1,
      Cl C
         5.280%, 11/06/11                      $     1,000,000   $       993,024
   AmeriCredit Automobile
      Receivables Trust,
      Ser 2006-RM, Cl A2
         5.420%, 08/08/11                              127,728           129,983
   AmeriCredit Automobile
      Receivables Trust, Ser 2007-AX,
      Cl A3
         5.190%, 11/06/11                              740,793           738,727
   AmeriCredit Automobile Receivables
      Trust, Ser 2007-DF, Cl A3A
         5.490%, 07/06/12                            2,958,376         2,981,171
   BMW Vehicle Owner Trust,
      Ser 2006-A, Cl B
         5.190%, 06/25/13                            1,000,000           936,016
   Capital One Auto Finance Trust,
      Ser 2005-C, Cl A4A
         4.710%, 06/15/12                              350,038           354,118
   Capital One Auto Finance Trust,
      Ser 2006-A, Cl A4
         0.298%, 12/15/12 (A)                          771,935           757,262
   Capital One Auto Finance Trust,
      Ser 2007-B, Cl A3A
         5.030%, 04/15/12                              997,377         1,007,550
   Capital One Auto Finance Trust,
      Ser 2007-C, Cl A4
         5.230%, 07/15/14                            1,000,000           862,014
   Capital One Prime Auto Receivables
      Trust, Ser 2006-2, Cl B
         5.050%, 06/15/13                            2,200,000         2,063,932

Description                                      Face Amount          Value
-----------                                    ---------------   ---------------
   Capital One Prime Auto Receivables
      Trust, Ser 2007-1, Cl B1
         5.760%, 12/15/13                      $     2,800,000   $     2,439,321
   Carmax Auto Owner Trust,
      Ser 2007-1, Cl A3
         5.240%, 07/15/11                              702,461           712,540
   CPS Auto Trust, Ser 2005-A, Cl A2
         4.780%, 10/15/11 (B)                          798,029           781,818
   Drive Auto Receivables Trust,
      Ser 2006-2, Cl A3
         5.330%, 04/15/14 (B)                          381,624           377,936
   Fifth Third Auto Trust, Ser 2008-1,
      Cl A4A
         4.810%, 01/15/13                            2,500,000         2,496,426
   Harley-Davidson Motorcycle Trust,
      Ser 2008-1, Cl A4
         4.900%, 12/15/13                            1,000,000         1,013,636
   Household Automotive Trust,
      Ser 2006-2, Cl A4
         5.670%, 06/17/13                              500,000           518,385
   Household Automotive Trust,
      Ser 2007-1, Cl A3
         5.300%, 11/17/11                            2,497,998         2,543,485
   Santander Drive Auto Receivables
      Trust, Ser 2007-1, Cl A4
         0.338%, 08/17/09 (A)                          820,165           755,753
   Triad Auto Receivables Owner Trust,
      Ser 2005-A, Cl A4
         4.220%, 06/12/12                              449,915           450,479
   Triad Auto Receivables Owner Trust,
      Ser 2006-C, Cl A4
         5.310%, 05/13/13                            5,012,000         4,934,593
   Triad Auto Receivables Owner Trust,
      Ser 2007-B, Cl A2B
         1.296%, 08/12/09 (A)                          862,602           853,556
   UPFC Auto Receivables Trust,
      Ser 2007-A, Cl A3
         5.530%, 07/15/13                              815,650           836,638
   USAA Auto Owner Trust,
      Ser 2006-2, Cl B
         5.620%, 01/15/13                            1,295,000         1,083,893
   Wachovia Auto Loan Owner Trust
      2006-1, Ser 2007-1, Cl C
         5.450%, 10/22/12                            1,650,000         1,381,379
   Wachovia Auto Loan Owner Trust,
      Ser 2008-1, Cl A3
         4.270%, 04/20/12                            2,000,000         2,042,895
   World Omni Auto Receivables Trust,
      Ser 2007-B, Cl A4
         5.390%, 05/15/13                            1,000,000         1,033,795
                                                                 ---------------
                                                                      35,080,325
                                                                 ---------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                  FROST LOW DURATION BOND FUND
                                                    JULY 31, 2009

Description                                      Face Amount          Value
-----------                                    ---------------   ---------------
CREDIT CARDS -- 8.4%
   Bank of America Credit Card Trust,
      Ser 2007-A8, Cl A8
         5.590%, 11/17/14                      $     2,000,000   $     2,095,355
   Capital One Multi-Asset Execution
      Trust, Ser 2004-B6, Cl B6
         4.150%, 07/16/12                            1,500,000         1,509,158
   Chase Issuance Trust, Ser 2008-A4,
      Cl A4
         4.650%, 03/15/15                            2,500,000         2,596,547
   Citibank Credit Card Issuance Trust,
      Ser 2005-A7, Cl A7
         4.750%, 10/22/12                              875,000           905,126
   Citibank, Ser 2004-B2, Cl B2
         0.624%, 10/07/13 (A)                          750,000           696,536
   GE Capital Credit Card Master Note
      Trust, Ser 2007-A, Cl A
         0.328%, 03/15/15 (A)                        2,000,000         1,790,831
   MBNA Credit Card Master Note
      Trust, Ser 2002-C1, Cl C1
         6.800%, 07/15/14                            1,000,000           963,500
                                                                 ---------------
                                                                      10,557,053
                                                                 ---------------
OTHER ASSET-BACKED SECURITIES -- 1.5%
   Ford Credit Floorplan Master Owner
      Trust, Ser 2006-4, Cl A
         0.538%, 08/17/09 (A)                        1,000,000           903,216
   John Deere Owner Trust,
      Ser 2008-A, Cl A4
         4.890%, 03/16/15                            1,000,000           987,189
                                                                 ---------------
                                                                       1,890,405
                                                                 ---------------
   Total Asset-Backed Securities
      (Cost $46,636,089)                                              47,527,783
                                                                 ---------------
CORPORATE OBLIGATIONS -- 25.1%
CONSUMER DISCRETIONARY -- 4.5%
   AutoZone
         6.950%, 06/15/16                            3,000,000         3,152,067
   Home Depot
        4.625%, 08/15/10                             2,475,000         2,552,482
                                                                 ---------------
                                                                       5,704,549
                                                                 ---------------
CONSUMER STAPLES -- 1.2%
   CVS Caremark
         4.875%, 09/15/14                            1,430,000         1,477,989
                                                                 ---------------
ENERGY -- 4.1%
   Credit Suisse MTN
         5.000%, 05/15/13                            2,000,000         2,095,570
   Metropolitan Life Global Funding I (B)
         5.125%, 06/10/14                            3,000,000         3,013,359
                                                                 ---------------
                                                                       5,108,929
                                                                 ---------------

Description                                      Face Amount          Value
-----------                                    ---------------   ---------------
FINANCIALS -- 4.8%
   Fifth Third Bancorp
         6.250%, 05/01/13                      $     3,000,000   $     3,002,496
   Merrill Lynch, MTN (A)
         1.227%, 11/02/09                            2,700,000         2,557,510
   Wachovia
         5.300%, 10/15/11                              498,000           523,468
                                                                 ---------------
                                                                       6,083,474
                                                                 ---------------
HEALTH CARE -- 5.0%
   McKesson
         5.250%, 03/01/13                            3,000,000         3,117,942
   Wyeth
         5.500%, 02/15/16                            3,000,000         3,181,569
                                                                 ---------------
                                                                       6,299,511
                                                                 ---------------
INFORMATION TECHNOLOGY -- 2.5%
   Fiserv
         6.125%, 11/20/12                            3,000,000         3,200,688
                                                                 ---------------
TELECOMMUNICATION SERVICES -- 2.6%
   AT&T
         5.875%, 02/01/12                            3,000,000         3,227,931
                                                                 ---------------
UTILITIES -- 0.4%
   AEP Texas Central Transition
      Funding, Ser A-1
         4.980%, 01/01/10                              505,763           514,292
                                                                 ---------------
   Total Corporate Obligations
      (Cost $30,168,676)                                              31,617,363
                                                                 ---------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 22.6%
   FAMC
         3.875%, 08/19/11                            4,250,000         4,472,054
   FFCB
         4.820%, 10/12/12                            5,500,000         5,969,915
         4.400%, 01/03/13                            1,935,000         2,074,382
   FHLB
         6.700%, 07/22/14                              500,000           588,157
   FHLMC
         5.500%, 08/20/12                            1,900,000         2,103,815
         4.125%, 10/18/10                            6,000,000         6,242,916
   FNMA
         5.000%, 10/15/11                            1,000,000         1,080,586
   Tennessee Valley Authority
         5.625%, 01/18/11                            5,500,000         5,877,619
                                                                 ---------------
   Total U.S. Government Agency
      Obligations (Cost $26,619,403)                                  28,409,444
                                                                 ---------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                  FROST LOW DURATION BOND FUND
                                                    JULY 31, 2009

                                                     Face
Description                                     Amount/Shares        Value
-----------                                    ---------------   ---------------
MUNICIPAL BONDS -- 6.9%
   Baltimore, Public Improvements
      Authority, Ser B, GO,
      National-RE FGIC
         7.500%, 10/15/10                      $       900,000   $       955,890
   City of El Paso Texas, GO
         3.610%, 08/15/14                              500,000           502,260
   Georgia Municipal Gas Authority,
      Ser F, RB
         3.071%, 08/01/11                            1,000,000         1,008,680
   New York State, Environmental
      Facilities, Ser A, RB
         5.850%, 03/15/11                            1,000,000         1,039,330
   Oklahoma County Finance
      Authority, RB
         5.350%, 09/01/15                              750,000           749,580
   South Texas, Detention Complex
      Local Development Authority,
      RB, National-RE
         4.340%, 02/01/11                            1,865,000         1,787,919
   Texas State, Veterans Housing
      Assistance Project, Ser A-1, GO
      Callable 12/01/09 @ 100
         7.000%, 12/01/10                              555,000           557,753
   Will County Community Unit School
      District No. 365 Valley View,
      Ser B, GO
         4.750%, 11/01/15                            2,000,000         2,064,240
                                                                 ---------------
   Total Municipal Bonds
      (Cost $8,626,088)                                                8,665,652
                                                                 ---------------
U.S. TREASURY OBLIGATIONS -- 6.3%
   U.S. Treasury Inflationary Protection
      Security
         1.250%, 04/15/14                            1,000,000         1,013,342
   U.S. Treasury Note
         2.750%, 02/15/19                            2,000,000         1,878,900
         1.000%, 07/31/11                            5,000,000         4,987,500
                                                                 ---------------
   Total U.S. Treasury Obligations
      (Cost $7,972,033)                                                7,879,742
                                                                 ---------------
CASH EQUIVALENT -- 0.6%
   AIM STIT-Government & Agency
      Portfolio, 0.050%*                               720,466           720,466
                                                                 ---------------
   Total Cash Equivalent
      (Cost $720,466)                                                    720,466
                                                                 ---------------
   Total Investments -- 99.3%
      (Cost $120,742,755)                                        $   124,820,450
                                                                 ===============

PERCENTAGES ARE BASED ON NET ASSETS OF $125,703,851.

*    RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF JULY 31, 2009.

(A) VARIABLE RATE SECURITY - THE RATE REPORTED IS THE RATE IN EFFECT AS OF JULY 31, 2009.

(B) SECURITIES SOLD WITHIN TERMS OF A PRIVATE PLACEMENT MEMORANDUM, EXEMPT FROM REGISTRATION UNDER SECTION 144A OF THE SECURITIES ACT OF 1933, AS AMENDED, AND MAY BE SOLD ONLY TO DEALERS IN THAT PROGRAM OR OTHER "ACCREDITED INVESTORS." THESE SECURITIES HAVE BEEN DETERMINED TO BE LIQUID UNDER GUIDELINES ESTABLISHED BY THE BOARD OF TRUSTEES.

CL -- CLASS
FAMC -- FEDERAL AGRICULTURAL MORTGAGE CORPORATION
FFCB -- FEDERAL FARM CREDIT BANK
FGIC -- FEDERAL GUARANTY INSURANCE COMPANY
FHLB -- FEDERAL HOME LOAN BANK
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
GO -- GENERAL OBLIGATION
MTN -- MEDIUM TERM NOTE
RB -- REVENUE BOND
SER -- SERIES

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                  FROST TOTAL RETURN BOND FUND
                                                    JULY 31, 2009

SECTOR WEIGHTINGS (UNAUDITED)+

                                  (BAR CHART)

Asset-Backed Securities            35.8%
Mortgage-Backed Securities         28.6%
Financials                         12.7%
Consumer Discretionary              4.9%
Cash Equivalent                     4.9%
Energy                              2.9%
Consumer Staples                    2.0%
Industrials                         1.8%
Municipal Bonds                     1.8%
Information Technology              1.5%
Materials                           1.5%
U.S Government Agency Obligation    0.9%
Telecommunication Services          0.7%

+    Percentages are based on total investments.

SCHEDULE OF INVESTMENTS

Description                                      Face Amount          Value
-----------                                    ---------------   ---------------
ASSET-BACKED SECURITIES -- 36.3%
AUTOMOTIVE -- 29.4%
   AmeriCredit Automobile Receivables
      Trust, Ser 2006-1, Cl D
         5.490%, 04/06/12                      $       150,000   $       140,171
   AmeriCredit Automobile Receivables
      Trust, Ser 2006-1, Cl C
         5.280%, 11/06/11                            1,000,000           993,023
   AmeriCredit Automobile Receivables
      Trust, Ser 2006-BG, Cl A4
         5.210%, 09/06/13                            4,445,140         4,264,305
   AmeriCredit Automobile Receivables
      Trust, Ser 2006-RM, Cl A3
         5.530%, 01/06/14                            3,000,000         2,859,924
   AmeriCredit Automobile Receivables
      Trust, Ser 2007-AX, Cl A3
         5.190%, 11/06/11                              185,198           184,682
   AmeriCredit Automobile Receivables
      Trust, Ser 2007-CM, Cl A4A
         5.550%, 04/07/14                            4,500,000         4,113,391
   AmeriCredit Automobile Receivables
      Trust, Ser 2007-DF, Cl A4A
         5.560%, 06/06/14                              125,000           112,971
   AmeriCredit Automobile Receivables
      Trust, Ser 2008-AF, Cl A4
         6.960%, 10/14/14                            2,000,000         1,838,648
   AmeriCredit Prime Automobile
      Receivable, Ser 2007-2M, Cl A4A
         5.350%, 03/08/16                              543,000           477,658
   BMW Vehicle Owner Trust,
      Ser 2006-A, Cl B
         5.190%, 06/25/13                            9,248,000         8,656,274
   Capital Auto Receivables Asset Trust,
      Ser 2007-SN1, Cl D
         6.050%, 01/17/12                            1,950,000         1,490,408

Description                                      Face Amount          Value
-----------                                    ---------------   ---------------
   Capital One Auto Finance Trust,
      Ser 2006-A, Cl A4
         0.298%, 12/15/12 (A)                  $     1,350,886   $     1,325,208
   Capital One Auto Finance Trust,
      Ser 2007-C, Cl A4
         5.230%, 07/15/14                            2,000,000         1,724,028
   Capital One Prime Auto Receivables
      Trust, Ser 2006-1, Cl B
         5.130%, 01/15/13                            1,185,000         1,166,693
   Capital One Prime Auto Receivables
      Trust, Ser 2007-2, Cl B
         5.680%, 06/15/14                            1,128,000           959,431
   Capital One Prime Auto Receivables
      Trust, Ser 2006-2, Cl B
         5.050%, 06/15/13                           18,538,000        17,391,438
   Capital One Prime Auto Receivables
      Trust, Ser 2007-1, Cl B1
         5.760%, 12/15/13                            3,000,000         2,613,558
   Carmax Auto Owner Trust,
      Ser 2007-2, Cl B
         5.370%, 03/15/13                            1,850,000         1,660,461
   Carmax Auto Owner Trust,
      Ser 2008-1, Cl A4A
         4.790%, 02/15/13                            2,050,000         2,084,011
   CPS Auto Trust, Ser 2007-B, Cl A4
         5.600%, 01/15/14 (B)                        1,325,000         1,297,697
   CPS Auto Trust, Ser 2006-A, Cl 1A4
         5.330%, 11/15/12 (B)                        1,441,427         1,401,292
   Drive Auto Receivables Trust,
      Ser 2006-2, Cl A3
         5.330%, 04/15/14 (B)                          763,248           755,873
   Ford Credit Auto Owner Trust,
      Ser 2007-A, Cl A4A
         5.470%, 06/15/12                              427,000           447,170
   Harley-Davidson Motorcycle
      Trust, Ser 2006-3, Cl B
         5.430%, 11/15/14                            2,650,000         2,304,563
   Harley-Davidson Motorcycle Trust,
      Ser 2007-1, Cl C
         5.540%, 04/15/15                            5,595,000         3,683,352
   Harley-Davidson Motorcycle Trust,
      Ser 2007-2, Cl B
         5.230%, 03/15/14                            1,000,000           874,115
   Household Automotive Trust,
      Ser 2007-1, Cl A4
         5.330%, 11/17/13                            3,000,000         3,003,708
   JPMorgan Auto Receivables Trust,
      Ser 2008-A, Cl B
         5.220%, 07/15/15 (B)                        2,686,441         2,709,978
   Merrill Auto Trust Securitization,
      Ser 2007-1, Cl C
         5.960%, 12/15/13                            1,627,502         1,591,486
   Santander Drive Auto Receivables
      Trust, Ser 2007-1, Cl A4
         0.338%, 09/15/14 (A)                          820,165           755,753

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                  FROST TOTAL RETURN BOND FUND
                                                    JULY 31, 2009

Description                                      Face Amount          Value
-----------                                    ---------------   ---------------
   Triad Auto Receivables Owner Trust,
      Ser 2006-C, Cl A4
         5.310%, 05/13/13                         $9,073,000     $     8,932,873
   USAA Auto Owner Trust,
      Ser 2006-2, Cl B
         5.620%, 01/15/13                          1,140,000             954,161
   Wachovia Auto Loan Owner
      Trust 2006-1, Ser 2007-1, Cl C
         5.450%, 10/22/12                          2,100,000           1,758,119
   Wachovia Auto Loan Owner Trust,
      Ser 2006-1, Cl C
         5.220%, 11/20/12 (B)                        187,000             178,595
   Wachovia Auto Owner Trust,
      Ser 2006-A, Cl A4
         5.380%, 03/20/13                          1,562,091           1,608,535
                                                                 ---------------
                                                                      86,313,553
                                                                 ---------------
CREDIT CARDS -- 5.2%
   Bank of America Credit Card
      Trust, Ser 2007-A1, Cl A1
         5.170%, 06/15/19                          5,000,000           4,933,329
   Cabela's Master Credit Card Trust,
      Ser 2008-1A, Cl B1
         5.240%, 12/16/13 (B)                      1,000,000             888,875
   Capital One Multi-Asset Execution
      Trust, Ser 2003-C4, Cl C4
         6.000%, 08/15/13                          2,000,000           1,974,912
   Capital One Multi-Asset Execution
      Trust, Ser 2008-A3, Cl A3
         5.050%, 02/15/16                          1,000,000           1,025,600
   Citibank Credit Card Issuance Trust,
      Ser 2005-A9, Cl A9
         5.100%, 11/20/17                          3,000,000           3,031,565
   Citibank Credit Card Issuance Trust,
      Ser 2007-A6, Cl A6
         0.500%, 07/12/12 (A)                        675,000             669,146
   Citibank Credit Card Issuance Trust,
      Ser 2008-A1, Cl A1
         5.350%, 02/07/20                          1,000,000             998,399
   MBNA Credit Card Master Note Trust,
      Ser 2002-C1, Cl C1
         6.800%, 07/15/14                          1,750,000           1,686,126
                                                                 ---------------
                                                                      15,207,952
                                                                 ---------------
OTHER ASSET-BACKED SECURITIES -- 1.7%
   CIT Equipment Collateral,
      Ser 2006-VT2, Cl D
         5.460%, 04/20/14                            258,997             231,638
   CIT Equipment Collateral,
      Ser 2006-VT2, Cl A4
         5.050%, 04/20/14                          1,407,300           1,414,532
   CIT Equipment Collateral,
      Ser 2006-VT2, Cl C
         5.290%, 04/20/14                            198,247             184,187

Description                                      Face Amount          Value
-----------                                    ---------------   ---------------
   Ford Credit Floorplan Master Owner
      Trust, Ser 2006-4, Cl B
         0.838%, 06/15/13 (A)                  $      820,000    $       539,006
   Ford Credit Floorplan Master Owner
      Trust, Ser 2006-4, Cl A
         0.538%, 06/15/13 (A)                       1,000,000            903,216
   Sierra Receivables Funding,
         Ser 2009-1A, Cl A1
         9.790%, 12/22/25 (B)                       1,741,608          1,741,534
                                                                 ---------------
                                                                       5,014,113
                                                                 ---------------
   Total Asset-Backed Securities
      (Cost $99,630,388)                                             106,535,618
                                                                 ---------------
MORTGAGE-BACKED SECURITIES -- 28.9%
AGENCY MORTGAGE-BACKED OBLIGATION -- 22.9%
   FHLMC
         6.000%, 05/01/26 to 11/01/47               8,307,055          8,743,105
         5.500%, 12/01/37                           3,750,887          3,889,258
         5.000%, 04/01/21 to 04/01/24              11,827,127         12,329,119
   FHLMC REMIC, Ser R011, Cl AB
         5.500%, 12/15/20                           1,804,093          1,871,908
   FNMA
         5.500%, 07/01/36 to 12/01/47               7,760,962          8,021,560
         5.000%, 04/01/19 to 05/01/35              17,225,468         17,998,140
         4.500%, 02/01/39                           9,853,161          9,923,683
   GNMA REMIC, Ser 2008-68, Cl DA
         5.500%, 01/20/29                           2,249,667          2,353,250
   GNMA REMIC, Ser 2008-68, Cl DC
         5.000%, 01/20/29                           2,169,321          2,254,159
                                                                 ---------------
                                                                      67,384,182
                                                                 ---------------
NON-AGENCY MORTGAGE-BACKED OBLIGATION --
   6.0%
   Banc of America Commercial
      Mortgage, Ser 2006-6, Cl A3
         5.369%, 10/10/45 (C)                       2,500,000          2,015,618
   Banc of America Commercial
      Mortgage, Ser 2008-1, Cl AJ
         6.209%, 02/10/51 (A) (C)                   1,000,000            696,536
   Banc of America Commercial
      Mortgage, Ser 2008-1, Cl B
         6.209%, 02/10/51 (A) (B) (C)                 500,000            162,237
   Bear Stearns Commercial Mortgage
      Securities, Ser 2005-PW10, Cl AJ
         5.463%, 12/11/40 (A) (C)                   1,000,000            727,749
   Bear Stearns Commercial Mortgage
      Securities, Ser 2006-PW14, Cl A3
         5.209%, 12/11/38 (C)                       2,000,000          1,590,465
   Bear Stearns Commercial Mortgage
      Securities, Ser 2007-PW17, Cl A3
         5.941%, 06/11/50 (C)                       1,000,000             64,946
   Carrington Mortgage Loan Trust,
      Ser 2007-FRE1, Cl M8
         2.535%, 02/25/37 (A)                       1,000,000             14,163

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                  FROST TOTAL RETURN BOND FUND
                                                    JULY 31, 2009

Description                                      Face Amount          Value
-----------                                    ---------------   ---------------
   Citigroup Commercial Mortgage
      Trust, Ser 2006-C4, Cl C
         5.725%, 03/15/49 (A) (C)              $     1,000,000   $       200,762
   Credit Suisse Mortgage Capital
      Certificates, Ser 2006-C1, Cl A3
         5.551%, 02/15/39 (A) (C)                      800,000           681,879
   Greenwich Capital Commercial
      Funding, Ser 2007-GC9, Cl J
         5.772%, 03/10/39 (A) (B) (C)                1,000,000           112,535
   GS Mortgage Securities II,
      Ser 2007-GG10, Cl A4
         5.805%, 08/10/45 (A) (C)                    1,000,000           698,234
   JPMorgan Chase Commercial
      Mortgage Securities,
      Ser 2006-CB16, Cl B
         5.672%, 05/12/45 (A) (C)                    1,000,000           216,896
   JPMorgan Chase Commercial
      Mortgage Securities,
      Ser 2007-LD12, Cl J
         6.062%, 02/15/51 (A) (B) (C)                1,000,000           123,123
   LB-UBS Commercial Mortgage Trust,
      Ser 2005-C5, Cl A4
         4.954%, 09/15/30 (C)                        2,000,000         1,433,614
   LB-UBS Commercial Mortgage Trust,
      Ser 2005-C7, Cl C
         5.350%, 11/15/40 (A) (C)                    1,100,000           753,405
   LB-UBS Commercial Mortgage
      Trust, Ser 2007-C6, Cl D
         6.242%, 07/15/40 (A) (C)                      650,000           201,346
   Merrill Lynch Mortgage Trust,
      Ser 2007-C1, Cl B
         5.829%, 06/12/50 (A) (C)                      250,000            54,297
   Morgan Stanley Capital I,
      Ser 2006-HQ9, Cl A3
         5.712%, 07/12/44 (C)                        1,650,000         1,372,605
   Morgan Stanley Capital I,
      Ser 2006-IQ11, Cl A3
         5.735%, 10/15/42 (A) (C)                      510,000           439,454
   Morgan Stanley Capital I,
      Ser 2006-T23, Cl A3
         5.807%, 08/12/41 (A) (C)                    1,600,000         1,355,786
   Morgan Stanley Capital I,
      Ser 2007-HQ12, Cl B
         5.632%, 04/12/49 (A) (C)                    1,250,000           287,326
   Morgan Stanley Capital I,
      Ser 2007-IQ15, Cl AJ
         5.881%, 06/11/49 (A) (C)                    1,000,000           591,718
   Morgan Stanley Capital I,
      Ser 2007-IQ15, Cl B
         5.881%, 06/11/49 (A) (B) (C)                  750,000           166,034

Description                                      Face Amount          Value
-----------                                    ---------------   ---------------
   Morgan Stanley Capital I,
      Ser 2007-T25, Cl B
         5.614%, 11/12/49 (A) (B) (C)          $     1,750,000   $       269,419
   Morgan Stanley Capital I,
      Ser 2007-T27, Cl B
         5.650%, 06/11/42 (A) (B) (C)                  500,000            99,507
   Morgan Stanley Capital I,
      Ser 2008-T29, Cl A4
         6.280%, 01/11/43 (C)                        1,000,000           695,042
   Morgan Stanley Dean Witter
      Capital I, Ser 2003-HQ2, Cl B
         5.040%, 03/12/35 (C)                          200,000           165,010
   Wachovia Bank Commercial
      Mortgage Trust, Ser 2006-C27,
      Cl B
         5.865%, 07/15/45 (A) (C)                    1,000,000           269,218
   Wachovia Bank Commercial
      Mortgage Trust, Ser 2007-C30,
      Cl J
         5.828%, 12/15/43 (A) (B) (C)                1,414,000            41,828
   Wachovia Bank Commercial
      Mortgage Trust, Ser 2007-C31,
      Cl AJ
         5.660%, 04/15/47 (A) (C)                    1,000,000           512,745
   Wachovia Bank Commercial
      Mortgage Trust, Ser 2007-C33,
      Cl AJ
         5.902%, 02/15/51 (A) (C)                    1,000,000           688,424
   Wells Fargo Mortgage Backed
      Securities Trust, Ser 2006-3,
      Cl A3
         5.750%, 03/25/36                            1,004,085           812,656
                                                                 ---------------
                                                                      17,514,577
                                                                 ---------------
   Total Mortgage-Backed Securities
      (Cost $96,480,225)                                              84,898,759
                                                                 ---------------
CORPORATE OBLIGATIONS -- 28.4%
CONSUMER DISCRETIONARY -- 5.0%
   AutoZone
         7.125%, 08/01/18                            2,000,000         2,147,378
   Best Buy
         6.750%, 07/15/13                            3,000,000         3,142,086
   CBS
         8.200%, 05/15/14                            3,000,000         3,185,916
   Mattel
         5.625%, 03/15/13                            3,000,000         3,089,439
   Yum! Brands
         6.250%, 04/15/16                            3,000,000         3,129,720
                                                                 ---------------
                                                                      14,694,539
                                                                 ---------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                  FROST TOTAL RETURN BOND FUND
                                                    JULY 31, 2009

Description                                      Face Amount          Value
-----------                                    ---------------   ---------------
CONSUMER STAPLES -- 2.0%
   Clorox
         5.000%, 03/01/13                      $     3,000,000   $     3,133,827
   Dr Pepper Snapple Group
         6.120%, 05/01/13                            2,500,000         2,681,625
                                                                 ---------------
                                                                       5,815,452
                                                                 ---------------
ENERGY -- 2.9%
   General Electric Capital
         5.250%, 10/19/12                            1,200,000         1,253,000
   Merrill Lynch
         6.050%, 08/15/12                            2,000,000         2,060,176
   Premcor Refining Group
         6.750%, 02/01/11                            2,000,000         2,055,546
   Suncor Energy
         6.100%, 06/01/18                            3,000,000         3,123,996
                                                                 ---------------
                                                                       8,492,718
                                                                 ---------------
FINANCIALS -- 12.9%
   American Express Credit MTN
         7.300%, 08/20/13                            3,000,000         3,202,356
   Capital One Financial MTN
         5.700%, 09/15/11                            5,000,000         5,172,795
   Citigroup
         5.625%, 08/27/12                            5,000,000         4,854,350
   Genworth Global Funding Trust MTN
         5.200%, 10/08/10                            3,500,000         3,412,171
   Goldman Sachs Group (A)
         1.201%, 09/29/14                            5,000,000         4,658,785
   JPMorgan Chase
         6.300%, 04/23/19                            3,000,000         3,259,137
   Keycorp MTN
         6.500%, 05/14/13                            5,000,000         4,965,120
   Lehman Brothers Holdings
      MTN (D)
         5.750%, 05/17/13                            1,000,000           172,500
   Morgan Stanley MTN (A)
         2.550%, 05/14/10                            4,000,000         4,032,000
   SLM MTN (A)
         0.734%, 10/25/11                            5,000,000         3,816,655
   Sovereign Bancorp
         4.800%, 09/01/10                              250,000           244,702
                                                                 ---------------
                                                                      37,790,571
                                                                 ---------------
INDUSTRIALS -- 1.9%
   FedEx
         7.375%, 01/15/14                            2,000,000         2,245,470
   Macy's Retail Holdings
         7.450%, 09/15/11                            1,187,000         1,171,255
   Southwest Airlines
         6.500%, 03/01/12                            2,000,000         2,070,968
                                                                 ---------------
                                                                       5,487,693
                                                                 ---------------

                                                 Face Amount/
Description                                         Shares            Value
-----------                                    ---------------   ---------------
INFORMATION TECHNOLOGY -- 1.5%
   Corning
         6.625%, 05/15/19                      $     4,000,000   $     4,336,368
                                                                 ---------------
MATERIALS -- 1.5%
   Alcoa
         6.500%, 06/01/11                            2,500,000         2,559,770
   United States Steel
         5.650%, 06/01/13                            2,000,000         1,898,840
                                                                 ---------------
                                                                       4,458,610
                                                                 ---------------
TELECOMMUNICATION SERVICES -- 0.7%
   Verizon Communications
         5.500%, 02/15/18                            2,000,000         2,118,382
                                                                 ---------------
   Total Corporate Obligations
      (Cost $78,757,665)                                              83,194,333
                                                                 ---------------
MUNICIPAL BONDS -- 1.8%
   Jefferson County, Ser A, GO
      Callable 09/04/09 @ 100
         7.700%, 05/15/16                            1,420,000         1,424,572
   Richardson, Ser B, GO,
      National-RE Insured FGIC
      Callable 02/15/10 @ 100
         7.700%, 02/15/15                            1,000,000         1,018,850
   Trinity, River Authority,
      Huntsville Regional Water
      Project, RB, AMBAC
      Callable 08/01/10 @ 100
         6.500%, 08/01/15                            2,805,000         2,855,939
                                                                 ---------------
   Total Municipal Bonds
      (Cost $5,255,154)                                                5,299,361
                                                                 ---------------
U.S. GOVERNMENT AGENCY OBLIGATION -- 0.9%
   HUD
         6.980%, 08/01/14                            2,690,000         2,674,506
                                                                 ---------------
   Total U.S. Government Agency
      Obligation (Cost $2,690,000)                                     2,674,506
                                                                 ---------------
CASH EQUIVALENT -- 5.0%
   AIM STIT-Government &
      Agency Portfolio, 0.050%*                     14,578,957        14,578,957
                                                                 ---------------
   Total Cash Equivalent
      (Cost $14,578,957)                                              14,578,957
                                                                 ---------------
   Total Investments -- 101.3%
      (Cost $297,392,389)                                        $   297,181,534
                                                                 ===============

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                  FROST TOTAL RETURN BOND FUND
                                                    JULY 31, 2009

PERCENTAGES ARE BASED ON NET ASSETS OF $293,426,005.

*    RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF JULY 31, 2009.

(A) VARIABLE RATE SECURITY - THE RATE REPORTED IS THE RATE IN EFFECT AS OF JULY 31, 2009.

(B) SECURITIES SOLD WITHIN TERMS OF A PRIVATE PLACEMENT MEMORANDUM, EXEMPT FROM REGISTRATION UNDER SECTION 144A OF THE SECURITIES ACT OF 1933, AS AMENDED, AND MAY BE SOLD ONLY TO DEALERS IN THAT PROGRAM OR OTHER "ACCREDITED INVESTORS." THESE SECURITIES HAVE BEEN DETERMINED TO BE LIQUID UNDER GUIDELINES ESTABLISHED BY THE BOARD OF TRUSTEES.

(C) SECURITY IS FAIR VALUED USING METHODS DETERMINED UNDER GUIDELINES ESTABLISHED BY THE BOARD OF TRUSTEES. THE TOTAL VALUE OF FAIR VALUED SECURITIES AS OF JULY 31, 2009 WAS $16,687,758 AND REPRESENTED 5.7% OF NET ASSETS.

(D)  SECURITY IN DEFAULT.

AMBAC -- AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION
CL -- CLASS
FGIC -- FEDERAL GUARANTY INSURANCE COMPANY
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
GNMA -- GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
GO -- GENERAL OBLIGATION
HUD -- DEPARTMENT OF HOUSING & URBAN DEVELOPMENT
MTN -- MEDIUM TERM NOTE
RB -- REVENUE BOND
REMIC -- REAL ESTATE MORTGAGE INVESTMENT CONDUIT
SER -- SERIES

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                     FROST MUNICIPAL BOND FUND
                                                       JULY 31, 2009

SECTOR WEIGHTINGS (UNAUDITED)+

                                  (BAR CHART)

General Obligations      44.6%
Education                30.6%
Utilites                  5.9%
Water                     4.3%
Cash Equivalent           3.3%
Transportation            2.9%
Health Care               2.8%
Public Facilities         2.3%
Industrial Development    1.7%
General Revenue           0.9%
Board Bank Revenue        0.7%

+    Percentages are based on total investments.

SCHEDULE OF INVESTMENTS

Description                                      Face Amount          Value
-----------                                    ---------------   ---------------
MUNICIPAL BONDS -- 98.5%
ALASKA -- 1.5%
   Alaska State, Municipal Bond Bank
      Authority, Ser A, RB, AMBAC
         4.000%, 02/01/12                      $     1,000,000   $     1,058,580
   Anchorage, Ser D, GO, National-RE
      Callable 06/01/15 @ 100
         5.000%, 06/01/18                            1,000,000         1,088,780
                                                                 ---------------
                                                                       2,147,360
                                                                 ---------------
ARIZONA -- 0.6%
   Pima County, GO, FSA
         4.000%, 07/01/11                              800,000           843,464
                                                                 ---------------
CALIFORNIA -- 2.5%
   California State, GO, National-RE
         4.000%, 09/01/15                            1,000,000         1,044,370
   San Francisco City & County,
      Unified School District, Proposed
      A Election 2003, Ser C, GO,
      National-RE
      Callable 06/15/16 @ 100
         4.000%, 06/15/18                            1,500,000         1,513,395
   State of California, GO
      Callable 04/01/19 @ 100
         6.000%, 04/01/35                            1,000,000         1,036,980
                                                                 ---------------
                                                                       3,594,745
                                                                 ---------------
COLORADO -- 2.6%
   Adams County, School District
      No. 14, GO, FSA
      Callable 12/01/16 @ 100
         5.125%, 12/01/31                            1,000,000         1,031,630
   Denver City & County, Board of
      Water Commission, Ser A, RB, FSA
      Callable 06/01/13 @ 100
         4.750%, 12/01/17                            1,570,000         1,658,564

Description                                      Face Amount          Value
-----------                                    ---------------   ---------------
   Highlands Ranch, Metropolitan
      District No. 2, GO, National-RE
      FGIC
      Callable 06/15/15 @ 100
         4.100%, 06/15/18                      $     1,000,000   $     1,033,120
                                                                 ---------------
                                                                       3,723,314
                                                                 ---------------
CONNECTICUT -- 0.9%
   University of Connecticut, Ser A,
      GO (A)
      Pre-Refunded @ 101
         4.500%, 04/01/15                            1,200,000         1,288,020
                                                                 ---------------
DELAWARE -- 0.8%
   Delaware State, Ser C, GO
      Callable 07/01/11 @ 100
         4.250%, 07/01/16                            1,050,000         1,087,538
                                                                 ---------------
DISTRICT OF COLUMBIA -- 1.1%
   District of Columbia, Ser A, GO,
      FGIC
      Callable 06/01/17 @ 100
         4.750%, 06/01/31                            1,750,000         1,627,693
                                                                 ---------------
FLORIDA -- 0.7%
   Florida State, Hurricane Catastrophe
      Fund, Ser A, RB
         5.000%, 07/01/12                            1,000,000         1,050,950
                                                                 ---------------
GEORGIA -- 1.6%
   De Kalb County, Special
      Transportation, Parks &
      Greenspace Project, GO
      Callable 12/01/15 @ 100
         5.000%, 12/01/18                            1,000,000         1,122,310
   Georgia State, Ser D, GO
      Callable 12/01/13 @ 100
         4.000%, 12/01/14                            1,000,000         1,095,870
                                                                 ---------------
                                                                       2,218,180
                                                                 ---------------
ILLINOIS -- 0.8%
   Illinois State, GO
         5.000%, 01/01/12                            1,000,000         1,079,410
                                                                 ---------------
INDIANA -- 0.8%
   Fairfield, School Building, RB,
      National-RE FGIC
      Callable 01/15/14 @ 100
         5.000%, 07/15/17                            1,115,000         1,201,346
                                                                 ---------------
IOWA -- 1.8%
   Cedar Rapids, Ser A, GO
      Callable 06/01/15 @ 100
         4.000%, 06/01/19                            1,200,000         1,246,056
   Scott County, Public Safety
      Authority, Unlimited Tax Lease
      Project, RB, National-RE
         4.000%, 06/01/12                            1,200,000         1,291,908
                                                                 ---------------
                                                                       2,537,964
                                                                 ---------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                     FROST MUNICIPAL BOND FUND
                                                       JULY 31, 2009

Description                                      Face Amount          Value
-----------                                    ---------------   ---------------
KENTUCKY -- 1.4%
   Louisville & Jefferson County,
      Metropolitan Sewer District,
      Ser A, RB, National-RE FGIC (A)
      Pre-Refunded @ 100
         5.000%, 05/15/10                      $     1,000,000   $     1,008,310
   Louisville, Waterworks Board,
      RB, FSA
      Callable 11/15/10 @ 100
         5.000%, 11/15/13                            1,000,000         1,048,290
                                                                 ---------------
                                                                       2,056,600
                                                                 ---------------
LOUISIANA -- 1.5%
   Louisiana State, Ser A, GO,
      National-RE FGIC
      Callable 05/15/11 @ 100
         4.625%, 05/15/13                            1,000,000         1,042,560
   St. Tammany, Parishwide School
      District No. 12, GO, National-RE
      Callable 03/01/15 @ 100
         4.000%, 03/01/16                            1,000,000         1,060,970
                                                                 ---------------
                                                                       2,103,530
                                                                 ---------------
MARYLAND -- 2.3%
   Annapolis, Public Improvement
      Project, GO
         4.250%, 04/01/12                            1,100,000         1,191,630
   Anne Arundel County, Water &
      Sewer Authority, Consolidated
      Water & Sewer Project, GO
      Callable 04/01/18 @ 100
         4.700%, 04/01/36                            1,000,000         1,002,760
   State of Maryland, Ser A, GO
      Callable 03/01/17 @ 100
         4.000%, 03/01/23                            1,000,000         1,034,330
                                                                 ---------------
                                                                       3,228,720
                                                                 ---------------
MASSACHUSETTS -- 1.6%
   Boston, Ser A, GO, National-RE
      Callable 02/01/13 @ 100
         5.000%, 02/01/16                            1,000,000         1,081,290
   Massachusetts State, Ser A,
      GO (A)
      Pre-Refunded @ 100
         5.000%, 08/01/16                            1,000,000         1,135,660
                                                                 ---------------
                                                                       2,216,950
                                                                 ---------------
MICHIGAN -- 1.5%
   Howell, Public Schools, School
      Building & Site Project, GO
      Callable 11/01/13 @ 100
         5.000%, 05/01/17                            1,000,000         1,065,870
   Waterford, School District, GO,
      National-RE
         4.000%, 05/01/12                            1,000,000         1,075,490
                                                                 ---------------
                                                                       2,141,360
                                                                 ---------------

Description                                      Face Amount          Value
-----------                                    ---------------   ---------------
MISSISSIPPI -- 0.9%
   Rankin County, Development Bank,
      Public Improvement Project, RB,
      AMBAC
         3.500%, 07/01/14                      $     1,150,000   $     1,229,097
                                                                 ---------------
NEVADA -- 2.4%
   Clark County, School District,
      Ser A, GO, FSA
      Callable 06/15/14 @ 100
         4.000%, 06/15/17                            1,000,000         1,018,100
   Las Vegas, Sewer Authority, Ser A,
     GO, National-RE FGIC
         4.000%, 04/01/12                            1,310,000         1,406,285
   Nevada State, Natural Resources
      Project, Ser B, GO
      Callable 03/01/12 @ 100
         5.000%, 03/01/14                              900,000           954,540
                                                                 ---------------
                                                                       3,378,925
                                                                 ---------------
NEW JERSEY -- 0.4%
   Atlantic County, GO
         3.375%, 01/15/15                              565,000           600,075
                                                                 ---------------
NEW MEXICO -- 0.2%
   Bernalillo County, Ser A, GO
     Callable 08/01/17 @ 100
         4.000%, 08/01/19                              300,000           318,105
                                                                 ---------------
NEW YORK -- 4.0%
   New York City, Ser G, GO
         5.000%, 08/01/13                            1,000,000         1,107,170
   New York City, Ser P, GO,
      National-RE
      Callable 08/01/15 @ 100
         5.000%, 08/01/18                            1,000,000         1,070,920
   New York State, Dormitory
      Authority, Education Project,
      Ser D, RB
         4.000%, 03/15/16                            1,000,000         1,072,570
   New York State, Thruway Authority,
      Ser H, RB, National-RE
         4.000%, 01/01/18                            1,000,000         1,025,110
   Suffolk County, Public Improvement
      Project, Ser B, GO, National-RE
      Callable 11/01/15 @ 100
         4.375%, 11/01/18                            1,400,000         1,488,228
                                                                 ---------------
                                                                       5,763,998
                                                                 ---------------
NORTH CAROLINA -- 0.8%
   Mecklenburg County, Public
      Improvement Project, Ser A, GO (A)
      Pre-Refunded @ 100
         4.000%, 02/01/14                            1,000,000         1,096,830
                                                                 ---------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                     FROST MUNICIPAL BOND FUND
                                                       JULY 31, 2009

Description                                      Face Amount          Value
-----------                                    ---------------   ---------------
OHIO -- 1.6%
   Ohio State, Common Schools
      Project, Ser A, GO
         5.000%, 09/15/12                      $     2,000,000   $     2,226,180
                                                                 ---------------
OKLAHOMA -- 2.2%
   Central Oklahoma, Transportation
      & Parking Authority, Parking
      System Project, RB, AMBAC
      Callable 07/01/13 @ 100
         5.000%, 07/01/16                            1,035,000         1,110,327
   Oklahoma City, Water Utilities Trust,
      Ser B, RB
      Callable 09/04/09 @ 100
         4.400%, 07/01/10                            1,000,000         1,001,600
   Tulsa County, Independent School
      District No. 9, Combined Purpose
      Project, GO
         4.000%, 04/01/11                            1,000,000         1,049,800
                                                                 ---------------
                                                                       3,161,727
                                                                 ---------------
OREGON -- 0.7%
   Oregon State, Board of Higher
      Education Project, Ser B, GO
      Callable 08/01/17 @ 100
         4.500%, 08/01/32                            1,000,000           969,330
                                                                 ---------------
TENNESSEE -- 2.8%
   Montgomery County, GO,
      National-RE FGIC
      Callable 05/01/14 @ 102
         4.750%, 05/01/16                            2,000,000         2,198,480
   Shelby County, Public Improvement
      & Schools Project, Ser A, GO, FSA
         5.000%, 03/01/11                            1,675,000         1,782,234
                                                                 ---------------
                                                                       3,980,714
                                                                 ---------------
TEXAS -- 48.2%
   Alvin, Community College District,
      GO, National-RE
      Callable 02/15/15 @ 100
         4.000%, 02/15/16                              575,000           607,085
   Austin Independent School District,
      GO
      Callable 08/01/19 @ 100
         4.125%, 08/01/21                            1,000,000         1,015,980
   Austin, Public Improvement Project,
      GO, National-RE FGIC
      Callable 09/01/13 @ 100
         4.250%, 09/01/17                            1,000,000         1,049,910
   Austin, Public Improvement Project,
      Ser 2005, GO, National-RE
      Callable 03/01/15 @ 100
         5.000%, 09/01/16                              500,000           563,250
   Austin, Water & Wastewater
      Authority, Ser A, RB, AMBAC
         5.000%, 11/15/19                            1,000,000         1,126,660

Description                                      Face Amount          Value
-----------                                    ---------------   ---------------
   Bastrop Independent School District,
      GO, Assured Guaranty
      Callable 02/15/19 @ 100
         5.000%, 02/15/34                      $     1,000,000   $       984,700
   Bastrop, Independent School District,
      GO, PSF
      Callable 02/15/17 @ 100
         5.250%, 02/15/32                              500,000           517,580
   Beaumont, Independent School
      District, School Building Project,
      GO, PSF
      Callable 02/15/17 @ 100
         5.000%, 02/15/33                              500,000           505,935
   Carrollton, Farmers Branch
      Independent School District, GO,
      PSF
      Callable 02/15/14 @ 100
         5.000%, 02/15/17                            1,000,000         1,095,170
    City of Arlington
      Callable 02/15/19 @ 100
         5.000%, 08/15/28                              250,000           247,275
    City of College Station, GO
      Callable 02/15/19 @ 100
         4.500%, 02/15/27                            1,890,000         1,895,783
    City of Kyle, GO
         3.500%, 02/15/16                              625,000           631,913
   College Station, GO
      Callable 02/15/18 @ 100
         4.000%, 02/15/19                            1,000,000         1,045,590
   Cypress-Fairbanks, Independent
      School District, GO, PSF (B)
      Callable 08/15/10 @ 100
         5.000%, 02/15/19                              750,000           779,415
    Dallas County, GO
         5.000%, 08/15/12                            1,000,000         1,111,390
   Dallas, Area Rapid Transit, Ser
      Senior Lien, RB, National-RE
      FGIC
      Callable 12/01/12 @ 100
         5.000%, 12/01/14                            1,000,000         1,091,890
   Dallas, GO
      Callable 02/15/18 @ 200
         5.000%, 02/15/25                            1,000,000         1,059,780
         4.500%, 02/15/16                            1,000,000         1,064,340
   Denton Independent School District,
      GO
      Callable 08/15/19 @ 100
         5.000%, 08/15/27                            1,000,000         1,028,590
   Denton, GO, AMBAC
         4.500%, 02/15/13                              805,000           883,310
   El Paso, GO
      Callable 08/15/19 @ 100
         5.500%, 08/15/34                            1,000,000         1,023,190
   El Paso, Water & Sewer Authority,
      RB, National-RE
         5.000%, 03/01/11                            1,000,000         1,060,130

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                     FROST MUNICIPAL BOND FUND
                                                       JULY 31, 2009

Description                                      Face Amount          Value
-----------                                    ---------------   ---------------
   Elkhart Independent School District,
     GO, Assured Guaranty
     Callable 08/15/19 @ 100
         4.625%, 08/15/30                      $       665,000   $       661,894
   Forney, Independent School District,
      GO, PSF
      Callable 08/15/17 @ 100
         5.000%, 08/15/38                            1,000,000         1,004,580
   Fort Bend County Municipal Utility
      District No. 25, GO, Assured
      Guaranty
      Callable 10/01/16 @ 100
         5.600%, 10/01/36                            1,000,000           980,770
   Fort Bend, GO, National-RE
      Callable 03/01/17 @ 100
         4.750%, 03/01/31                              500,000           493,340
   Fort Worth, Water & Sewer
      Authority, RB
      Callable 02/15/10 @ 100
         5.000%, 02/15/11                            1,000,000         1,019,070
   Frisco, Independent School District,
      School Building Project, Ser A,
      GO, PSF
      Callable 08/15/17 @ 100
         5.000%, 08/15/27                              500,000           527,360
   Galveston, Criminal Justice
      Authority, Ser A, GO, AMBAC (A)
      Pre-Refunded @ 100
         5.250%, 02/01/16                            1,000,000         1,124,820
   Grand Prairie, Independent School
      District, Ser A, GO, PSF
      Callable 02/15/17 @ 100
         5.000%, 02/15/32                            1,000,000         1,015,650
   Harris County Cultural Education
      Facilities Finance, RB
         4.000%, 06/01/14                              500,000           514,340
   Harris County Cultural Education
      Facilities Finance, RB
      Callable 10/01/19 @ 100
         5.500%, 10/01/39                            1,000,000         1,014,690
   Hidalgo County, GO, AMBAC (A)
      Pre-Refunded @ 100
         5.150%, 08/15/11                            2,070,000         2,151,951
   Hurst, Waterworks and Sewer
      Authority, GO
      Callable 08/15/18 @ 100
         5.000%, 08/15/36                            1,000,000           985,400
   Irving, Hotel Occupancy Project, GO
      Callable 02/15/19 @ 100
         5.000%, 08/15/39                            1,000,000           996,900
   Irving, Independent School District,
      School Building Project, GO, PSF
      Callable 02/15/17 @ 100
         5.000%, 02/15/28                              500,000           522,955

Description                                      Face Amount           Value
-----------                                    ---------------   ---------------
   Jefferson County Health Facilities
      Development, RB, AMBAC FHA 242
      Callable 08/15/11 @ 100
         5.200%, 08/15/21                      $     1,000,000   $     1,014,760
   Klein Independent School District,
      GO
      Callable 08/01/19 @ 100
         5.000%, 08/01/34                              855,000           841,807
   Lower Colorado, River Authority, RB,
      AMBAC
      Callable 05/15/11 @ 100
         5.000%, 05/15/17                            1,000,000         1,033,620
   Lubbock, GO, National-RE
      Callable 02/15/14 @ 100
         5.000%, 02/15/16                            1,000,000         1,092,940
   Lubbock, Waterworks Authority,
      Waterworks System Surplus Project,
      GO, FSA
         5.000%, 02/15/13                            1,000,000         1,112,530
   Mansfield, Waterworks & Sewer
      Authority, GO, National-RE
      Callable 02/15/12 @ 100
         4.300%, 02/15/19                              125,000           127,489
   Mesquite Independent School District
      No. 1, GO
      Callable 08/15/19 @ 100
         4.375%, 08/15/26                              560,000           553,700
   North Texas, Tollway Authority, RB
      Callable 01/01/18 @ 100
         5.750%, 01/01/33                            1,000,000           967,490
   Nueces County, GO, AMBAC
      Callable 02/15/14 @ 100
         5.000%, 02/15/15                            1,000,000         1,109,100
   Pharr/San Juan/Alamo, Independent
      School District Texas, GO, PSF
      Callable 02/01/18 @ 100
         5.000%, 02/01/33                            1,000,000         1,013,110
   Plano, Independent School District,
      GO, PSF
      Callable 08/15/10 @ 100
         4.875%, 02/15/11                            1,000,000         1,037,320
   Plano, Refunding & Improvement
      Project, GO
      Callable 09/01/15 @ 100
         4.100%, 09/01/19                            1,000,000         1,037,540
   Pleasant Grove, Independent School
      District, GO, PSF
      Callable 02/15/17 @ 100
         5.250%, 02/15/32                            1,000,000         1,038,370
   Port Arthur Independent School
      District, GO, Assured Guaranty
      Callable 02/15/19 @ 100
         4.750%, 02/15/39                            1,000,000           918,360

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                     FROST MUNICIPAL BOND FUND
                                                       JULY 31, 2009

Description                                      Face Amount          Value
-----------                                    ---------------   ---------------
   Red River, Educational Finance
      Authority, Hockaday School
      Project, RB
      Callable 05/15/15 @ 100
         4.000%, 05/15/16                      $     1,000,000   $     1,039,180
   Rio Grande Valley Health Facilities
      Development, RB, National-RE
      Callable 09/04/09 @ 100
         6.400%, 08/01/18                            1,000,000           989,180
   Round Rock, Independent School
      District, School Building Project, GO
      Callable 08/01/18 @ 100
         5.000%, 08/01/28                            1,000,000         1,031,400
   Royal, Independent School District,
      School Building Project, GO, PSF
      Callable 02/15/17 @ 100
         4.500%, 02/15/28                              400,000           401,772
   San Angelo Independent School
      District, Ser A, GO, Assured
      Guaranty
      Callable 02/15/19 @ 100
         5.250%, 02/15/34                            1,000,000         1,012,700
   San Antonio, Electric & Gas
      Authority, RB
      Callable 02/01/15 @ 100
         5.000%, 02/01/18                            1,000,000         1,090,470
   San Antonio, Hotel Occupancy
      Project, Sub-Ser, RB, FSA
      Callable 08/15/13 @ 100
         4.500%, 08/15/24                            1,000,000         1,002,910
   San Antonio, Water Systems
      Authority, RB
      Callable 11/15/18 @ 100
         5.375%, 05/15/39                              500,000           512,995
   San Benito, Consolidated Independent
      School District, GO, PSF
      Callable 02/15/18 @ 100
         5.000%, 02/15/33                            1,000,000         1,013,150
   San Marcos, Tax & Toll Authority,
      GO, FSA
      Callable 08/15/17 @ 100
         5.125%, 08/15/28                              500,000           526,705
   Spring Branch, Independent School
      District, GO, PSF
      Callable 02/01/17 @ 100
         5.250%, 02/01/38                            1,000,000         1,026,130
   Spring, Independent School District,
      GO, PSF
      Callable 02/15/14 @ 100
         5.000%, 02/15/17                            1,000,000         1,092,940
   Spring, Independent School District,
      Schoolhouse Project, GO, FGIC
      Callable 08/15/14 @ 100
         4.000%, 08/15/15                            1,400,000         1,484,350

Description                                      Face Amount          Value
-----------                                    ---------------   ---------------
   State of Texas, GO
      Callable 08/01/19 @ 100
         4.625%, 08/01/30                      $     1,200,000   $     1,186,488
   Texas A&M University, Ser B, RB
      Callable 07/01/25 @ 100
         5.000%, 07/01/34                            1,000,000         1,023,150
   Tyler, Independent School District,
      GO
      Callable 02/15/18 @ 100
         5.000%, 02/15/27                              500,000           516,105
   University of North Texas, Financing
      System Project, RB
      Callable 04/15/18 @ 100
         5.000%, 04/15/28                              500,000           514,525
   Waco Health Facilities Development,
      Ser A, RB, National-RE FHA
      Callable 08/01/16 @ 100
         5.000%, 02/01/18                            1,000,000         1,017,690
   Waller, Independent School District,
      School Building Project, GO, PSF
      Callable 02/15/18 @ 100
         5.500%, 02/15/33                            1,000,000         1,058,540
   Webster, Economic Development
      Sales Tax Authority, Refunding &
      Improvement Project, RB, FSA
         4.125%, 09/15/13                            1,075,000         1,186,628
   West Harris County, Regional Water
      Authority, RB, AMBAC
         4.500%, 12/15/13                            1,315,000         1,472,050
   Wylie, GO
      Callable 02/15/18 @ 100
         5.000%, 02/15/28                            1,000,000         1,018,050
   Ysleta, Independent School District,
      School Building Project, GO, PSF
         5.000%, 08/15/14                            1,000,000         1,141,780
                                                                 ---------------
                                                                      68,659,610
                                                                 ---------------
UTAH -- 3.2%
   Jordan, School District, Ser A, GO,
      Callable 12/15/13 @ 100
         4.000%, 06/15/16                            1,000,000         1,062,440
   Salt Lake City, School District, GO,
      Callable 03/01/15 @ 100
         4.000%, 03/01/17                            1,000,000         1,067,890
   Utah State, Building
      Ownership Authority, State
      Facilities Master Lease Program,
      Ser A, RB
      Callable 05/15/14 @ 100
         5.000%, 05/15/18                            1,000,000         1,061,350
   Washington County, School
      District, GO
         4.000%, 03/01/14                            1,225,000         1,342,196
                                                                 ---------------
                                                                       4,533,876
                                                                 ---------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                     FROST MUNICIPAL BOND FUND
                                                       JULY 31, 2009

                                                 Face Amount/
Description                                         Shares            Value
-----------                                    ---------------   ---------------
VERMONT -- 0.7%
   Vermont State, Ser A, GO
      Callable 08/01/12 @ 100
         4.250%, 08/01/16                      $     1,000,000   $     1,051,570
                                                                 ---------------
VIRGINIA -- 1.8%
   Alexandria, Ser B, GO
      4.000%, 06/15/14                               1,000,000         1,106,370
   County of Fairfax Virginia, RB
      Callable 07/15/19 @ 100
         4.000%, 07/15/25                            1,500,000         1,498,215
                                                                 ---------------
                                                                       2,604,585
                                                                 ---------------
WASHINGTON -- 3.1%
   King County, Renton School District
      No. 403, GO, FSA
      Callable 12/01/13 @ 100
         4.125%, 12/01/16                            1,000,000         1,060,250
   King County, Sewer Authority, Ser B,
      RB, National-RE
      Callable 01/01/14 @ 100
         5.000%, 01/01/15                            1,090,000         1,207,785
   Washington State, Ser R-03-A, GO,
      National-RE
      Callable 01/01/12 @ 100
         4.500%, 01/01/13                            1,000,000         1,067,180
   Washington State, Ser R-C, GO,
      National-RE
      Callable 01/01/14 @ 100
         4.500%, 01/01/17                            1,000,000         1,066,550
                                                                 ---------------
                                                                       4,401,765
                                                                 ---------------
WISCONSIN -- 1.5%
   Wisconsin State, Ser 2, GO,
      National-RE
      Callable 05/01/14 @ 100
         5.000%, 05/01/17                            1,000,000         1,088,610
   Wisconsin State, Ser B, GO,
      AMBAC(A)
      Pre-Refunded @ 100
         5.000%, 05/01/16                            1,000,000         1,067,150
                                                                 ---------------
                                                                       2,155,760
                                                                 ---------------
   Total Municipal Bonds
      (Cost $135,036,267)
                                                                     140,279,291
                                                                 ---------------
CASH EQUIVALENT -- 3.3%
   AIM Tax Free Income Fund,
      0.050%*                                        4,796,094         4,796,094
                                                                 ---------------
   Total Cash Equivalent
      (Cost $4,796,094)                                                4,796,094
                                                                 ---------------
   Total Investments -- 101.8%
      (Cost $139,832,361)                                        $   145,075,385
                                                                 ===============

PERCENTAGES ARE BASED ON NET ASSETS OF $142,442,189.

*    RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF JULY 31, 2009.

(A)  PRE-REFUNDED SECURITIES - THE MATURITY DATE SHOWN IS THE PRE-REFUNDED DATE.

(B) FLOATING RATE INSTRUMENT. THE RATE REFLECTED IS THE RATE IN EFFECT ON JULY 31, 2009.

AMBAC -- AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION
FGIC -- FINANCIAL GUARANTY INSURANCE COMPANY
FHA -- FEDERAL HOUSING ADMINISTRATION
FSA -- FINANCIAL SECURITY ASSISTANCE
GO -- GENERAL OBLIGATION
PSF -- PUBLIC SCHOOL FOUNDATION
RB -- REVENUE BOND
SER -- SERIES

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II        FROST LOW DURATION MUNICIPAL BOND FUND
                                          JULY 31, 2009

SECTOR WEIGHTINGS (UNAUDITED)+

                                  (BAR CHART)

General Obligations      33.1%
Education                26.6%
Cash Equivalent          13.7%
Transportation            7.9%
Utilities                 4.2%
General Revenue           3.9%
Healthcare                3.8%
Water                     1.9%
Equipment                 1.8%
Power                     1.7%
Industrial Development    1.4%

+    Percentages are based on total investments.

SCHEDULE OF INVESTMENTS

Description                                         Face Amount        Value
-----------                                        ------------   --------------
MUNICIPAL BONDS -- 85.7%
ALABAMA -- 1.7%
   Jefferson County, Capital
      Improvement & Refunding Project,
      Ser A, GO, National-RE
         5.000%, 04/01/10                          $    955,000   $      921,279
                                                                  --------------
ALASKA -- 1.9%
   Juneau City & Borough, Ser A, GO,
      FSA
         4.000%, 06/01/12                             1,000,000        1,065,950
                                                                  --------------
ARIZONA -- 1.9%
   Maricopa County, School District
      No. 69-Paradise Valley, Ser D, GO,
      FGIC
         7.625%, 07/01/10                             1,000,000        1,061,920
                                                                  --------------
ARKANSAS -- 2.0%
   Arkansas State, GO
      Callable 08/01/12 @ 100
         5.000%, 08/01/13                             1,000,000        1,105,020
                                                                  --------------
DELAWARE -- 1.0%
   Delaware State, Ser A, GO
         4.500%, 08/01/09                               575,000          575,000
                                                                  --------------
FLORIDA -- 0.6%
   Florida State, Hurricane Catastrophe
      Authority, Ser A, RB
         4.000%, 07/01/10                               325,000          332,901
                                                                  --------------
GEORGIA -- 1.4%
   City of Atlanta Georgia, Ser A, RB
         4.000%, 11/01/11                               200,000          205,386
   Georgia State, Ser D, GO
         4.000%, 08/01/12                               500,000          544,525
                                                                  --------------
                                                                         749,911
                                                                  --------------

Description                                         Face Amount        Value
-----------                                        ------------   --------------
HAWAII -- 0.6%
   Honolulu City & County, Water
      Authority, Ser B, RB, National-RE
         4.000%, 07/01/12                          $    305,000   $      329,583
                                                                  --------------
INDIANA -- 0.2%
   Mount Vernon of Posey County,
      RB, AMBAC
         4.000%, 01/15/13                               100,000          108,011
                                                                  --------------
IOWA -- 1.0%
   Des Moines, Ser D, GO
         3.250%, 06/01/13                               500,000          535,270
                                                                  --------------
MARYLAND -- 1.0%
   Frederick County, GO
         3.750%, 06/01/13                               500,000          543,185
                                                                  --------------
MICHIGAN -- 1.9%
   Michigan Municipal Bond Authority,
      RB
         3.000%, 10/01/15                             1,000,000        1,021,450
                                                                  --------------
MISSISSIPPI -- 1.8%
   Mississippi State, Lease Authority,
      Ser B, COP
         3.000%, 10/15/09                             1,000,000        1,004,300
                                                                  --------------
NEW JERSEY -- 1.9%
   Camden County, Improvement
      Authority, Guarantee Loan Capital
      Program, RB
         3.800%, 01/15/15                             1,000,000        1,054,820
                                                                  --------------
NEW MEXICO -- 0.1%
   New Mexico State, Finance Authority,
      Sub Lien Public Project, Ser C,
      RB, National-RE
         4.250%, 06/15/10                                75,000           77,288
                                                                  --------------
NEW YORK -- 2.5%
   New York City, Ser G, GO
         5.000%, 08/01/11                             1,000,000        1,067,310
   New York State, Tollway Authority,
      Ser H, RB, National-RE
         4.000%, 01/01/11                               300,000          309,921
                                                                  --------------
                                                                       1,377,231
                                                                  --------------
OHIO -- 2.2%
   Ohio State, Highway Capital
      Improvements Authority, Ser H, GO
      Callable 05/01/12 @ 102
         5.000%, 05/01/13                             1,000,000        1,111,210
   Ohio State, Major New State
      Infrastructure Project, RB
         5.000%, 06/15/10                               100,000          103,826
                                                                  --------------
                                                                       1,215,036
                                                                  --------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II        FROST LOW DURATION MUNICIPAL BOND FUND
                                          JULY 31, 2009

Description                                         Face Amount        Value
-----------                                        ------------   --------------
OKLAHOMA -- 2.0%
   Tulsa County, Independent School
      District, GO
         3.500%, 06/01/13                          $  1,000,000   $    1,069,390
                                                                  --------------
OREGON -- 0.5%
   Oregon State, Department of
      Administrative Services, Ser B,
      COP, FSA
         4.000%, 11/01/12                               250,000          268,285
                                                                  --------------
PENNSYLVANIA -- 1.8%
   Allegheny County, Port Authority,
      RB, National-RE FGIC
      Callable 03/01/11 @ 101
         5.375%, 03/01/12                               935,000          984,714
                                                                  --------------
PUERTO RICO -- 1.4%
   Government Development Bank for
      Puerto Rico, Ser Senior B, RB
         5.000%, 12/01/14                               750,000          752,377
                                                                  --------------
SOUTH CAROLINA -- 1.0%
   Darlington County, School District,
      GO, FSA
         3.250%, 03/01/10                               500,000          506,200

   South Carolina State, Transportation
      Infrastructure Bank, Ser B, RB,
      AMBAC
         5.250%, 10/01/10                                25,000           25,964
                                                                  --------------
                                                                         532,164
                                                                  --------------
TEXAS -- 46.0%
   Angleton, Independent School
      District, GO, PSF
         3.750%, 02/15/14                               900,000          967,446
   Arlington, GO
         3.500%, 08/15/13                               500,000          533,885
   Austin Independent School District,
      GO
         3.000%, 08/01/11                                50,000           51,954
   Bexar County Hospital District, GO
         3.625%, 02/15/14                               500,000          521,105
         3.250%, 02/15/11                               420,000          431,382
   Brownsville, Independent School
      District, School Building Project,
      GO, PSF
         5.000%, 02/15/11                               150,000          158,838
   Brownsville, Public Improvement &
      Refunding Project, GO, FSA
         4.000%, 02/15/15                               500,000          541,180
   City of Lewisville Texas, RB
         3.000%, 02/15/15                               560,000          567,420
   Cleburne, GO, FSA
         4.000%, 02/15/13                               500,000          534,955

Description                                         Face Amount        Value
-----------                                        ------------   --------------
   College Station, Independent School
      District, School Building Project,
      GO, PSF
         4.250%, 08/15/11                          $    800,000   $      853,232
   Corpus Christi Independent School
      District, Ser A, GO, PSF
         4.000%, 08/15/10                               100,000          103,562
   Cypress-Fairbanks, Independent
      School District, Schoolhouse
      Project, GO, PSF (A)
      Pre-Refunded @ 100
         6.750%, 02/15/14                               300,000          310,050
   Dallas Area Rapid Transit,
      Ser A, RB
         3.500%, 12/01/15                               250,000          264,680
   Eagle Pass, Independent School
      District, School Building Project,
      Ser A, GO, PSF
         3.500%, 08/15/09                               350,000          350,301
   El Paso, Water & Sewer Authority,
      Refunding & Improvement Project,
      RB, AMBAC
         5.000%, 03/01/11                             1,000,000        1,061,430
   Grand Prairie, Refunding &
      Improvement Project, GO, XLCA
         4.125%, 02/15/12                               250,000          266,925
   Greenville, Electric Utilities
      Systems,
      RB
         4.000%, 02/15/14                               420,000          443,856
   Harris County Cultural Education
      Facilities Finance, RB
         4.000%, 06/01/14                               500,000          514,340
         4.000%, 10/01/16                             1,000,000        1,014,270
   Harris County, Cultural Education
      Facilities Finance, Ser D, RB
         4.000%, 11/15/13                             1,000,000        1,044,330
   Houston, Independent School
      District, GO
         3.600%, 07/15/12                               250,000          265,885
   Humble Independent School
      District, GO, PSF
         2.900%, 06/15/15                             1,000,000        1,027,720
   Irving, Independent School District,
      School Building Project, GO, PSF
         5.000%, 02/15/12                               350,000          383,845
   Katy, Independent School District,
      School Building Project, Ser D,
      GO, PSF
         4.250%, 02/15/10                                75,000           76,496
   Katy, Independent School District,
      Ser C, GO, PSF
         3.300%, 02/15/15                               325,000          342,644

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II        FROST LOW DURATION MUNICIPAL BOND FUND
                                          JULY 31, 2009

Description                                         Face Amount        Value
-----------                                        ------------   --------------
   La Joya, Independent School
      District, School Building Project,
      GO, PSF
         3.250%, 02/15/13                          $    560,000   $      594,345
   Laredo, Community College
      District, GO, AMBAC
         4.375%, 08/01/10                               100,000          103,092
   Leander, Independent School
      District, School Building Project,
      GO, PSF
         4.000%, 08/15/11                               250,000          265,383
   Lower Colorado River Authority,
      RB
         3.250%, 05/15/14                               500,000          509,535
   Lubbock, Wastewater Systems
      Authority, GO, FSA
         3.250%, 02/15/12                               265,000          277,201
   Mabank, Independent School
      District, GO, PSF
         3.500%, 08/15/09                               180,000          180,099
   McKinney, GO
         3.500%, 08/15/13                               930,000          993,026
   Mission, Consolidated Independent
      School District, GO, PSF
         3.250%, 02/15/13                             1,010,000        1,071,943
   Montgomery County, GO, FSA
         5.000%, 03/01/10                             1,000,000        1,025,380
   Pharr/San Juan/Alamo, Independent
      School District Texas, GO, PSF
         4.000%, 02/01/14                               500,000          549,270
   Polk County, GO, FSA
         4.000%, 08/15/12                               200,000          214,376
   Port of Port Arthur, Navigation
      District Authority, Ser A, GO
         4.000%, 03/01/13                             1,000,000        1,067,540
   San Angelo Independent School
      District, Ser A, GO, Assured
      Guarantee
         3.000%, 02/15/13                               500,000          517,295
   San Antonio, Electric & Gas
      Authority, Ser A, RB
         5.000%, 02/01/11                               100,000          106,081
   San Antonio, General Improvement
      Project, Ser 2006, GO, National-RE
      FGIC
         5.250%, 08/01/10                                25,000           25,884
   San Antonio, Independent School
      District, GO, PSF
         3.000%, 08/15/09                             1,045,000        1,045,752
   Spring, Independent School District,
      GO, PSF
         5.875%, 08/15/11                                25,000           27,425

                                                    Face Amount
Description                                           /Shares          Value
-----------                                        ------------   --------------
   State of Texas, GO
         3.000%, 08/01/16                          $  1,885,000   $    1,918,383
   Victoria, Independent School
      District, GO, PSF
         4.000%, 02/15/10                               500,000          509,320
   Waco, Independent School District,
      GO, PSF
         4.000%, 08/15/13                               500,000          547,855
   Williamson County Texas, GO
         3.000%, 02/15/15                             1,000,000        1,030,360
                                                                  --------------
                                                                      25,211,276
                                                                  --------------
UTAH -- 1.9%
   Salt Lake City, School District, GO
         3.000%, 03/01/10                             1,000,000        1,014,380
                                                                  --------------
VIRGINIA -- 2.0%
   Alexandria, Ser A, GO
         3.500%, 07/15/13                               500,000          542,560
   City of Norfolk Virginia, Ser A, GO
         2.500%, 11/01/14                               545,000          559,851
                                                                  --------------
                                                                       1,102,411
                                                                  --------------
WASHINGTON -- 1.9%
   Washington State, Motor Vehicle
      Fuel Tax Project, GO, National-RE
         4.500%, 01/01/10                             1,000,000        1,015,850
                                                                  --------------
WISCONSIN -- 3.5%
   Wisconsin State, Ser 2, GO,
      National-RE
         5.000%, 05/01/10                             1,000,000        1,031,850
   Wisconsin State, Transportation
      Authority, Ser 1, RB, AMBAC
         5.500%, 07/01/11                               835,000          904,748
                                                                  --------------
                                                                       1,936,598
                                                                  --------------
   Total Municipal Bonds
      (Cost $45,513,263)                                              46,965,600
                                                                  --------------
CASH EQUIVALENT -- 13.6%
   AIM Tax Free Income Fund,
      0.050%*                                         7,471,880        7,471,880
                                                                  --------------
   Total Cash Equivalent
      (Cost $7,471,880)                                                7,471,880
                                                                  --------------
   Total Investments -- 99.3%
      (Cost $52,985,143)                                          $   54,437,480
                                                                  ==============

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II        FROST LOW DURATION MUNICIPAL BOND FUND
                                          JULY 31, 2009

PERCENTAGES ARE BASED ON NET ASSETS OF $54,848,153.

*    RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF JULY 31, 2009.

(A)  PRE-REFUNDED SECURITIES - THE MATURITY DATE SHOWN IS THE PRE-REFUNDED DATE.

AMBAC -- AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION
COP   -- CERTIFICATE OF PARTICIPATION
FGIC  -- FINANCIAL GUARANTY INSURANCE COMPANY
FSA   -- FINANCIAL SECURITY ASSISTANCE
GO    -- GENERAL OBLIGATION
PSF   -- PUBLIC SCHOOL FOUNDATION
RB    -- REVENUE BOND
SER   -- SERIES
XLCA  -- XL CAPITAL ASSURANCE

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II        FROST KEMPNER TREASURY AND INCOME FUND
                                          JULY 31, 2009

SECTOR WEIGHTINGS (UNAUDITED)+

                                  (BAR CHART)

Treasury Inflationary Protection Securities   71.6%
Cash Equivalent                               24.5%
U.S. Treasury Bond                             2.6%
U.S. Treasury Note                             1.3%

+    Percentages are based on total investments.

SCHEDULE OF INVESTMENTS

Description                                         Face Amount        Value
-----------                                        ------------   --------------
U.S. TREASURY OBLIGATIONS -- 75.4%
   U.S. Treasury Bond
      8.125%, 08/15/19                             $     72,000   $       98,685
      7.500%, 11/15/16                                   72,000           91,862
      7.250%, 05/15/16                                   54,000           67,758
      7.125%, 02/15/23                                   69,000           90,411
      6.250%, 08/15/23                                  105,000          128,363
      6.000%, 02/15/26                                   78,000           94,283
      5.250%, 11/15/28                                   88,000           98,917
   U.S. Treasury Inflationary Protection Securities
      4.250%, 01/15/10                                  565,000          731,188
      3.625%, 04/15/28                                1,708,000        2,715,667
      3.500%, 01/15/11                                1,247,000        1,596,881
      2.625%, 07/15/17                                  769,000          847,045
      2.500%, 07/15/16 to 01/15/29                    3,857,000        4,145,344
      2.375%, 04/15/11 to 01/15/25                    2,771,000        3,142,969
      2.000%, 07/15/14                                  836,000          967,141
      1.875%, 07/15/13                                  829,000          983,069
      1.750%, 01/15/28                                1,408,000        1,336,241
      1.625%, 01/15/15                                  695,000          775,474
      1.375%, 07/15/18                                1,507,000        1,454,839
   U.S. Treasury Note
      5.000%, 08/15/11                                  106,000          114,323
      4.750%, 03/31/11                                   77,000           81,834
      4.500%, 02/15/16                                   77,000           83,834
      4.000%, 02/15/14                                   49,000           52,522
                                                                  --------------
   Total U.S. Treasury Obligations
      (Cost $18,869,683)                                              19,698,650
                                                                  --------------

Description                                           Shares           Value
-----------                                        ------------   --------------
CASH EQUIVALENT -- 24.5%
   BlackRock Liquidity Funds Treasury
      Trust Fund Portfolio, 0.020%*                   6,395,254   $    6,395,254
                                                                  --------------
   Total Cash Equivalent
      (Cost $6,395,254)                                                6,395,254
                                                                  --------------
   Total Investments -- 99.9%
      (Cost $25,264,937)                                          $   26,093,904
                                                                  ==============

PERCENTAGES ARE BASED ON NET ASSETS OF $26,128,042.

*    RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF JULY 31, 2009.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II              FROST LKCM MULTI-CAP EQUITY FUND
                                                JULY 31, 2009

SECTOR WEIGHTINGS (UNAUDITED)+

                                  (BAR CHART)

Health Care                  18.6%
Information Technology       17.5%
Financials                   12.5%
Consumer Discretionary       12.2%
Consumer Staples             11.0%
Energy                       10.7%
Industrials                   6.8%
Telecommunication Services    5.0%
Materials                     3.5%
Utilities                     1.6%
Cash Equivalent               0.6%

+    Percentages are based on total investments.

SCHEDULE OF INVESTMENTS

Description                                           Shares           Value
-----------                                        ------------   --------------
COMMON STOCK -- 99.5%
CONSUMER DISCRETIONARY -- 12.2%
   CBS, Cl B                                             30,000   $      245,700
   Home Depot                                            10,000          259,400
   Jarden*                                                5,000          123,250
   Kohl's*                                                5,000          242,750
   PetSmart                                               7,500          167,775
   Time Warner                                            5,833          155,507
                                                                  --------------
                                                                       1,194,382
                                                                  --------------
CONSUMER STAPLES -- 11.0%
   Avon Products                                          6,000          194,280
   Coca-Cola                                              4,000          199,360
   Colgate-Palmolive                                      3,000          217,320
   CVS Caremark                                           6,500          217,620
   PepsiCo                                                2,000          113,500
   Procter & Gamble                                       2,500          138,775
                                                                  --------------
                                                                       1,080,855
                                                                  --------------
ENERGY -- 10.7%
   Cabot Oil & Gas                                        3,500          122,955
   Devon Energy                                           4,000          232,360
   Exxon Mobil                                            1,200           84,468
   Peabody Energy                                         5,000          165,550
   Schlumberger                                           3,000          160,500
   XTO Energy                                             7,000          281,610
                                                                  --------------
                                                                       1,047,443
                                                                  --------------
FINANCIALS -- 12.5%
   Bank of New York Mellon                               12,500          341,750
   JPMorgan Chase                                         7,500          289,875
   Lazard, Cl A                                           4,000          147,960

Description                                           Shares           Value
-----------                                        ------------   --------------
   US Bancorp                                             7,000   $      142,870
   Wells Fargo                                           12,500          305,750
                                                                  --------------
                                                                       1,228,205
                                                                  --------------
HEALTH CARE -- 18.7%
   Abbott Laboratories                                    6,000          269,940
   Alcon                                                  1,500          191,400
   Charles River Laboratories International*              3,500          115,745
   Dentsply International                                 8,000          266,800
   Gilead Sciences*                                       6,500          318,045
   Haemonetics*                                           5,000          295,050
   Thermo Fisher Scientific*                              8,200          371,296
                                                                  --------------
                                                                       1,828,276
                                                                  --------------
INDUSTRIALS -- 6.8%
   Baldor Electric                                       10,000          257,600
   Burlington Northern Santa Fe                           1,200           94,308
   Danaher                                                3,000          183,720
   General Electric                                      10,000          134,000
                                                                  --------------
                                                                         669,628
                                                                  --------------
INFORMATION TECHNOLOGY -- 17.5%
   Apple*                                                 1,100          179,729
   Brocade Communications Systems*                       22,500          176,850
   Cisco Systems*                                         5,000          110,050
   Citrix Systems*                                        7,500          267,000
   International Business Machines                        2,000          235,860
   Microsoft                                              6,000          141,120
   Nuance Communications*                                17,500          231,000
   Oracle                                                 6,700          148,271
   Research In Motion*                                    3,000          228,000
                                                                  --------------
                                                                       1,717,880
                                                                  --------------
MATERIALS -- 3.5%
   FMC                                                    3,500          170,240
   Monsanto                                               2,000          168,000
                                                                  --------------
                                                                         338,240
                                                                  --------------
TELECOMMUNICATION SERVICES -- 5.0%
   AT&T                                                  14,000          367,220
   MetroPCS Communications*                              10,500          124,425
                                                                  --------------
                                                                         491,645
                                                                  --------------
UTILITIES -- 1.6%
   MDU Resources Group                                    7,900          159,027
                                                                  --------------
   Total Common Stock
      (Cost $8,909,985)                                                9,755,581
                                                                  --------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II              FROST LKCM MULTI-CAP EQUITY FUND
                                                JULY 31, 2009

Description                                           Shares           Value
-----------                                        ------------   --------------
CASH EQUIVALENT -- 0.6%
   AIM STIT-Government & Agency
      Portfolio, 0.050%**                                56,880   $       56,880
                                                                  --------------
   Total Cash Equivalent
      (Cost $56,880)                                                      56,880
                                                                  --------------
   Total Investments -- 100.1%
      (Cost $8,966,865)                                           $    9,812,461
                                                                  ==============

PERCENTAGES ARE BASED ON NET ASSETS OF $9,806,694.

*    NON-INCOME PRODUCING SECURITY.

**   RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF JULY 31, 2009.

CL -- CLASS

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II          FROST LKCM SMALL-MID CAP EQUITY FUND
                                            JULY 31, 2009

SECTOR WEIGHTINGS (UNAUDITED)+

                                  (BAR CHART)

Information Technology         22.9%
Consumer Discretionary         18.7%
Health Care                    14.4%
Financials                     10.0%
Energy                          9.5%
Industrials                     8.9%
Cash Equivalent                 5.9%
Materials                       4.1%
Consumer Staples                3.3%
Telecommunication Services      2.3%

+    Percentages are based on total investments.

SCHEDULE OF INVESTMENTS

Description                                         Shares             Value
-----------                                    ---------------   ---------------
COMMON STOCK -- 96.8%
CONSUMER DISCRETIONARY -- 19.2%
   American Eagle Outfitters                            12,500   $       179,875
   CBS, Cl B                                            23,000           188,370
   Chipotle Mexican Grill, Cl A*                         2,900           272,107
   DeVry                                                 4,200           208,908
   Family Dollar Stores                                  5,900           185,378
   Foot Locker                                          17,950           198,886
   GameStop, Cl A*                                       6,250           136,812
   LKQ*                                                 15,700           281,658
   Morningstar*                                          4,450           197,091
   Phillips-Van Heusen                                   6,250           221,125
                                                                 ---------------
                                                                       2,070,210
                                                                 ---------------
CONSUMER STAPLES -- 3.4%
   Dean Foods*                                           8,050           170,579
   Energizer Holdings*                                   3,050           195,383
                                                                 ---------------
                                                                         365,962
                                                                 ---------------
ENERGY -- 9.8%
   Cabot Oil & Gas                                       5,550           194,972
   Concho Resources*                                     6,900           211,830
   Consol Energy                                         5,650           200,744
   Core Laboratories                                     2,150           184,814
   EXCO Resources*                                      19,400           266,556
                                                                 ---------------
                                                                       1,058,916
                                                                 ---------------
FINANCIALS -- 10.3%
   Affiliated Managers Group*                            3,050           201,361
   First Horizon National*                              20,435           261,977
   Genworth Financial, Cl A                             29,300           202,170

Description                                         Shares             Value
-----------                                    ---------------   ---------------
   Prosperity Bancshares                                 6,600   $       221,166
   Raymond James Financial                              10,850           222,642
                                                                 ---------------
                                                                       1,109,316
                                                                 ---------------
HEALTH CARE -- 14.8%
   Cerner*                                               3,650           237,542
   Charles River Laboratories International*             7,250           239,758
   Covance*                                              4,100           226,115
   Endo Pharmaceuticals Holdings*                       10,300           216,403
   Haemonetics*                                          4,500           265,545
   PerkinElmer                                          10,450           184,233
   Techne                                                3,500           223,370
                                                                 ---------------
                                                                       1,592,966
                                                                 ---------------
INDUSTRIALS -- 9.2%
   Ametek                                                6,800           220,048
   Copart*                                               6,000           211,860
   Foster Wheeler*                                       8,150           188,265
   JB Hunt Transport Services                            5,850           163,507
   Landstar System                                       5,550           203,574
                                                                 ---------------
                                                                         987,254
                                                                 ---------------
INFORMATION TECHNOLOGY -- 23.6%
   ANSYS*                                                6,200           193,812
   Brocade Communications Systems*                      27,700           217,722
   Cognizant Technology Solutions, Cl A*                 7,250           214,527
   F5 Networks*                                          8,100           300,672
   Harris                                                6,100           190,991
   Mantech International, Cl A*                          3,900           207,870
   National Instruments                                  7,750           195,455
   National Semiconductor                               16,650           250,749
   Nuance Communications*                               22,100           291,720
   TIBCO Software*                                      29,850           260,591
   Trimble Navigation*                                   9,150           216,947
                                                                 ---------------
                                                                       2,541,056
                                                                 ---------------
MATERIALS -- 4.2%
   Airgas                                                4,850           216,213
   FMC                                                   4,850           235,904
                                                                 ---------------
                                                                         452,117
                                                                 ---------------
TELECOMMUNICATION SERVICES -- 2.3%
   SBA Communications, Cl A*                             9,600           250,464
                                                                 ---------------
   Total Common Stock
      (Cost $10,705,680)                                              10,428,261
                                                                 ---------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II          FROST LKCM SMALL-MID CAP EQUITY FUND
                                            JULY 31, 2009

Description                                         Shares             Value
-----------                                    ---------------   ---------------
CASH EQUIVALENT -- 6.0%
   AIM STIT-Government & Agency
      Portfolio, 0.050%**                              652,587   $       652,587
                                                                 ---------------
   Total Cash Equivalent
      (Cost $652,587)                                                    652,587
                                                                 ---------------
   Total Investments -- 102.8%
      (Cost $11,358,267)                                         $    11,080,848
                                                                 ===============

PERCENTAGES ARE BASED ON NET ASSETS OF $10,777,953.

*    NON-INCOME PRODUCING SECURITY.

**   RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF JULY 31, 2009.

CL -- CLASS

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                      This page intentionally left blank.

THE ADVISORS' INNER CIRCLE FUND II                                 FROST FUNDS
                                                                   JULY 31, 2009

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                                                     KEMPNER
                                                                       CORE          DIVIDEND                       MULTI-CAP
                                                                      GROWTH          VALUE         STRATEGIC       DEEP VALUE
                                                                      EQUITY          EQUITY         BALANCED         EQUITY
                                                                       FUND            FUND            FUND            FUND
                                                                  -------------   -------------   -------------   -------------
ASSETS:
   Cost of Investments ........................................   $ 211,616,407   $ 177,177,553   $  22,741,283   $ 195,402,291
                                                                  -------------   -------------   -------------   -------------
   Investments at Value .......................................   $ 234,009,759   $ 179,837,540   $  18,603,126   $ 145,023,897
   Receivable for Capital Shares Sold .........................         244,348         535,849              --           6,657
   Dividends and Interest Receivable ..........................         127,950         475,137          21,330         375,510
   Receivable for Investment Securities Sold ..................              --              --              --         758,780
   Foreign Tax Reclaim Receivable .............................              --          25,076              --              --
   Prepaid Expenses ...........................................           9,555           8,846           9,359           8,849
                                                                  -------------   -------------   -------------   -------------
      TOTAL ASSETS ............................................     234,391,612     180,882,448      18,633,815     146,173,693
                                                                  -------------   -------------   -------------   -------------

LIABILITIES:
   Payable for Investment Securities Purchased ................       1,567,326       4,413,310              --              --
   Payable for Capital Shares Redeemed ........................          13,288           7,880              51         295,994
   Income Distribution Payable ................................              --         156,392          14,301         243,680
   Payable Due to Investment Advisor ..........................         121,289          91,098           9,882          68,224
   Payable Due to Administrator ...............................          18,660          14,015           1,520          11,563
   Payable Due to Distributor .................................           8,810           3,539           1,351           5,364
   Payable Due to Trustees ....................................           3,139           2,361             259           1,955
   Chief Compliance Officer Fees Payable ......................           1,893           1,424             156           1,179
   Other Accrued Expenses .....................................          32,156          31,356          28,178          29,501
                                                                  -------------   -------------   -------------   -------------
      TOTAL LIABILITIES .......................................       1,766,561       4,721,375          55,698         657,460
                                                                  -------------   -------------   -------------   -------------
   NET ASSETS .................................................   $ 232,625,051   $ 176,161,073   $  18,578,117   $ 145,516,233
                                                                  =============   =============   =============   =============

NET ASSETS:
   Paid-in Capital ............................................   $ 254,812,387   $ 203,359,640   $  25,553,755   $ 201,104,251
   Undistributed (Distributions in Excess of) Net
      Investment Income .......................................         331,553            (155)          3,155          (1,727)
   Accumulated Net Realized Loss on Investments ...............     (44,912,241)    (29,858,399)     (2,840,636)     (5,207,897)
   Net Unrealized Appreciation (Depreciation) on Investments ..      22,393,352       2,659,987      (4,138,157)    (50,378,394)
                                                                  -------------   -------------   -------------   -------------
   NET ASSETS .................................................   $ 232,625,051   $ 176,161,073   $  18,578,117   $ 145,516,233
                                                                  =============   =============   =============   =============

INSTITUTIONAL CLASS SHARES:
   Net Assets .................................................   $ 188,919,779   $ 157,923,025   $  12,038,309   $ 119,226,861
   Outstanding Shares of Beneficial Interest
      (unlimited authorization - no par value) ................      24,840,887      21,236,164       1,388,463      16,561,116
   NET ASSET VALUE, Offering and Redemption Price Per Share ...   $        7.61   $        7.44   $        8.67   $        7.20
                                                                  =============   =============   =============   =============

CLASS A SHARES:
   Net Assets .................................................   $  43,705,272   $  18,238,048   $   6,539,808   $  26,289,372
   Outstanding Shares of Beneficial Interest
      (unlimited authorization - no par value) ................       5,755,722       2,453,249         754,376       3,651,624
   NET ASSET VALUE, Redemption Price Per Share ................   $        7.59   $        7.43   $        8.67   $        7.20
                                                                  =============   =============   =============   =============
   Maximum Offering Price Per Share -- Class A ................   $        8.05   $        7.88   $        9.20   $        7.64
                                                                  =============   =============   =============   =============
                                                                   ($7.59/94.25%)  ($7.43/94.25%)  ($8.67/94.25%)  ($7.20/94.25%)

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                                 FROST FUNDS
                                                                   JULY 31, 2009

STATEMENTS OF ASSETS AND LIABILITIES

                                                                       HOOVER
                                                                       SMALL-                            LOW             TOTAL
                                                                      MID CAP      INTERNATIONAL      DURATION          RETURN
                                                                       EQUITY          EQUITY           BOND             BOND
                                                                        FUND            FUND            FUND             FUND
                                                                   -------------   -------------   --------------   --------------
ASSETS:
   Cost of Investments .........................................   $  81,980,405   $ 234,099,275   $  120,742,755   $  297,392,389
                                                                   -------------   -------------   --------------   --------------
   Investments at Value ........................................   $  98,711,193   $ 228,581,869   $  124,820,450   $  297,181,534
   Receivable for Capital Shares Sold ..........................       1,262,474       1,927,208          321,103          317,745
   Receivable for Investment Securities Sold ...................         433,646         640,679               --               --
   Dividends and Interest Receivable ...........................          30,971         269,722        1,061,799        2,334,289
   Foreign Tax Reclaim Receivable ..............................              --         162,003               --               --
   Prepaid Expenses ............................................           8,281           9,210            8,723           10,633
                                                                   -------------   -------------   --------------   --------------
      TOTAL ASSETS .............................................     100,446,565     231,590,691      126,212,075      299,844,201
                                                                   -------------   -------------   --------------   --------------

LIABILITIES:
   Payable for Investment Securities Purchased .................       1,445,564      12,865,572               --        4,975,500
   Payable for Capital Shares Redeemed .........................          14,291          30,431           45,027            8,375
   Income Distribution Payable .................................              --              --          380,967        1,253,744
   Payable to Custodian for Foreign Currency+ ..................              --         244,675               --               --
   Unrealized Loss on Forward Foreign Currency Contracts .......              --          26,502               --               --
   Payable Due to Investment Advisor ...........................          76,843         153,097           31,647           98,244
   Payable Due to Administrator ................................           7,684          16,303           10,549           24,561
   Payable Due to Distributor ..................................           3,875           7,115            4,902           11,657
   Payable Due to Trustees .....................................           1,277           2,711            1,833            4,275
   Chief Compliance Officer Fees Payable .......................             770           1,635            1,105            2,578
   Other Accrued Expenses ......................................          29,728          47,265           32,194           39,262
                                                                   -------------   -------------   --------------   --------------
      TOTAL LIABILITIES ........................................       1,580,032      13,395,306          508,224        6,418,196
                                                                   -------------   -------------   --------------   --------------
   NET ASSETS ..................................................   $  98,866,533   $ 218,195,385   $  125,703,851   $  293,426,005
                                                                   =============   =============   ==============   ==============

NET ASSETS:
   Paid-in Capital .............................................   $ 120,656,108   $ 253,802,960   $  122,266,806   $  290,502,101
   Undistributed Net Investment Income .........................              --         391,155           67,915           77,431
   Accumulated Net Realized Gain (Loss) on Investments .........     (38,520,363)    (30,321,254)        (708,565)       3,057,328
   Net Unrealized Appreciation (Depreciation) on Investments ...      16,730,788      (5,517,406)       4,077,695         (210,855)
   Net Unrealized Depreciation on Forward Foreign Currency
      Contracts, Foreign Currencies and Translation of Other
      Assets and Liabilities Denominated in Foreign
      Currencies ...............................................              --        (160,070)              --               --
                                                                   -------------   -------------   --------------   --------------
   NET ASSETS ..................................................   $  98,866,533   $ 218,195,385   $  125,703,851   $  293,426,005
                                                                   =============   =============   ==============   ==============

INSTITUTIONAL CLASS SHARES:
   Net Assets ..................................................   $  80,026,371   $ 182,004,423   $  103,106,896   $  238,649,035
   Outstanding Shares of Beneficial Interest (unlimited
      authorization - no par value) ............................      11,531,387      25,338,017        9,989,887       23,459,972
   NET ASSET VALUE, Offering and Redemption Price Per Share++ ..   $        6.94   $        7.18   $        10.32   $        10.17
                                                                   =============   =============   ==============   ==============

CLASS A SHARES:
   Net Assets ..................................................   $  18,840,162   $  36,190,962   $   22,596,955   $   54,776,970
   Outstanding Shares of Beneficial Interest
      (unlimited authorization - no par value) .................       2,721,547       5,043,341        2,189,528        5,384,796
   NET ASSET VALUE, Redemption Price Per Share++ ...............   $        6.92   $        7.18   $        10.32   $        10.17
                                                                   =============   =============   ==============   ==============
   Maximum Offering Price Per Share -- Class A .................   $        7.34   $        7.62   $        10.64   $        10.65
                                                                   =============   =============   ==============   ==============
                                                                    ($6.92/94.25%)  ($7.18/94.25%)  ($10.32/97.00%)  ($10.17/95.50%)

+ PROCEEDS FROM OVERDRAFT OF FOREIGN CURRENCY FOR THE INTERNATIONAL EQUITY FUND WAS $(244,757).

++ THE INTERNATIONAL EQUITY FUND CHARGES REDEMPTION FEES. SEE NOTE 2 IN NOTES TO FINANCIAL STATEMENTS.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                                 FROST FUNDS
                                                                   JULY 31, 2009

STATEMENTS OF ASSETS AND LIABILITIES

                                                                           LOW          KEMPNER                        LKCM
                                                                        DURATION        TREASURY        LKCM          SMALL-
                                                       MUNICIPAL        MUNICIPAL         AND         MULTI-CAP       MID CAP
                                                         BOND             BOND           INCOME        EQUITY         EQUITY
                                                         FUND             FUND            FUND          FUND           FUND
                                                    --------------   --------------   -----------   ------------   ------------
ASSETS:
   Cost of Investments ..........................   $  139,832,361   $   52,985,143   $25,264,937   $  8,966,865   $ 11,358,267
                                                    --------------   --------------   -----------   ------------   ------------
   Investments at Value .........................   $  145,075,385   $   54,437,480   $26,093,904   $  9,812,461   $ 11,080,848
   Dividends and Interest Receivable ............        1,947,735          545,705        68,953         13,709          2,783
   Receivable for Capital Shares Sold ...........           11,739            3,736            --             --             --
   Receivable for Investment Securities Sold ....               --               --            --        256,288        284,361
   Foreign Tax Reclaim Receivable ...............               --               --            --             --            183
   Prepaid Expenses .............................            8,753            7,827           567            249          1,228
                                                    --------------   --------------   -----------   ------------   ------------
      TOTAL ASSETS ..............................      147,043,612       54,994,748    26,163,424     10,082,707     11,369,403
                                                    --------------   --------------   -----------   ------------   ------------

LIABILITIES:
   Payable for Investment Securities Purchased ..        4,098,782               --            --        244,646        203,207
   Income Distribution Payable ..................          398,761           93,774            --             --             --
   Payable for Capital Shares Redeemed ..........            4,484            1,266            --          1,999        358,739
   Payable Due to Investment Advisor ............           48,346           13,916         7,756          4,980          4,890
   Payable Due to Administrator .................           12,086            4,639         2,216            806            892
   Payable Due to Trustees ......................            2,110              810           385            137            149
   Chief Compliance Officer Fees Payable ........            1,272              488           232             82             90
   Payable Due to Distributor ...................              133              117            --             --             --
   Other Accrued Expenses .......................           35,449           31,585        24,793         23,363         23,483
                                                    --------------   --------------   -----------   ------------   ------------
      TOTAL LIABILITIES .........................        4,601,423          146,595        35,382        276,013        591,450
                                                    ==============   ==============   ===========   ============   ============
   NET ASSETS ...................................   $  142,442,189   $   54,848,153   $26,128,042   $  9,806,694   $ 10,777,953
                                                    ==============   ==============   ===========   ============   ============

NET ASSETS:
   Paid-in-Capital ..............................   $  137,042,864   $   53,393,643   $25,064,611   $ 10,736,172   $ 15,489,208
   Undistributed Net Investment Income ..........            7,757            2,173            --         68,542             --
   Accumulated Net Realized Gain (Loss) on
      Investments ...............................          148,544               --       234,464     (1,843,616)    (4,433,836)
   Net Unrealized Appreciation (Depreciation) on
      Investments ...............................        5,243,024        1,452,337       828,967        845,596       (277,419)
                                                    --------------   --------------   -----------   ------------   ------------
   NET ASSETS ...................................   $  142,442,189   $   54,848,153   $26,128,042   $  9,806,694   $ 10,777,953
                                                    ==============   ==============   ===========   ============   ============

INSTITUTIONAL CLASS SHARES:
   Net Assets ...................................   $  141,774,576   $   54,257,088   $26,128,042   $  9,806,694   $ 10,777,953
   Outstanding Shares of Beneficial Interest
      (unlimited authorization - no par value) ..       13,785,253        5,307,977     2,577,676      1,389,116      1,510,759
   NET ASSET VALUE, Offering and Redemption Price
      Per Share .................................   $        10.28   $        10.22   $     10.14   $       7.06   $       7.13
                                                    ==============   ==============   ===========   ============   ============

CLASS A SHARES:
   Net Assets ...................................   $      667,613   $      591,065   $        --   $         --   $         --
   Outstanding Shares of Beneficial Interest
      (unlimited authorization - no par value) ..           64,931           57,823            --             --             --
   NET ASSET VALUE, Redemption Price Per Share ..   $        10.28   $        10.22            --             --             --
                                                    ==============   ==============   ===========   ============   ============
   Maximum Offering Price Per Share -- Class A ..   $        10.76   $        10.51   $        --   $         --   $         --
                                                    ==============   ==============   ===========   ============   ============
                                                     ($10.28/95.50%)  ($10.22/97.25%)

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                            FROST FUNDS
                                                              FOR THE YEAR ENDED
                                                              JULY 31, 2009

STATEMENTS OF OPERATIONS

                                                                                                                  KEMPNER
                                                                       CORE         DIVIDEND                     MULTI-CAP
                                                                      GROWTH          VALUE       STRATEGIC     DEEP VALUE
                                                                      EQUITY         EQUITY        BALANCED       EQUITY
                                                                       FUND           FUND           FUND          FUND
                                                                   ------------   ------------   -----------   ------------
INTEREST INCOME:
   Dividend Income .............................................   $  2,507,274   $  5,688,687   $ 1,073,536   $  5,329,822
   Security Lending Income .....................................          9,236         16,630         3,013         44,140
   Foreign Taxes Withheld ......................................        (19,990)      (154,001)           --        (86,715)
                                                                   ------------   ------------   -----------   ------------
   TOTAL INVESTMENT INCOME .....................................      2,496,520      5,551,316     1,076,549      5,287,247
                                                                   ------------   ------------   -----------   ------------

EXPENSES:
   Investment Advisory Fees ....................................      1,615,936      1,162,168       148,971        813,924
   Administration Fees .........................................        201,990        145,270        21,195        137,951
   Distribution Fees -- Class A ................................         93,453         33,136        14,397         62,523
   Trustees' Fees ..............................................         15,210         10,835         1,277         10,518
   Chief Compliance Officer Fees ...............................          5,376          3,998           383          3,619
   Offering Costs ..............................................         58,741         40,365           656         46,967
   Transfer Agent Fees .........................................         57,171         54,064        46,793         53,401
   Professional Fees ...........................................         29,045         25,287        18,202         25,641
   Printing Fees ...............................................         10,900          8,175         1,307          7,694
   Registration Fees ...........................................         10,848          9,563         7,846          9,121
   Custodian Fees ..............................................          8,622          5,278         4,977          4,682
   Interest Expense on Borrowings ..............................            214             --         3,912             --
   Insurance and Other Expenses ................................         10,971          7,212         6,433          6,742
                                                                   ------------   ------------   -----------   ------------
   TOTAL EXPENSES ..............................................      2,118,477      1,505,351       276,349      1,182,783
      Less: Investment Advisory Fees Waived ....................       (302,990)      (217,908)      (10,952)            --
            Fees Paid Indirectly ...............................            (77)           (82)          (45)           (66)
                                                                   ------------   ------------   -----------   ------------
   NET EXPENSES ................................................      1,815,410      1,287,361       265,352      1,182,717
                                                                   ------------   ------------   -----------   ------------
   NET INVESTMENT INCOME .......................................        681,110      4,263,955       811,197      4,104,530
                                                                   ------------   ------------   -----------   ------------
Net Realized Loss on Security Transactions .....................    (41,915,725)   (29,803,788)   (1,387,538)    (5,078,978)
Net Realized Gain Distribution from Investment Company Shares ..             --             --       125,653             --
Net Change in Unrealized Appreciation (Depreciation) on
   Investments .................................................     (4,258,004)     3,431,133    (2,922,871)   (31,016,125)
                                                                   ------------   ------------   -----------   ------------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS ................    (46,173,729)   (26,372,655)   (4,184,756)   (36,095,103)
                                                                   ------------   ------------   -----------   ------------
DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ...............   $(45,492,619)  $(22,108,700)  $(3,373,559)  $(31,990,573)
                                                                   ============   ============   ===========   ============

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                            FROST FUNDS
                                                              FOR THE YEAR ENDED
                                                              JULY 31, 2009

STATEMENTS OF OPERATIONS

                                                                   HOOVER
                                                                   SMALL-                          LOW         TOTAL
                                                                   MID CAP     INTERNATIONAL    DURATION       RETURN
                                                                   EQUITY          EQUITY         BOND          BOND
                                                                    FUND            FUND          FUND          FUND
                                                                ------------   -------------   ----------   -----------
INTEREST INCOME:
   Dividend Income ..........................................   $    733,513    $  4,779,372   $   63,526   $   108,138
   Interest Income ..........................................             --              --    6,889,547    16,277,721
   Security Lending Income ..................................         51,575          22,139       72,062        67,754
   Foreign Taxes Withheld ...................................           (232)       (417,969)          --            --
                                                                ------------   -------------   ----------   -----------
   TOTAL INVESTMENT INCOME ..................................        784,856       4,383,542    7,025,135    16,453,613
                                                                ------------   -------------   ----------   -----------

EXPENSES:
   Investment Advisory Fees .................................        803,611       1,655,920      663,007     1,251,874
   Administration Fees ......................................         80,360         175,762      132,600       250,372
   Distribution Fees - Class A ..............................         43,952          73,321       61,065       124,405
   Trustees' Fees ...........................................          5,808          13,776        9,352        18,487
   Chief Compliance Officer Fees ............................          2,202           4,530        3,411         6,720
   Transfer Agent Fees ......................................         50,370          55,185       53,349        60,416
   Professional Fees ........................................         21,598          28,794       24,217        29,705
   Offering Costs ...........................................         17,464          67,794       30,027        51,884
   Registration Fees ........................................          8,296           8,958        8,630        12,055
   Printing Fees ............................................          4,643           9,105        7,390        14,108
   Custodian Fees ...........................................          3,810         104,533        5,075         9,680
   Interest Expense on Borrowings ...........................            597           1,004          164           155
   Insurance and Other Expenses .............................          5,298           9,658       13,653        22,966
                                                                ------------   -------------   ----------   -----------
   TOTAL EXPENSES ...........................................      1,048,009       2,208,340    1,011,940     1,852,827
      Less: Investment Advisory Fees Waived .................             --              --     (265,205)     (250,372)
            Fees Paid Indirectly ............................           (116)            (84)         (67)          (76)
                                                                ------------   -------------   ----------   -----------
   NET EXPENSES .............................................      1,047,893       2,208,256      746,668     1,602,379
                                                                ------------   -------------   ----------   -----------
   NET INVESTMENT INCOME (LOSS) .............................       (263,037)      2,175,286    6,278,467    14,851,234
                                                                ------------   -------------   ----------   -----------
Net Realized Gain (Loss) on Security Transactions ...........    (37,775,804)    (29,439,593)    (846,092)    2,708,441
Net Realized Gain on Foreign Currency Transactions ..........             --       3,836,031           --            --
Net Change in Unrealized Appreciation (Depreciation) on
   Investments ..............................................     11,506,271     (22,341,412)   3,919,836     5,742,639
Net Change in Unrealized Appreciation on Foreign Currency and
   Translation of Other Assets and Liabilities Denominated
   in Foreign Currencies ....................................             --         129,060           --            --
                                                                ------------   -------------   ----------   -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ......    (26,269,533)    (47,815,914)   3,073,744     8,451,080
                                                                ------------   -------------   ----------   -----------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS ...............................................   $(26,532,570)   $(45,640,628)  $9,352,211   $23,302,314
                                                                ============   =============   ==========   ===========

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                            FROST FUNDS
                                                              FOR THE YEAR ENDED
                                                              JULY 31, 2009

STATEMENTS OF OPERATIONS

                                                                        LOW       KEMPNER                     LKCM
                                                                     DURATION    TREASURY       LKCM         SMALL-
                                                        MUNICIPAL    MUNICIPAL      AND      MULTI-CAP      MID CAP
                                                          BOND         BOND       INCOME       EQUITY        EQUITY
                                                          FUND         FUND        FUND         FUND          FUND
                                                       ----------   ----------   --------   -----------   -----------
INTEREST INCOME:
   Interest Income .................................   $5,280,567   $1,479,469   $147,211   $        --   $        --
   Dividend Income .................................       30,939       48,161     32,575       219,111       104,531
   Security Lending Income .........................           --           --     22,957         1,972        12,989
   Foreign Taxes Withheld ..........................           --           --         --        (1,961)         (367)
                                                       ----------   ----------   --------   -----------   -----------
   TOTAL INVESTMENT INCOME .........................    5,311,506    1,527,630    202,743       219,122       117,153
                                                       ----------   ----------   --------   -----------   -----------

EXPENSES:
   Investment Advisory Fees ........................      661,209      265,976     86,130        83,217        93,164
   Administration Fees .............................      132,240       53,195     24,609        11,095        10,352
   Trustees' Fees ..................................       10,057        4,030      1,874           913           812
   Chief Compliance Officer Fees ...................        3,670        1,465        685           310           278
   Distribution Fees -- Class A ....................          764          722         --            --            --
   Transfer Agent Fees .............................       53,512       48,780     24,273        23,461        23,463
   Offering Costs ..................................       32,760       12,366      6,128         5,135         3,130
   Professional Fees ...............................       24,186       20,063     18,686        18,295        18,076
   Registration Fees ...............................        8,310        6,936      1,152           923         8,245
   Printing Fees ...................................        8,022        3,607      1,698           846           882
   Custodian Fees ..................................        5,458        4,828      5,095         5,079         5,249
   Interest Expense on Borrowings ..................           --           --         --           189         3,718
   Insurance and Other Expenses ....................       15,048       10,482      2,411         1,658         1,669
                                                       ----------   ----------   --------   -----------   -----------
   TOTAL EXPENSES ..................................      955,236      432,450    172,741       151,121       169,038
      Less: Investment Advisory Fees Waived ........     (132,240)    (106,391)        --        (1,062)       (8,309)
         Fees Paid Indirectly ......................          (36)         (39)       (18)          (47)          (60)
                                                       ----------   ----------   --------   -----------   -----------
   NET EXPENSES ....................................      822,960      326,020    172,723       150,012       160,669
                                                       ----------   ----------   --------   -----------   -----------
   NET INVESTMENT INCOME (LOSS) ....................    4,488,546    1,201,610     30,020        69,110       (43,516)
                                                       ----------   ----------   --------   -----------   -----------
Net Realized Gain (Loss) on Security Transactions ..      149,368           35    545,483    (1,844,092)   (4,028,649)
Net Change in Unrealized Appreciation (Depreciation)
   on Investments ..................................    4,208,000    1,189,430    368,744    (1,307,504)      (68,835)
                                                       ----------   ----------   --------   -----------   -----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS ..................................    4,357,368    1,189,465    914,227    (3,151,596)   (4,097,484)
                                                       ----------   ----------   --------   -----------   -----------
INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS .................................   $8,845,914   $2,391,075   $944,247   $(3,082,486)  $(4,141,000)
                                                       ==========   ==========   ========   ===========   ===========

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                                  FROST FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

                                                                            CORE GROWTH EQUITY FUND
                                                                         ---------------------------
                                                                          YEAR ENDED    PERIOD ENDED
                                                                           JULY 31,       JULY 31,
                                                                             2009          2008*
                                                                         ------------   ------------
OPERATIONS:
   Net Investment Income .............................................   $    681,110   $    137,078
   Net Realized Gain (Loss) on Investments ...........................    (41,915,725)    (2,996,516)
   Net Change in Unrealized Appreciation (Depreciation) on
      Investments ....................................................     (4,258,004)   (13,148,227)
                                                                         ------------   ------------
   NET DECREASE IN NET ASSETS RESULTING FROM
      OPERATIONS .....................................................    (45,492,619)   (16,007,665)
                                                                         ------------   ------------
DIVIDENDS AND DISTRIBUTIONS:
   Net Investment Income:
      Institutional Class Shares .....................................       (432,515)            --
      Class A Shares .................................................        (55,763)            --
   Realized Gains:
      Institutional Class Shares .....................................             --             --
      Class A Shares .................................................             --             --
                                                                         ------------   ------------
   TOTAL DIVIDENDS AND DISTRIBUTIONS .................................       (488,278)            --
                                                                         ------------   ------------
CAPITAL SHARE TRANSACTIONS:
   INSTITUTIONAL CLASS SHARES:
      Issued .........................................................     47,484,902     22,140,490
      Issued Through In-Kind Transfer(1) .............................             --    214,406,577
      In Lieu of Dividends ...........................................            166             --
      Redeemed .......................................................    (30,902,152)   (10,913,129)
                                                                         ------------   ------------
   NET INCREASE (DECREASE) IN NET ASSETS FROM INSTITUTIONAL
      CLASS SHARE TRANSACTIONS .......................................     16,582,916    225,633,938
                                                                         ------------   ------------
   CLASS A SHARES:(2)
      Issued .........................................................     20,320,227        957,904
      Issued Through In-Kind Transfer(1) .............................             --     47,330,769
      In Lieu of Dividends ...........................................         54,657             --
      Redeemed .......................................................    (10,528,665)    (5,738,133)
                                                                         ------------   ------------
   NET INCREASE IN NET ASSETS FROM CLASS A SHARE
      TRANSACTIONS ...................................................      9,846,219     42,550,540
                                                                         ------------   ------------
   NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE
      TRANSACTIONS ...................................................     26,429,135    268,184,478
                                                                         ------------   ------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS ...........................    (19,551,762)   252,176,813
                                                                         ------------   ------------
NET ASSETS:
   Beginning of Period ...............................................    252,176,813             --
                                                                         ------------   ------------
   End of Period .....................................................   $232,625,051   $252,176,813
                                                                         ============   ============
   Undistributed (Distributions in Excess of) Net Investment Income ..   $    331,553   $    137,078
                                                                         ============   ============
SHARE TRANSACTIONS:
   INSTITUTIONAL CLASS SHARES:
      Issued .........................................................      6,752,769      2,245,430
      Issued Through In-Kind Transfer(1) .............................             --     21,440,658
      In Lieu of Dividends ...........................................             26             --
      Redeemed .......................................................     (4,499,881)    (1,098,115)
                                                                         ------------   ------------
   TOTAL INCREASE (DECREASE) IN INSTITUTIONAL CLASS SHARES ...........      2,252,914     22,587,973
                                                                         ------------   ------------
   CLASS A SHARES:(2)
   Issued ............................................................      2,890,110        102,644
      Issued Through In-Kind Transfer(1) .............................             --      4,900,427
      In Lieu of Dividends ...........................................          8,745             --
      Redeemed .......................................................     (1,544,050)      (602,154)
                                                                         ------------   ------------
   TOTAL INCREASE IN CLASS A SHARES ..................................      1,354,805      4,400,917
                                                                         ------------   ------------
   NET INCREASE (DECREASE) IN SHARES OUTSTANDING .....................      3,607,719     26,988,890
                                                                         ============   ============

*    FUND COMMENCED OPERATIONS ON APRIL 25, 2008.

+    FUND COMMENCED OPERATIONS ON JUNE 30, 2008.

(1)  SEE NOTE 10 IN NOTES TO FINANCIAL STATEMENTS.

(2)  CLASS A SHARES COMMENCED OPERATIONS ON JUNE 30, 2008.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                                  FROST FUNDS

 DIVIDEND VALUE EQUITY FUND      STRATEGIC BALANCED FUND
---------------------------   ---------------------------
 YEAR ENDED    PERIOD ENDED    YEAR ENDED    PERIOD ENDED
  JULY 31,       JULY 31,       JULY 31,       JULY 31,
    2009          2008*           2009           2008+
------------   ------------   ------------   ------------

$  4,263,955   $  1,180,520   $    811,197   $    26,226
 (29,803,788)     3,060,512     (1,261,885)   (1,578,631)

   3,431,133    (15,629,645)    (2,922,871)      818,590
------------   ------------   ------------   -----------

 (22,108,700)   (11,388,613)    (3,373,559)     (733,815)
------------   ------------   ------------   -----------


  (3,901,349)    (1,155,501)      (589,151)      (37,733)
    (361,918)       (24,568)      (200,647)       (9,262)

  (2,837,865)            --             --            --
    (278,552)            --             --            --
------------   ------------   ------------   -----------
  (7,379,684)    (1,180,069)      (789,798)      (46,995)
------------   ------------   ------------   -----------


  61,577,933     14,391,640        696,291         5,050
          --    151,147,724             --    25,568,098
      79,343             30             --            --
 (22,281,756)    (6,949,874)    (9,146,277)   (1,008,168)
------------   ------------   ------------   -----------

  39,375,520    158,589,520     (8,449,986)   24,564,980
------------   ------------   ------------   -----------

  11,111,957        203,492      1,089,687       125,712
          --     11,959,982             --     7,499,336
     603,083         24,196        197,934         9,262
  (2,704,527)      (945,084)      (916,368)     (598,273)
------------   ------------   ------------   -----------

   9,010,513     11,242,586        371,253     7,036,037
------------   ------------   ------------   -----------

  48,386,033    169,832,106     (8,078,733)   31,601,017
------------   ------------   ------------   -----------
  18,897,649    157,263,424    (12,242,090)   30,820,207
------------   ------------   ------------   -----------

 157,263,424             --     30,820,207            --
------------   ------------   ------------   -----------
$176,161,073   $157,263,424   $ 18,578,117   $30,820,207
============   ============   ============   ===========
$       (155)  $        451   $      3,155   $   (20,649)
============   ============   ============   ===========


   8,543,998      1,495,098         78,900           518
          --     15,114,772             --     2,556,810
      11,921              3             --            --
  (3,213,018)      (716,610)    (1,144,624)     (103,141)
------------   ------------   ------------   -----------
   5,342,901     15,893,263     (1,065,724)    2,454,187
------------   ------------   ------------   -----------

   1,547,162         22,517        137,846        12,865
          --      1,283,563             --       749,934
      89,892          2,630         25,379           948
    (390,770)      (101,745)      (111,485)      (61,111)
------------   ------------   ------------   -----------
   1,246,284      1,206,965         51,740       702,636
------------   ------------   ------------   -----------
   6,589,185     17,100,228     (1,013,984)    3,156,823
============   ============   ============   ===========

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                                   FROST FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                    KEMPNER MULTI-CAP
                                                                                 DEEP VALUE EQUITY FUND
                                                                              ----------------------------
                                                                               YEAR ENDED     PERIOD ENDED
                                                                                JULY 31,        JULY 31,
                                                                                  2009            2008*
                                                                              ------------    ------------
OPERATIONS:
   Net Investment Income (Loss) ...........................................   $  4,104,530    $    985,323
   Net Realized Gain (Loss) on Investments and Foreign
      Currency Transactions ...............................................     (5,078,978)      2,925,572
   Net Change in Unrealized Appreciation (Depreciation) on
      Investments and Foreign Currency Transactions .......................    (31,016,125)    (18,383,665)
                                                                              ------------    ------------
   NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ...................    (31,990,573)    (14,472,770)
                                                                              ------------    ------------
DIVIDENDS AND DISTRIBUTIONS:
   Net Investment Income:
      Institutional Class Shares ..........................................     (3,518,160)       (865,388)
      Class A Shares ......................................................       (715,190)       (188,730)
   Realized Gains:
      Institutional Class Shares ..........................................     (2,348,882)             --
      Class A Shares ......................................................       (509,721)             --
                                                                              ------------    ------------
   TOTAL DIVIDENDS AND DISTRIBUTIONS ......................................     (7,091,953)     (1,054,118)
                                                                              ------------    ------------
CAPITAL SHARE TRANSACTIONS:
   INSTITUTIONAL CLASS SHARES:
      Issued ..............................................................     10,154,553       6,708,582
      Issued Through In-Kind Transfer(1) ..................................             --     168,144,253
      In Lieu of Dividends ................................................          3,591               1
      Redeemed ............................................................    (12,601,464)     (5,830,974)
                                                                              ------------    ------------
NET INCREASE (DECREASE) IN NET ASSETS FROM INSTITUTIONAL
   CLASS SHARE TRANSACTIONS ...............................................     (2,443,320)    169,021,862
                                                                              ------------    ------------
   CLASS A SHARES:(2)
      Issued ..............................................................      3,807,638         187,554
      Issued Through In-Kind Transfer(1) ..................................             --      36,918,278
      In Lieu of Dividends ................................................      1,207,562         188,678
      Redeemed ............................................................     (6,525,881)     (2,236,724)
                                                                              ------------    ------------
   NET INCREASE (DECREASE) IN NET ASSETS FROM
      CLASS A SHARE TRANSACTIONS ..........................................     (1,510,681)     35,057,786
                                                                              ------------    ------------
   NET INCREASE (DECREASE) IN NET ASSETS FROM
      CAPITAL SHARE TRANSACTIONS ..........................................     (3,954,001)    204,079,648
                                                                              ------------    ------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS ................................    (43,036,527)    188,552,760
                                                                              ------------    ------------
NET ASSETS:
   Beginning of Period ....................................................    188,552,760              --
                                                                              ------------    ------------
   End of Period ..........................................................   $145,516,233    $188,552,760
                                                                              ============    ============
   Undistributed (Distributions in Excess of) Net Investment Income .......   $     (1,727)   $        140
                                                                              ============    ============
SHARE TRANSACTIONS:
   INSTITUTIONAL CLASS SHARES:
      Issued ..............................................................      1,566,407         726,132
      Issued Through In-Kind Transfer(1) ..................................             --      16,814,435
      In Lieu of Dividends ................................................            563              --
      Redeemed ............................................................     (1,919,082)       (627,339)
                                                                              ------------    ------------
   TOTAL INCREASE (DECREASE) IN INSTITUTIONAL CLASS SHARES ................       (352,112)     16,913,228
                                                                              ------------    ------------
   CLASS A SHARES:(2)
      Issued ..............................................................        582,388          20,895
      Issued Through In-Kind Transfer(1) ..................................             --       4,059,764
      In Lieu of Dividends ................................................        184,817          20,779
      Redeemed ............................................................       (972,545)       (244,474)
                                                                              ------------    ------------
   TOTAL INCREASE (DECREASE) IN CLASS A SHARES ............................       (205,340)      3,856,964
                                                                              ------------    ------------
   NET INCREASE (DECREASE) IN SHARES OUTSTANDING ..........................       (557,452)     20,770,192
                                                                              ============    ============

*    FUND COMMENCED OPERATIONS ON APRIL 25, 2008.

(1)  SEE NOTE 10 IN NOTES TO FINANCIAL STATEMENTS.

(2)  CLASS A SHARES COMMENCED OPERATIONS ON JUNE 30, 2008.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                                   FROST FUNDS

        HOOVER SMALL
    MID-CAP EQUITY FUND         INTERNATIONAL EQUITY FUND
----------------------------   ----------------------------
 YEAR ENDED     PERIOD ENDED    YEAR ENDED    PERIOD ENDED
  JULY 31,        JULY 31,       JULY 31,       JULY 31,
    2009            2008*          2009          2008*
------------    ------------   ------------   ------------

$   (263,037)   $   (59,020)   $  2,175,286   $  1,493,368

 (37,775,804)       136,502     (25,603,562)    (2,875,722)

  11,506,271     (3,179,014)    (22,212,352)   (26,103,040)
------------    -----------    ------------   ------------
 (26,532,570)    (3,101,532)    (45,640,628)   (27,485,394)
------------    -----------    ------------   ------------


          --             --      (4,320,133)            --
          --             --        (799,336)            --

    (663,959)            --              --             --
    (185,922)            --              --             --
------------    -----------    ------------   ------------
    (849,881)            --      (5,119,469)            --
------------    -----------    ------------   ------------


  49,907,780      5,805,620      51,753,299     23,745,883
          --     65,011,825              --    252,872,255
      10,046             --             205             --
 (13,229,413)    (3,635,508)    (56,865,343)   (20,171,813)
------------    -----------    ------------   ------------

  36,688,413     67,181,937      (5,111,839)   256,446,325
------------    -----------    ------------   ------------

   7,171,162        776,186      10,501,948        456,766
          --     22,448,376              --     45,611,942
     180,787             --         790,648             --
  (3,656,486)    (1,439,859)     (9,556,247)    (2,698,667)
------------    -----------    ------------   ------------

   3,695,463     21,784,703       1,736,349     43,370,041
------------    -----------    ------------   ------------

  40,383,876     88,966,640      (3,375,490)   299,816,366
------------    -----------    ------------   ------------
  13,001,425     85,865,108     (54,135,587)   272,330,972
------------    -----------    ------------   ------------

  85,865,108             --     272,330,972             --
------------    -----------    ------------   ------------
$ 98,866,533    $85,865,108    $218,195,385   $272,330,972
============    ===========    ============   ============
$         --    $        --    $    391,155   $   (500,692)
============    ===========    ============   ============


   6,886,026        587,057       7,998,631      2,469,631
          --      6,501,182              --     25,287,226
       1,639             --              35             --
  (2,078,675)      (365,842)     (8,232,371)    (2,185,135)
------------    -----------    ------------   ------------
   4,808,990      6,722,397        (233,705)    25,571,722
------------    -----------    ------------   ------------

   1,023,248         81,987       1,692,804         50,439
          --      2,283,892              --      4,901,400
      29,540             --         137,027             --
    (547,448)      (149,672)     (1,441,896)      (296,433)
------------    -----------    ------------   ------------
     505,340      2,216,207         387,935      4,655,406
------------    -----------    ------------   ------------
   5,314,330      8,938,604         154,230     30,227,128
============    ===========    ============   ============

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                                   FROST FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 LOW DURATION BOND FUND
                                                                              ---------------------------
                                                                               YEAR ENDED    PERIOD ENDED
                                                                                JULY 31,       JULY 31,
                                                                                  2009           2008*
                                                                              ------------   ------------
OPERATIONS:
   Net Investment Income ..................................................   $  6,278,467   $  1,240,350
   Net Realized Gain (Loss) on Investments ................................       (846,092)        23,461
   Net Change in Unrealized Appreciation (Depreciation) on Investments ....      3,919,836        (37,929)
                                                                              ------------   ------------
   NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...................      9,352,211      1,225,882
                                                                              ------------   ------------
DIVIDENDS AND DISTRIBUTIONS:
   Net Investment Income:
      Institutional Class Shares ..........................................     (5,007,839)    (1,161,436)
      Class A Shares ......................................................     (1,066,052)       (72,299)
   Realized Gains:
      Institutional Class Shares ..........................................        (23,822)            --
      Class A Shares ......................................................         (5,388)            --
                                                                              ------------   ------------
   TOTAL DIVIDENDS AND DISTRIBUTIONS ......................................     (6,103,101)    (1,233,735)
                                                                              ------------   ------------
CAPITAL SHARE TRANSACTIONS:
   INSTITUTIONAL CLASS SHARES:
      Issued ..............................................................     30,170,529     14,084,135
      Issued Through In-Kind Transfer(1) ..................................             --    107,052,389
      In Lieu of Dividends ................................................          6,353             29
      Redeemed ............................................................    (47,815,432)    (3,099,275)
                                                                              ------------   ------------
   NET INCREASE (DECREASE) IN NET ASSETS FROM
      INSTITUTIONAL CLASS SHARE TRANSACTIONS ..............................    (17,638,550)   118,037,278
                                                                              ------------   ------------
   CLASS A SHARES:(2)
      Issued ..............................................................      8,119,077        614,787
      Issued Through In-Kind Transfer(1) ..................................             --     27,582,838
      In Lieu of Dividends ................................................      1,027,457         72,120
      Redeemed ............................................................    (13,452,812)    (1,899,601)
                                                                              ------------   ------------
   NET INCREASE (DECREASE) IN NET ASSETS FROM
      CLASS A SHARE TRANSACTIONS ..........................................     (4,306,278)    26,370,144
                                                                              ------------   ------------
   NET INCREASE (DECREASE) IN NET ASSETS FROM
      CAPITAL SHARE TRANSACTIONS ..........................................    (21,944,828)   144,407,422
                                                                              ------------   ------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS ................................    (18,695,718)   144,399,569
                                                                              ------------   ------------
NET ASSETS:
   Beginning of Period ....................................................    144,399,569             --
                                                                              ------------   ------------
   End of Period ..........................................................   $125,703,851   $144,399,569
                                                                              ============   ============
   Undistributed (Distributions in Excess of) Net Investment Income .......   $     67,915   $        932
                                                                              ============   ============
SHARE TRANSACTIONS:
   INSTITUTIONAL CLASS SHARES:
      Issued ..............................................................      3,022,266      1,402,927
      Issued Through In-Kind Transfer(1) ..................................             --     10,705,239
      In Lieu of Dividends ................................................            624              3
      Redeemed ............................................................     (4,832,362)      (308,810)
                                                                              ------------   ------------
   TOTAL INCREASE (DECREASE) IN INSTITUTIONAL CLASS SHARES ................     (1,809,472)    11,799,359
                                                                              ------------   ------------
   CLASS A SHARES:(2)
      Issued ..............................................................        819,941         61,241
      Issued Through In-Kind Transfer(1) ..................................             --      2,747,650
      In Lieu of Dividends ................................................        103,719          7,205
      Redeemed ............................................................     (1,361,014)      (189,214)
                                                                              ------------   ------------
   TOTAL INCREASE (DECREASE) IN CLASS A SHARES ............................       (437,354)     2,626,882
                                                                              ------------   ------------
   NET INCREASE (DECREASE) IN SHARES OUTSTANDING ..........................     (2,246,826)    14,426,241
                                                                              ============   ============

*    COMMENCED OPERATIONS ON APRIL 25, 2008.

(1)  SEE NOTE 10 IN NOTES TO FINANCIAL STATEMENTS.

(2) CLASS A SHARES OF THE LOW DURATION BOND AND TOTAL RETURN BOND FUNDS COMMENCED OPERATIONS ON JUNE 30, 2008. CLASS A SHARES OF THE MUNICIPAL BOND AND LOW DURATION MUNICIPAL BOND FUNDS COMMENCED OPERATIONS ON AUGUST 28, 2008.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                                   FROST FUNDS

                                                                    LOW DURATION
   TOTAL RETURN BOND FUND          MUNICIPAL BOND FUND          MUNICIPAL BOND FUND
---------------------------   ---------------------------   ---------------------------
 YEAR ENDED    PERIOD ENDED    YEAR ENDED    PERIOD ENDED    YEAR ENDED    PERIOD ENDED
  JULY 31,       JULY 31,       JULY 31,        JULY 31,      JULY 31,       JULY 31,
    2009           2008*          2009           2008*          2009           2008*
------------   ------------   ------------   ------------   ------------   ------------

$ 14,851,234   $  2,653,439   $  4,488,546   $  1,050,195   $  1,201,610   $   273,436
   2,708,441        322,448        149,368         30,000             35             2
   5,742,639     (2,886,294)     4,208,000       (768,525)     1,189,430       (16,893)
------------   ------------   ------------   ------------   ------------   -----------
  23,302,314         89,593      8,845,914        311,670      2,391,075       256,545
------------   ------------   ------------   ------------   ------------   -----------


 (11,645,242)    (2,448,903)    (4,470,201)    (1,049,963)    (1,193,311)     (273,579)
  (2,745,134)      (192,575)       (10,820)            --         (6,020)           --

    (295,391)            --        (30,823)            --             --            --
     (73,558)            --             (1)            --             --            --
------------   ------------   ------------   ------------   ------------   -----------
 (14,759,325)    (2,641,478)    (4,511,845)    (1,049,963)    (1,199,331)     (273,579)
------------   ------------   ------------   ------------   ------------   -----------


  73,832,093     21,629,862     31,495,662      8,913,310     21,931,664     6,210,347
          --    185,406,137             --    119,830,790             --    43,340,570
      13,452            176             11              1              1             1
 (41,484,208)    (5,405,152)   (18,225,225)    (3,832,290)   (17,563,950)     (835,127)
------------   ------------   ------------   ------------   ------------   -----------

  32,361,337    201,631,023     13,270,448    124,911,811      4,367,715    48,715,791
------------   ------------   ------------   ------------   ------------   -----------

  15,336,473        749,748        664,255             --        589,958            --
          --     52,389,548             --             --             --            --
   2,730,124        192,143              1             --             80            --
 (14,186,806)    (3,768,689)          (102)            --           (101)           --
------------   ------------   ------------   ------------   ------------   -----------

   3,879,791     49,562,750        664,154             --        589,937            --
------------   ------------   ------------   ------------   ------------   -----------

  36,241,128    251,193,773     13,934,602    124,911,811      4,957,652    48,715,791
------------   ------------   ------------   ------------   ------------   -----------
  44,784,117    248,641,888     18,268,671    124,173,518      6,149,396    48,698,757
------------   ------------   ------------   ------------   ------------   -----------

 248,641,888             --    124,173,518             --     48,698,757            --
------------   ------------   ------------   ------------   ------------   -----------
$293,426,005   $248,641,888   $142,442,189   $124,173,518   $ 54,848,153   $48,698,757
============   ============   ============   ============   ============   ===========
$     77,431   $      1,041   $      7,757   $        232   $      2,173   $      (143)
============   ============   ============   ============   ============   ===========


   7,614,878      2,170,167      3,112,508        889,370      2,167,955       620,531
          --     18,540,614             --     11,983,079             --     4,334,057
       1,389             18              1             --             --            --
  (4,324,653)      (542,441)    (1,816,222)      (383,483)    (1,731,019)      (83,547)
------------   ------------   ------------   ------------   ------------   -----------
   3,291,614     20,168,358      1,296,287     12,488,966        436,936     4,871,041
------------   ------------   ------------   ------------   ------------   -----------

   1,602,397         75,660         64,941             --         57,825            --
          --      5,266,816             --             --             --            --
     282,962         19,428             --             --              8            --
  (1,483,302)      (379,165)           (10)            --            (10)           --
------------   ------------   ------------   ------------   ------------   -----------
     402,057      4,982,739         64,931             --         57,823            --
------------   ------------   ------------   ------------   ------------   -----------
   3,693,671     25,151,097      1,361,218     12,488,966        494,759     4,871,041
============   ============   ============   ============   ============   ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                                   FROST FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  KEMPNER TREASURY AND
                                                                                       INCOME FUND
                                                                               --------------------------
                                                                                YEAR ENDED   PERIOD ENDED
                                                                                  JULY 31,     JULY 31,
                                                                                   2009         2008*
                                                                               -----------   ------------
OPERATIONS:
   Net Investment Income (Loss) ............................................   $    30,020   $   268,606
   Net Realized Gain (Loss) on Investments .................................       545,483            --
   Net Change in Unrealized Appreciation (Depreciation) on Investments .....       368,744      (135,590)
                                                                               -----------   -----------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .........       944,247       133,016
                                                                               -----------   -----------
DIVIDENDS AND DISTRIBUTIONS:
   Net Investment Income:
      Institutional Class Shares ...........................................      (234,542)     (268,544)
   Realized Gains:
      Institutional Class Shares ...........................................      (106,559)           --
                                                                               -----------   -----------
   TOTAL DIVIDENDS AND DISTRIBUTIONS .......................................      (341,101)     (268,544)
                                                                               -----------   -----------
CAPITAL SHARE TRANSACTIONS:
   INSTITUTIONAL CLASS SHARES:
      Issued ...............................................................     9,837,189       844,898
      Issued Through In-Kind Transfer(1) ...................................            --    22,882,732
      In Lieu of Dividends .................................................         1,063             2
      Redeemed .............................................................    (6,165,058)   (1,740,402)
                                                                               -----------   -----------
   NET INCREASE (DECREASE) IN NET ASSETS FROM
      INSTITUTIONAL CLASS SHARE TRANSACTIONS ...............................     3,673,194    21,987,230
                                                                               -----------   -----------
   NET INCREASE (DECREASE) IN NET ASSETS FROM
      CAPITAL SHARE TRANSACTIONS ...........................................     3,673,194    21,987,230
                                                                               -----------   -----------
   TOTAL INCREASE (DECREASE) IN NET ASSETS .................................     4,276,340    21,851,702
                                                                               -----------   -----------
NET ASSETS:
   Beginning of Period .....................................................    21,851,702            --
                                                                               -----------   -----------
   End of Period ...........................................................   $26,128,042   $21,851,702
                                                                               ===========   ===========
   Undistributed Net Investment Income .....................................   $        --   $        62
                                                                               ===========   ===========
SHARE TRANSACTIONS:
   INSTITUTIONAL CLASS SHARES:
      Issued ...............................................................       998,382        84,163
      Issued Through In-Kind Transfer(1) ...................................            --     2,288,273
      In Lieu of Dividends .................................................           108            --
      Redeemed .............................................................      (619,320)     (173,930)
                                                                               -----------   -----------
   TOTAL INCREASE (DECREASE) IN INSTITUTIONAL CLASS SHARES .................       379,170     2,198,506
                                                                               -----------   -----------
   NET INCREASE (DECREASE) IN SHARES OUTSTANDING ...........................       379,170     2,198,506
                                                                               ===========   ===========

*    COMMENCED OPERATIONS ON APRIL 25, 2008

(1)  SEE NOTE 10 IN NOTES TO FINANCIAL STATEMENTS

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                                   FROST FUNDS

      LKCM MULTI-CAP             LKCM SMALL-MID CAP
        EQUITY FUND                 EQUITY FUND
--------------------------   --------------------------
 YEAR ENDED   PERIOD ENDED    YEAR ENDED   PERIOD ENDED
  JULY 31,      JULY 31,       JULY 31,      JULY 31,
   2009          2008*           2009          2008*
-----------   ------------   -----------   ------------

$    69,110   $    23,147    $   (43,516)  $    (5,005)
 (1,844,092)    1,465,577     (4,028,649)     (406,422)
 (1,307,504)   (2,813,245)       (68,835)     (208,584)
-----------   -----------    -----------   -----------
 (3,082,486)   (1,324,521)    (4,141,000)     (620,011)
-----------   -----------    -----------   -----------


    (23,160)           --             --            --

 (1,465,656)           --             --            --
-----------   -----------    -----------   -----------
 (1,488,816)           --             --            --
-----------   -----------    -----------   -----------


    946,121       215,969      9,266,022    11,679,172
         --    21,672,010             --            --
      3,765            --             --            --
 (3,961,044)   (3,174,304)    (5,331,230)      (75,000)
-----------   -----------    -----------   -----------

 (3,011,158)   18,713,675      3,934,792    11,604,172
-----------   -----------    -----------   -----------

 (3,011,158)   18,713,675      3,934,792    11,604,172
-----------   -----------    -----------   -----------
 (7,582,460)   17,389,154       (206,208)   10,984,161
-----------   -----------    -----------   -----------

 17,389,154            --     10,984,161            --
-----------   -----------    -----------   -----------
$ 9,806,694   $17,389,154    $10,777,953   $10,984,161
===========   ===========    ===========   ===========
$    68,542   $    23,147    $        --   $        --
===========   ===========    ===========   ===========


    140,503        23,134      1,181,738     1,155,865
         --     2,167,201             --            --
        653            --             --            --
   (617,515)     (324,860)      (818,840)       (8,004)
-----------   -----------    -----------   -----------
   (476,359)    1,865,475        362,898     1,147,861
-----------   -----------    -----------   -----------
   (476,359)    1,865,475        362,898     1,147,861
===========   ===========    ===========   ===========

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                                   FROST FUNDS

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
FOR THE PERIODS ENDED JULY 31,

                                             Net
                                          Realized
                                            and
                                        Unrealized
                                           Gains
                Net Asset      Net      (Losses) on               Dividends  Distributions
                  Value,   Investment   Investments     Total     from Net       from            Total        Net Asset
                Beginning    Income     and Foreign     from     Investment     Realized       Dividends     Value, End
                of Period   (Loss)(1)     Currency   Operations    Income        Gains      & Distributions   of Period
                ---------  ----------   -----------  ----------  ----------  -------------  ---------------  ----------
CORE GROWTH EQUITY FUND
INSTITUTIONAL CLASS
2009              $ 9.34   $ 0.03         $(1.74)      $(1.71)     $(0.02)       $   --          $(0.02)       $ 7.61
2008(a)            10.00     0.00++++      (0.66)       (0.66)         --            --              --          9.34
CLASS A
2009              $ 9.34   $ 0.01         $(1.75)      $(1.74)     $(0.01)       $   --          $(0.01)       $ 7.59
2008(b)             9.66     0.00++++      (0.32)       (0.32)         --            --              --          9.34
DIVIDEND VALUE EQUITY FUND
INSTITUTIONAL CLASS
2009              $ 9.20   $ 0.21         $(1.61)      $(1.40)     $(0.21)       $(0.15)         $(0.36)       $ 7.44
2008(a)            10.00     0.07          (0.80)       (0.73)      (0.07)           --           (0.07)         9.20
CLASS A
2009              $ 9.20   $ 0.19         $(1.62)      $(1.43)     $(0.19)       $(0.15)         $(0.34)       $ 7.43
2008(b)             9.32     0.02          (0.12)       (0.10)      (0.02)           --           (0.02)         9.20
STRATEGIC BALANCED FUND
INSTITUTIONAL CLASS
2009              $ 9.76   $ 0.32         $(1.11)      $(0.79)     $(0.30)       $   --          $(0.30)       $ 8.67
2008(b)            10.00     0.01          (0.23)       (0.22)      (0.02)           --           (0.02)         9.76
CLASS A
2009              $ 9.76   $ 0.28         $(1.09)      $(0.81)     $(0.28)       $   --          $(0.28)       $ 8.67
2008(b)            10.00     0.01          (0.24)       (0.23)      (0.01)           --           (0.01)         9.76
KEMPNER MULTI-CAP DEEP VALUE EQUITY FUND
INSTITUTIONAL CLASS
2009              $ 9.08   $ 0.20         $(1.73)      $(1.53)     $(0.21)       $(0.14)         $(0.35)       $ 7.20
2008(a)            10.00     0.05          (0.92)       (0.87)      (0.05)           --           (0.05)         9.08
CLASS A
2009              $ 9.08   $ 0.19         $(1.74)      $(1.55)     $(0.19)       $(0.14)         $(0.33)       $ 7.20
2008(b)             9.09     0.01           0.03         0.04       (0.05)           --           (0.05)         9.08
HOOVER SMALL-MID CAP EQUITY FUND
INSTITUTIONAL CLASS
2009              $ 9.61   $(0.02)        $(2.58)      $(2.60)     $   --        $(0.07)         $(0.07)       $ 6.94
2008(a)            10.00    (0.01)         (0.38)       (0.39)         --            --              --          9.61
CLASS A
2009              $ 9.61   $(0.03)        $(2.59)      $(2.62)     $   --        $(0.07)         $(0.07)       $ 6.92
2008(b)             9.83    (0.01)         (0.21)       (0.22)         --            --              --          9.61


                                                   Ratio of
                                                   Expenses
                                                  to Average
                              Net                 Net Assets   Ratio of Net
                            Assets    Ratio of    (Excluding    Investment
                            End of    Expenses   Waivers and  Income (Loss)  Portfolio
                 Total      Period   to Average   Fees Paid     to Average    Turnover
                Return+      (000)   Net Assets  Indirectly)    Net Assets      Rate
                -------    --------  ----------  -----------  -------------  ---------
CORE GROWTH EQUITY FUND
INSTITUTIONAL CLASS
2009            (18.28)%++ $188,920     0.85%        1.00%         0.38%       72%
2008(a)          (6.60)++   211,065     0.86*        1.01*         0.21*        5**
CLASS A
2009            (18.60)%++ $ 43,705     1.10%        1.25%         0.14%       72%
2008(b)          (3.31)++    41,112     1.04*        1.19*         0.52*        5**
DIVIDEND VALUE EQUITY FUND
INSTITUTIONAL CLASS
2009            (14.76)%++ $157,923     0.86%        1.01%         2.96%       65%
2008(a)          (7.28)++   146,164     0.88*        1.03*         2.91*       34**
CLASS A
2009            (15.08)%++ $ 18,238     1.11%        1.26%         2.69%       65%
2008(b)          (1.07)++    11,099     1.06*        1.21*         2.65*       34**
STRATEGIC BALANCED FUND
INSTITUTIONAL CLASS
2009             (7.66)%++ $ 12,038     1.18%        1.23%         3.94%       33%
2008(b)          (2.25)++    23,960     1.35*        1.79*         1.05*        9**
CLASS A
2009             (7.88)%++ $  6,540     1.45%        1.50%         3.50%       33%
2008(b)          (2.27)++     6,860     1.60*        2.04*         0.69*        9**
KEMPNER MULTI-CAP DEEP VALUE EQUITY FUND
INSTITUTIONAL CLASS
2009            (16.33)%   $119,227     0.81%        0.81%         3.02%       12%
2008(a)          (8.69)     153,539     0.82*        0.82*         2.20*       11**
CLASS A
2009            (16.54)%   $ 26,289     1.06%        1.06%         2.76%       12%
2008(b)           0.43       35,014     0.99*        0.99*         1.44*       11**
HOOVER SMALL-MID CAP EQUITY FUND
INSTITUTIONAL CLASS
2009            (26.94)%   $ 80,026     1.25%        1.25%        (0.27)%     273%
2008(a)          (3.90)      64,577     1.33*        1.33*        (0.26)*     110**
CLASS A
2009            (27.15)%   $ 18,840     1.50%        1.50%        (0.51)%     273%
2008(b)          (2.24)      21,288     1.44*        1.44*        (0.73)*     110**

*    ANNUALIZED.

**   NOT ANNUALIZED.

+ TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. TOTAL RETURN FIGURES DO NOT INCLUDE APPLICABLE SALES LOADS.

++ TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN WAIVED AND ASSUMED BY THE ADVISOR DURING THE PERIOD.

++++ AMOUNT REPRESENTS LESS THAN $0.01.

(A)  COMMENCED OPERATIONS ON APRIL 25, 2008.

(B)  COMMENCED OPERATIONS ON JUNE 30, 2008.

(1)  PER SHARE DATA CALCULATED USING THE AVERAGE SHARES METHOD.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                                   FROST FUNDS

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
FOR THE PERIODS ENDED JULY 31,

                                             Net
                                          Realized
                                            and
                                        Unrealized
                                           Gains
                Net Asset      Net      (Losses) on               Dividends  Distributions
                  Value,   Investment   Investments     Total     from Net       from            Total        Net Asset
                Beginning    Income     and Foreign     from     Investment     Realized       Dividends     Value, End
                of Period   (Loss)(1)     Currency   Operations    Income        Gains      & Distributions   of Period
                ---------  ----------   -----------  ----------  ----------  -------------  ---------------  ----------
INTERNATIONAL EQUITY FUND
INSTITUTIONAL CLASS
2009              $ 9.01   $ 0.08       $(1.71)        $(1.63)     $(0.20)    $   --             $(0.20)       $ 7.18
2008(a)            10.00     0.06        (1.05)         (0.99)         --         --                 --          9.01
CLASS A
2009              $ 9.01   $ 0.07       $(1.71)        $(1.64)     $(0.19)    $   --             $(0.19)       $ 7.18
2008(b)             9.31    (0.00)++++   (0.30)         (0.30)         --         --                 --          9.01
LOW DURATION BOND FUND
INSTITUTIONAL CLASS
2009              $10.01   $ 0.47       $ 0.30         $ 0.77      $(0.46)    $(0.00)++++        $(0.46)       $10.32
2008(a)            10.00     0.10         0.01           0.11       (0.10)        --              (0.10)        10.01
CLASS A
2009              $10.01   $ 0.45       $ 0.30         $ 0.75      $(0.44)    $(0.00)++++        $(0.44)       $10.32
2008(b)            10.04     0.03        (0.03)            --       (0.03)        --              (0.03)        10.01
TOTAL RETURN BOND FUND
INSTITUTIONAL CLASS
2009              $ 9.89   $ 0.58       $ 0.28         $ 0.86      $(0.56)    $(0.02)            $(0.58)       $10.17
2008(a)            10.00     0.13        (0.11)          0.02       (0.13)        --              (0.13)         9.89
CLASS A
2009              $ 9.89   $ 0.55       $ 0.28         $ 0.83      $(0.53)    $(0.02)            $(0.55)       $10.17
2008(b)             9.95     0.04        (0.06)         (0.02)      (0.04)        --              (0.04)         9.89
MUNICIPAL BOND FUND
INSTITUTIONAL CLASS
2009              $ 9.94   $ 0.34       $ 0.34         $ 0.68      $(0.34)    $(0.00)++++        $(0.34)       $10.28
2008(a)            10.00     0.09        (0.07)          0.02       (0.08)        --              (0.08)         9.94
CLASS A
2009(c)           $10.06   $ 0.30       $ 0.24         $ 0.54      $(0.32)    $(0.00)++++        $(0.32)       $10.28
LOW DURATION MUNICIPAL BOND FUND
INSTITUTIONAL CLASS
2009              $10.00   $ 0.23       $ 0.22         $ 0.45      $(0.23)    $   --             $(0.23)       $10.22
2008(a)            10.00     0.06         0.00++++       0.06       (0.06)        --              (0.06)        10.00
CLASS A
2009(c)           $10.04   $ 0.18       $ 0.21         $ 0.39      $(0.21)    $   --             $(0.21)       $10.22


                                                   Ratio of
                                                   Expenses
                                                  to Average
                              Net                 Net Assets   Ratio of Net
                            Assets    Ratio of    (Excluding    Investment
                            End of    Expenses   Waivers and  Income (Loss)  Portfolio
                 Total      Period   to Average   Fees Paid     to Average    Turnover
                Return+      (000)   Net Assets  Indirectly)    Net Assets      Rate
                -------    --------  ----------  -----------  -------------  ---------
INTERNATIONAL EQUITY FUND
INSTITUTIONAL CLASS
2009            (17.51)%   $182,004     1.21%       1.21%          1.27%     51%
2008(a)          (9.90)     230,394     1.19*       1.19*          2.25*     16**
CLASS A
2009            (17.65)%   $ 36,191     1.46%       1.46%          1.07%     51%
2008(b)          (3.22)      41,937     1.25*       1.25*         (0.20)*    16**
LOW DURATION BOND FUND
INSTITUTIONAL CLASS
2009              8.00%++  $103,107     0.52%       0.72%          4.77%     56%
2008(a)           1.12++    118,107     0.56*       0.76*          3.88*      8**
CLASS A
2009              7.74%++  $ 22,597     0.77%       0.97%          4.53%     56%
2008(b)          (0.02)++    26,293     0.73*       0.93*          3.32*      8**
TOTAL RETURN BOND FUND
INSTITUTIONAL CLASS
2009              9.08%++  $238,649     0.59%       0.69%          5.97%     67%
2008(a)           0.15++    199,384     0.62*       0.72*          4.78*     12**
CLASS A
2009              8.82%++  $ 54,777     0.84%       0.94%          5.73%     67%
2008(b)          (0.21)++    49,258     0.81*       0.92*          4.69*     12**
MUNICIPAL BOND FUND
INSTITUTIONAL CLASS
2009              6.99%++  $141,775     0.62%       0.72%          3.39%     14%
2008(a)           0.24++    124,174     0.67*       0.77*          3.20*      3**
CLASS A
2009(c)           5.48%++  $    668     0.87%*      0.97%*         3.15%*    14%**+++
LOW DURATION MUNICIPAL BOND FUND
INSTITUTIONAL CLASS
2009              4.51%++  $ 54,257     0.61%       0.81%          2.26%     27%
2008(a)           0.57++     48,699     0.72*       0.92*          2.18*     10**
CLASS A
2009(c)           3.89%++  $    591     0.86%*      1.06%*         1.89%*    27%**+++

*    ANNUALIZED.

**   NOT ANNUALIZED.

+ TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. TOTAL RETURN FIGURES DO NOT INCLUDE APPLICABLE SALES LOADS.

++ TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN WAIVED AND ASSUMED BY THE ADVISOR DURING THE PERIOD.

+++  PORTFOLIO TURNOVER RATE IS FOR THE FUND FOR THE YEAR ENDED JULY 31, 2009.

++++ AMOUNT REPRESENTS LESS THAN $0.01.

(a)  COMMENCED OPERATIONS ON APRIL 25, 2008.

(b)  COMMENCED OPERATIONS ON JUNE 30, 2008.

(c)  COMMENCED OPERATIONS ON AUGUST 28, 2008.

(1)  PER SHARE DATA CALCULATED USING THE AVERAGE SHARES METHOD.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                                   FROST FUNDS

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
FOR THE PERIODS ENDED JULY 31,

                                             Net
                                          Realized
                                            and
                                        Unrealized
                                           Gains
                Net Asset      Net      (Losses) on               Dividends  Distributions
                  Value,   Investment   Investments     Total     from Net       from            Total        Net Asset
                Beginning    Income     and Foreign     from     Investment     Realized       Dividends     Value, End
                of Period   (Loss)(1)     Currency   Operations    Income        Gains      & Distributions   of Period
                ---------  ----------   -----------  ----------  ----------  -------------  ---------------  ----------
KEMPNER TREASURY AND INCOME FUND
INSTITUTIONAL CLASS
2009              $ 9.94     $ 0.01       $ 0.33       $ 0.34      $(0.10)       $(0.04)         $(0.14)       $10.14
2008(a)            10.00       0.12        (0.06)        0.06       (0.12)           --           (0.12)         9.94
LKCM MULTI-CAP EQUITY FUND
INSTITUTIONAL CLASS
2009              $ 9.32     $ 0.04       $(1.47)      $(1.43)     $(0.02)       $(0.81)         $(0.83)       $ 7.06
2008(a)            10.00       0.01        (0.69)       (0.68)         --            --              --          9.32
LKCM SMALL-MID CAP EQUITY FUND
INSTITUTIONAL CLASS
2009              $ 9.57     $(0.03)      $(2.41)      $(2.44)     $   --        $   --          $   --        $ 7.13
2008(a)            10.00      (0.01)       (0.42)       (0.43)         --            --              --          9.57


                                                   Ratio of
                                                   Expenses
                                                  to Average
                              Net                 Net Assets   Ratio of Net
                            Assets    Ratio of    (Excluding    Investment
                            End of    Expenses   Waivers and  Income (Loss)  Portfolio
                 Total      Period   to Average   Fees Paid     to Average    Turnover
                Return+      (000)   Net Assets  Indirectly)    Net Assets      Rate
                -------    --------  ----------  -----------  -------------  ---------
KEMPNER TREASURY AND INCOME FUND
INSTITUTIONAL CLASS
2009              3.50%     $26,128     0.70%        0.70%         0.12%       114%
2008(a)           0.59       21,852     1.00*        1.00*         4.42*         0**
LKCM MULTI-CAP EQUITY FUND
INSTITUTIONAL CLASS
2009            (13.43)%++  $ 9,807     1.35%        1.36%         0.62%        34%
2008(a)          (6.80)      17,389     1.35*        1.46*         0.46*        23**
LKCM SMALL-MID CAP EQUITY FUND
INSTITUTIONAL CLASS
2009            (25.50)%++  $10,778     1.55%        1.63%        (0.42)%       88%
2008(a)          (4.30)++    10,984     1.55*        2.13*        (0.19)*       27**

*    ANNUALIZED.

**   NOT ANNUALIZED.

+ TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. TOTAL RETURN FIGURES DO NOT INCLUDE APPLICABLE SALES LOADS.

++ TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN WAIVED AND ASSUMED BY THE ADVISOR DURING THE PERIOD.

(a)  COMMENCED OPERATIONS ON APRIL 25, 2008.

(1)  PER SHARE DATA CALCULATED USING THE AVERAGE SHARES METHOD.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                                 FROST FUNDS
                                                                   JULY 31, 2009

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION:

The Advisors' Inner Circle Fund II (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated July 24, 1992. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with thirty funds. The financial statements herein relate to the Trust's Frost Funds. The Frost Funds include the Frost Core Growth Equity Fund, Frost Dividend Value Equity Fund, Frost Strategic Balanced Fund, Frost Kempner Multi-Cap Deep Value Equity Fund, Frost Hoover Small-Mid Cap Equity Fund, Frost International Equity Fund, Frost Low Duration Bond Fund, Frost Total Return Bond Fund, Frost Municipal Bond Fund, Frost Low Duration Municipal Bond Fund, Frost Kempner Treasury and Income Fund, Frost LKCM Multi-Cap Equity Fund and Frost LKCM Small-Mid Cap Equity Fund (each a "Fund" and collectively the "Funds"). Frost Core Growth Equity Fund seeks to achieve long-term capital appreciation. Frost Dividend Value Equity Fund, Frost Strategic Balanced Fund and Frost International Equity Fund seek to achieve long-term capital appreciation and current income. Frost Kempner Multi-Cap Deep Value Equity Fund seeks to generate a total pre-tax return, including capital growth and dividends, greater than the rate of inflation over a three-to-five year period. Frost Hoover Small-Mid Cap Equity Fund seeks to maximize total return. Frost Low Duration Bond Fund and Frost Total Return Bond Fund both seek to maximize total return, consisting of income and capital appreciation, consistent with the preservation of principal. Frost Municipal Bond Fund seeks to provide a consistent level of current income exempt from federal income tax with a secondary emphasis on maximizing total return through capital appreciation. Frost Low Duration Municipal Bond Fund seeks to provide a consistent level of current income exempt from federal income tax with a secondary emphasis on maximizing total return. Frost Kempner Treasury and Income Fund seeks to provide current income consistent with the preservation of capital. Both Frost LKCM Multi-Cap Equity Fund and Frost LKCM Small-Mid Cap Equity Fund seek to maximize long-term capital appreciation. The Funds may change their investment objective without shareholder approval. The financial statements of the remaining funds in the Trust are presented separately. The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held. The Funds currently offer Institutional Class Shares and Class A Shares.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Funds:

     USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

     Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Funds' Board of Trustees (the "Board"). The Funds' Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the

THE ADVISORS' INNER CIRCLE FUND II                                 FROST FUNDS
                                                                   JULY 31, 2009

     security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine its value after taking into consideration relevant information reasonably available to the Committee.

     The Frost International Equity Fund uses FT Interactive Data Corp. ("FT") as a third party fair valuation vendor. FT provides a fair value for foreign securities held by the Fund based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by FT in the event that there is a movement in the U.S. market that exceeds a specific threshold established by the Committee. The Committee establishes a "confidence interval" which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Frost International Equity Fund values the non-U.S. securities in its portfolio that exceed the applicable "confidence interval" based upon the fair values provided by FT. In such event, it is not necessary to hold a Committee meeting. In the event that the Adviser believes that the fair values provided by FT are not reliable, the Adviser contacts the Funds administrator and may request that a meeting of the Committee be held.

     For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security's last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time a Fund calculates net asset value if an event that could materially affect the value of those securities (a "Significant Event") has occurred between the time of the security's last close and the time that a Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the Adviser of the Funds becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which a Fund calculates net asset value, it may request that a Committee meeting be called. In addition, the Fund's Administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time a Fund calculates net asset value. If price movements in a monitored index or security exceed levels established by the Administrator, the Administrator notifies the Adviser if a Fund is holding a relevant security that such limits have been exceeded. In such event, the Adviser makes the determination whether a Committee meeting should be called based on the information provided.

     If a local market in which the Funds own securities is closed for one or more days, the Funds shall value all securities held in that corresponding currency based on the fair value prices provided by FT using the predetermined confidence interval discussed above.

     Statement of Financial Accounting Standards ("SFAS") No. 157 provides enhanced guidance for using fair value to measure assets and liabilities. SFAS No. 157 establishes a fair value hierarchy and specifies that a valuation technique used to measure fair value shall maximize the use of observable inputs and minimize the use of unobservable inputs. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level
     3).

     In April 2009, FASB Staff Position No. 157-4 -- DETERMINING FAIR VALUE WHEN THE VOLUME AND LEVEL OF ACTIVITY FOR THE ASSET OR LIABILITY HAVE SIGNIFICANTLY DECREASED AND IDENTIFYING TRANSACTIONS THAT ARE NOT ORDERLY ("FSP 157-4") was issued. FSP 157-4 clarifies the process for measuring the fair value of financial instruments when the markets become inactive and quoted prices may reflect distressed transactions. FSP 157-4 provides a non-exclusive list of factors a reporting entity should consider when determining whether there has been a significant decrease in the volume and level of activity for an asset or liability when compared with normal market activity. Under FSP 157-4, if a reporting entity concludes there has been a significant decrease in volume and level of activity for the asset or liability (or similar assets or liabilities), transactions or quoted prices may not be determinative of fair value. Further analysis of the transactions or quoted prices is needed, and a significant adjustment to the transactions or quoted prices may be necessary to estimate fair value in accordance with FASB Statement No. 157 -- FAIR VALUE MEASUREMENT. FSP 157-4 is effective for

THE ADVISORS' INNER CIRCLE FUND II                                 FROST FUNDS
                                                                   JULY 31, 2009

     interim and annual reporting periods ending after June 15, 2009, and shall be applied prospectively.

     The three levels of the fair value hierarchy under SFAS No. 157 are described below:

          - Level 1 -- Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

          - Level 2 -- Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

          - Level 3 -- Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

     As required by SFAS No.157, investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement. The table below sets forth information about the level within the fair value hierarchy at which the Funds' investments are measured at July 31, 2009.

INVESTMENTS IN SECURITIES                     LEVEL 1     LEVEL 2   LEVEL 3       TOTAL
-------------------------                  ------------   -------   -------   ------------
CORE GROWTH EQUITY FUND
   Common Stock                            $220,871,941     $--       $--     $220,871,941
   Cash Equivalent                           13,137,818      --        --       13,137,818
                                           ------------     ---       ---     ------------
Total Investments in Securities            $234,009,759     $--       $--     $234,009,759
                                           ============     ===       ===     ============
DIVIDEND VALUE EQUITY FUND
   Common Stock                            $172,054,482     $--       $--     $172,054,482
   Cash Equivalent                            7,783,058      --        --        7,783,058
                                           ------------     ---       ---     ------------
Total Investments in Securities            $179,837,540     $--       $--     $179,837,540
                                           ============     ===       ===     ============
STRATEGIC BALANCED FUND
   Registered Investment Companies         $ 17,483,122     $--       $--     $ 17,483,122
   Common Stock                                 547,010      --        --          547,010
   Cash Equivalent                              572,994      --        --          572,994
                                           ------------     ---       ---     ------------
Total Investments in Securities            $ 18,603,126     $--       $--     $ 18,603,126
                                           ============     ===       ===     ============
KEMPNER MULTI-CAP DEEP VALUE EQUITY FUND
   Common Stock                            $132,960,427     $--       $--     $132,960,427
   Cash Equivalent                           12,063,470      --        --       12,063,470
                                           ------------     ---       ---     ------------
Total Investments in Securities            $145,023,897     $--       $--     $145,023,897
                                           ============     ===       ===     ============
HOOVER SMALL-MID CAP EQUITY FUND
   Common Stock                            $ 92,213,578     $--       $--     $ 92,213,578
   Cash Equivalent                            6,497,615      --        --        6,497,615
                                           ------------     ---       ---     ------------
Total Investments in Securities            $ 98,711,193     $--       $--     $ 98,711,193
                                           ============     ===       ===     ============
INTERNATIONAL EQUITY FUND
   Common Stock                            $210,884,824     $--       $--     $210,884,824
   Cash Equivalent                           17,697,045      --        --       17,697,045
                                           ------------     ---       ---     ------------
Total Investments in Securities            $228,581,869     $--       $--     $228,581,869
                                           ============     ===       ===     ============

THE ADVISORS' INNER CIRCLE FUND II                                 FROST FUNDS
                                                                   JULY 31, 2009

INVESTMENTS IN SECURITIES                 LEVEL 1        LEVEL 2       LEVEL 3         TOTAL
-------------------------               -----------   ------------   -----------   ------------
LOW DURATION BOND FUND
   Asset-Backed Securities              $        --   $ 47,527,783   $        --   $ 47,527,783
   Corporate Obligations                         --     31,617,363            --     31,617,363
   U.S. Government Agency Obligations            --     28,409,444            --     28,409,444
   Municipal Bonds                               --      8,665,652            --      8,665,652
   U.S. Treasury Obligations              7,879,742             --            --      7,879,742
   Cash Equivalent                          720,466             --            --        720,466
                                        -----------   ------------   -----------   ------------
Total Investments in Securities         $ 8,600,208   $116,220,242   $        --   $124,820,450
                                        ===========   ============   ===========   ============
TOTAL RETURN BOND FUND
   Asset-Backed Securities              $        --   $106,535,618   $        --   $106,535,618
   Mortgage-Backed Securities                    --     68,211,001    16,687,758     84,898,759
   Corporate Obligations                         --     83,194,333            --     83,194,333
   Municipal Bonds                               --      5,299,361            --      5,299,361
   U.S. Government Agency Obligation             --      2,674,506            --      2,674,506
   Cash Equivalent                       14,578,957             --            --     14,578,957
                                        -----------   ------------   -----------   ------------
Total Investments in Securities         $14,578,957   $265,914,819   $16,687,758   $297,181,534
                                        ===========   ============   ===========   ============
MUNICIPAL BOND FUND
   Municipal Bonds                      $        --   $140,279,291   $        --   $140,279,291
   Cash Equivalent                        4,796,094             --            --      4,796,094
                                        -----------   ------------   -----------   ------------
Total Investments in Securities         $ 4,796,094   $140,279,291   $        --   $145,075,385
                                        ===========   ============   ===========   ============
LOW DURATION MUNICIPAL BOND FUND
   Municipal Bonds                      $        --   $ 46,965,600   $        --   $ 46,965,600
   Cash Equivalent                        7,471,880             --            --      7,471,880
                                        -----------   ------------   -----------   ------------
Total Investments in Securities         $ 7,471,880   $ 46,965,600   $        --   $ 54,437,480
                                        ===========   ============   ===========   ============
KEMPNER TREASURY AND INCOME FUND
   U.S. Treasury Obligations            $19,698,650   $         --   $        --   $ 19,698,650
   Cash Equivalent                        6,395,254             --            --      6,395,254
                                        -----------   ------------   -----------   ------------
Total Investments in Securities         $26,093,904   $         --   $        --   $ 26,093,904
                                        ===========   ============   ===========   ============
LKCM MULTI-CAP EQUITY FUND
   Common Stock                         $ 9,755,581   $         --   $        --   $  9,755,581
   Cash Equivalent                           56,880             --            --         56,880
                                        -----------   ------------   -----------   ------------
Total Investments in Securities         $ 9,812,461   $         --   $        --   $  9,812,461
                                        ===========   ============   ===========   ============
LKCM SMALL-MID CAP EQUITY FUND
   Common Stock                         $10,428,261   $         --   $        --   $ 10,428,261
   Cash Equivalent                          652,587             --            --        652,587
                                        -----------   ------------   -----------   ------------
Total Investments in Securities         $11,080,848   $         --   $        --   $ 11,080,848
                                        ===========   ============   ===========   ============

OTHER FINANCIAL INSTRUMENTS*   LEVEL 1    LEVEL 2   LEVEL 3     TOTAL
----------------------------   -------   --------   -------   --------
International Equity Fund        $--     $(26,502)    $--     $(26,502)

* OTHER FINANCIAL INSTRUMENTS ARE FORWARD FOREIGN CURRENCY CONTRACTS NOT REFLECTED IN THE SCHEDULE OF INVESTMENTS.

THE ADVISORS' INNER CIRCLE FUND II                                 FROST FUNDS
                                                                   JULY 31, 2009

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value:

                                            INVESTMENTS IN
                                            MORTGAGE-BACKED
TOTAL RETURN BOND FUND                         SECURITIES
----------------------                      ---------------
BALANCE AS OF 7/31/08                         $    86,680
Accrued discounts/premiums                             --
Realized gain/(loss)                                   --
Change in unrealized
   appreciation/(depreciation)                 (2,351,135)
Net purchase/(sales)                                   --
Net transfers in/and or out of Level 3         18,952,213
                                              -----------
BALANCE AS OF 7/31/09                         $16,687,758
                                              ===========

                                             INVESTMENTS IN
                                               MUNICIPAL
LOW DURATION MUNICIPAL BOND FUND                 BONDS
--------------------------------            ---------------
BALANCE AS OF 7/31/08                         $ 1,225,000
Accrued discounts/premiums                             --
Realized gain/(loss)                                   --
Change in unrealized
   appreciation/(depreciation)                         --
Net purchase/(sales)                           (1,225,000)
Net transfers in/and or out of Level 3                 --
                                              -----------
BALANCE AS OF 7/31/09                         $        --
                                              ===========

FEDERAL INCOME TAXES -- It is each Fund's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income. Accordingly, no provision for Federal income taxes has been made in the financial statements. The Frost International Equity Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Frost International Equity Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether it is "more-likely-than-not" (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provision in the current period. However, management's conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sales of investment securities are based on specific identification method. Dividend income is recognized on the ex-dividend date, interest income is recognized on an accrual basis and includes the amortization of premiums and the accretion of discount. Realized gains (losses) on paydowns of mortgage-backed and asset-backed securities are recorded as an adjustment to interest income.

FOREIGN CURRENCY TRANSLATION -- The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized gains and losses on investments and net change in unrealized appreciation (depreciation) on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from forward foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds' books and the U.S. dollar equivalent amounts actually received or paid.

FORWARD FOREIGN CURRENCY CONTRACTS -- The International Equity Fund will hedge currency exposure utilizing forward foreign currency contracts if deemed appropriate by the portfolio management team. Currency hedging, if utilized, is to protect the investment thesis for a given stock from being significantly undermined by dollar/foreign currency fluctuations when the Advisor perceives currency risk to be high. All forward foreign currency contracts are "marked-to-market" daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded currently. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the period are recognized as ordinary income or loss for Federal income tax purposes. The International Equity Fund could be

THE ADVISORS' INNER CIRCLE FUND II                                 FROST FUNDS
                                                                   JULY 31, 2009

     exposed to risk if the counterparties to the contracts are unable to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Additionally, the risk exists that losses could exceed amounts disclosed on the Schedule of Investments or the Statement of Assets and Liabilities.

     RECENT ACCOUNTING PRONOUNCEMENTS -- In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards
     (SFAS) No. 161, Disclosures about Derivative Instruments and Hedging Activities. SFAS No. 161 was adopted by the Funds effective August 1, 2008. SFAS No. 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operations and financial position. Management has evaluated the implications of SFAS No. 161, and has determined there is no impact on the Funds' financial statement disclosure.

     REPURCHASE AGREEMENTS -- In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities ("collateral"), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. In the event of default on the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings. As of July 31, 2009, none of the Funds held repurchase agreements.

     EXPENSES -- Expenses of the Trust can be directly attributed to a particular fund are borne by that fund. Expenses which cannot be directly attributed to a Fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets. In addition to the expenses reflected on the statement of operations, the Strategic Balanced Fund indirectly bears expenses of the underlying funds (registered investment companies) in which it invests. Because each of the underlying funds have varied expense and fee levels, and the Strategic Balanced Fund may own different amounts of shares of these funds at different times, the amount of fees and expenses incurred indirectly will vary.

     CLASSES -- Class specific expenses are borne by that class of shares. Income, realized and unrealized gain (loss), and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Frost Core Growth Equity Fund, Frost Hoover Small-Mid Cap Equity Fund, Frost International Equity Fund, Frost LKCM Multi-Cap Equity Fund and Frost LKCM Small-Mid Cap Equity Fund each distribute their net investment income and make distributions of their net realized capital gains, if any, at least annually. The Frost Dividend Value Equity Fund,Frost Kempner Multi-Cap Deep Value Equity Fund, Frost Strategic Balanced Fund, Frost Low Duration Bond Fund, Frost Total Return Bond Fund, Frost Municipal Bond Fund, Frost Low Duration Municipal Bond Fund and Frost Kempner Treasury and Income Fund each distribute their net investment income monthly and make distributions of their net realized capital gains, if any, at least annually.

     OFFERING COSTS -- The Funds offering costs, which include registration fees, typesetting and prospectus printing, and preparation of the initial registration statement, were amortized over a twelve-month period from inception.

     REDEMPTION FEES -- The Frost International Equity Fund retains a redemption fee of 2.00% on redemptions of capital shares held for less than thirty days. For the year ended July 31, 2009, the Fund retained no such fees.

     LINE OF CREDIT -- The Funds entered into an agreement which enables them to participate in a $10 million unsecured committed revolving line of credit on a first come, first serve basis, with Union Bank, N.A. (the "Custodian") which expires April 25, 2010. The proceeds from the borrowings shall be used to finance the Funds' short-term general working capital requirements, including the funding of shareholder redemptions. Interest is charged to the Funds based on their borrowings during the year at the Custodian's current reference rate minus 1%. As of July 31, 2009, the Funds had no borrowings outstanding. Listed below are the Funds which had outstanding balances during the year ended July 31, 2009:

THE ADVISORS' INNER CIRCLE FUND II                                 FROST FUNDS
                                                                   JULY 31, 2009

                                     MAXIMUM       NUMBER       AVERAGE     DAILY WEIGHTED
                                     AMOUNT       OF DAYS     OUTSTANDING       AVERAGE      INTEREST
                                    BORROWED    OUTSTANDING     BALANCE      INTEREST RATE     PAID
                                   ----------   -----------   -----------   --------------   --------
Core Growth Equity Fund            $  771,552         2       $  771,552         5.00%        $  214
Strategic Balanced Fund               979,669        45          588,906         4.62          3,912
Hoover Small-Mid Cap Equity Fund      955,532         5          955,532         4.50            597
International Equity Fund           2,057,404         4        1,807,404         5.00          1,004
Low Duration Bond Fund                589,832         2          589,832         5.00            164
Total Return Bond Fund                279,962         5          279,962         4.00            155
LKCM Multi-Cap Equity Fund            101,993        21           67,875         4.71            189
LKCM Small-Mid Cap Equity Fund      2,389,391        70          511,593         4.28          3,718

3. TRANSACTIONS WITH AFFILIATES:

Certain officers and a trustee of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator"), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust. A portion of the services provided by the Chief Compliance Officer ("CCO") and his staff, whom are the employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust's Advisors and service providers as required by SEC regulations. The CCO's services have been approved by and are reviewed by the Board.

4. ADMINISTRATION, DISTRIBUTION, TRANSFER AGENT AND CUSTODIAN AGREEMENTS:

The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services to the Funds at an annual rate of: 0.10% on the first $2 billion of the Funds' aggregate average daily net assets; 0.08% on the next $1 billion of the Funds' aggregate average daily net assets; and 0.06% on the Funds' aggregate average daily net assets over $3 billion. The minimum annual administration fee is $900,000 for the initial 8 Funds. The minimum annual administration fee will increase by $90,000 for each additional fund established. There is also a minimum annual administration fee of $15,000 per additional class.

The Trust and Distributor are parties to a Distribution Plan dated May 31, 2000, amended and restated November 16, 2004. The Funds have adopted a Distribution Plan (the "Plan") for the Class A Shares. Under the Plan, the Distributor, or third parties that enter into agreements with the Distributor, may receive up to 0.25% of each Fund's average net assets attributable to the Class A Shares as compensation for distribution services.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Funds under a transfer agency agreement with the Trust. The Funds may earn cash management credits which can be used to offset transfer agent expenses. These credit amounts are listed as "Fees Paid Indirectly" on the Statements of Operations.

Union Bank, N.A. serves as custodian (the "Custodian") for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

5. INVESTMENT ADVISORY AGREEMENT:

Frost Investment Advisors, LLC (the "Adviser"), a Delaware limited liability corporation formed in 2007, serves as the investment adviser to the Funds. The Adviser is a wholly owned non-banking subsidiary of The Frost National Bank. For its services, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at the following annual rates based on the average daily net assets of each Fund. The Adviser has voluntarily agreed to reduce its investment advisory fees for certain Funds as set forth below ("Voluntary Fee Reduction"). In addition, the Adviser has voluntarily agreed to further reduce its fees and/or reimburse expenses to the extent necessary to keep from exceeding certain levels as set forth below ("Expense Limitation"). The Adviser may discontinue all or part of these fee reductions or reimbursements at any time.

THE ADVISORS' INNER CIRCLE FUND II                                   FROST FUNDS
                                                                   JULY 31, 2009

The table below shows the rate of each Fund's investment advisory fee and the Adviser's voluntary Expense Limitation for each Fund.

                                        ADVISORY FEE           ADVISER'S   INSTITUTIONAL     CLASS
                                            BEFORE             VOLUNTARY      CLASS            A
                                        VOLUNTARY FEE             FEE         EXPENSE       EXPENSE
FUND                                      REDUCTION            REDUCTION    LIMITATION     LIMITATION
----                             ---------------------------   ---------   -------------   ----------
Core Growth Equity Fund                       0.80%               0.15%        1.25%          1.50%
Dividend Value Equity Fund                    0.80%               0.15%        1.25%          1.50%
Strategic Balanced Fund                       0.70%               0.05%        1.35%          1.60%
Kempner Multi-Cap Deep
Value Equity Fund                             0.59%               None         1.05%          1.30%
Hoover Small-Mid Cap
Equity Fund                      1.00% for assets up to $100      None         1.55%          1.80%
                                           million
                                  0.85% for assets over $100
                                           million
International Equity Fund        0.95% for assets up to $150      None         1.45%          1.70%
                                           million
                                  0.90% for assets over $150
                                           million
Low Duration Bond Fund                        0.50%               0.20%        0.95%          1.20%
Total Return Bond Fund                        0.50%               0.10%        0.95%          1.20%
Municipal Bond Fund                           0.50%               0.10%        1.05%          1.30%
Low Duration Municipal
Bond Fund                                     0.50%               0.20%        1.15%          1.40%
Kempner Treasury and
Income Fund                                   0.35%               None         1.05%         1.30%*
LKCM Multi-Cap Equity Fund                    0.75%               None         1.35%         1.60%*
LKCM Small-Mid Cap Equity Fund                0.90%               None         1.55%         1.80%*

*    Class is registered but not yet opened.

If at any point it becomes unnecessary for the Adviser to make Expense Limitation reimbursements, the Adviser may retain the difference between the "Total Annual Fund Operating Expenses" and the aforementioned Expense Limitations to recapture all or a portion of its prior Expense Limitation reimbursements made during the preceding three year period. The Advisor, however, will not be permitted to recapture any amount that is attributable to its Voluntary Fee Reduction. During the year ended July 31, 2009, the Adviser recaptured $0 of prior Expense Limitation reimbursements. At July 31, 2009, the remaining amount the Adviser may seek as reimbursement of previously waived fees and reimbursed expenses for the LKCM Multi-Cap Equity Fund and LKCM Small-Mid Cap Equity Fund was $6,872 and $23,475, respectively.

As of July 31, 2009, the Adviser has entered into investment sub-advisory agreements with the following parties and pays the sub-advisers out of the fee that it receives from the Funds:

INVESTMENT SUB-ADVISER

KEMPNER MULTI-CAP DEEP VALUE EQUITY FUND
Kempner Capital Management, Inc.

HOOVER SMALL-MID CAP EQUITY FUND
Hoover Investment Management Co., LLC

INTERNATIONAL EQUITY FUND
Thornburg Investment Management, Inc.

KEMPNER TREASURY AND INCOME FUND
Kempner Capital Management, Inc.

LKCM MULTI-CAP EQUITY FUND
Luther King Capital Management Corporation

LKCM SMALL-MID CAP EQUITY FUND
Luther King Capital Management Corporation

6. INVESTMENT TRANSACTIONS:

The cost of security purchases and the proceeds from the sales and maturities of securities, other than short-term investments, for the year ended July 31, 2009 were as follows:

                             U.S. GOV'T       OTHER         TOTAL
                             ----------   ------------   ------------
CORE GROWTH EQUITY FUND
Purchases                       $ --      $169,275,893   $169,275,893
Sales                             --       135,570,142    135,570,142
DIVIDEND VALUE EQUITY FUND
Purchases                         --       143,397,247    143,397,247
Sales                             --        87,352,936     87,352,936
STRATEGIC BALANCED FUND
Purchases                       $ --      $  6,702,930   $  6,702,930
Sales                             --        12,680,701     12,680,701
KEMPNER MULTI-CAP DEEP
   VALUE EQUITY FUND
Purchases                         --        15,324,827     15,324,827
Sales                             --        24,411,779     24,411,779

THE ADVISORS' INNER CIRCLE FUND II                                   FROST FUNDS
                                                                   JULY 31, 2009

                             U.S. GOV'T        OTHER          TOTAL
                            ------------   ------------   ------------
HOOVER SMALL-MID CAP
   EQUITY FUND
Purchases                   $         --   $250,789,185   $250,789,185
Sales                                 --    211,650,632    211,650,632
INTERNATIONAL EQUITY FUND
Purchases                             --     88,149,350     88,149,350
Sales                                 --     92,824,812     92,824,812
LOW DURATION BOND FUND
Purchases                     25,147,274     39,878,394     65,025,668
Sales                         32,098,338     36,733,674     68,832,012
TOTAL RETURN BOND FUND
Purchases                     63,497,152    132,964,190    196,461,342
Sales                        120,780,206     27,607,533    148,387,739
MUNICIPAL BOND FUND
Purchases                             --     35,264,577     35,264,577
Sales                                 --     18,519,577     18,519,577
LOW DURATION MUNICIPAL
   BOND FUND
Purchases                   $         --   $ 19,523,275   $ 19,523,275
Sales                                 --     11,315,000     11,315,000
KEMPNER TREASURY AND
   INCOME FUND
Purchases                     23,526,467             --     23,526,467
Sales                         18,858,084             --     18,858,084
LKCM MULTI-CAP
   EQUITY FUND
Purchases                             --      3,743,312      3,743,312
Sales                                 --      7,553,316      7,553,316
LKCM SMALL-MID CAP
   EQUITY FUND
Purchases                             --     13,675,116     13,675,116
Sales                                 --      8,815,673      8,815,673


7. FEDERAL TAX INFORMATION:

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from U.S. generally accepted accounting principles. These differences are primarily due to wash sales and differing book and tax treatments for foreign currency transactions and certain net operating losses which, for tax purposes, are not available to offset future income. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to undistributed net investment income, paid-in capital or accumulated net realized loss, as appropriate, in the period that the differences arise.

Permanent book and tax differences resulted in the reclassification of the following:

                                       UNDISTRIBUTED   ACCUMULATED
                                      NET INVESTMENT    REALIZED
                                       INCOME (LOSS)   GAIN (LOSS)   PAID-IN CAPITAL
                                      --------------   -----------   ---------------
Core Growth Equity Fund                 $    1,643     $        --     $  (1,643)
Dividend Value Equity Fund                  (1,294)          1,294            --
Strategic Balanced Fund                      2,405              --        (2,405)
Kempner Multi-Cap Deep Value Equity        126,953        (126,953)           --
Hoover Small-Mid Cap Equity                263,037          27,840      (290,877)
International Equity Fund                3,836,030      (3,836,030)           --
Low Duration Bond Fund                    (137,593)        137,593            --
Total Return Bond Fund                    (384,468)        384,468            --
Low Duration Municipal Bond Fund                37             (37)           --
Kempner Treasury and Income Fund           204,460        (204,460)           --
LKCM Multi-Cap Equity Fund                    (555)            555            --
LKCM Small-Mid Cap Equity Fund              43,516           1,235       (44,751)

These differences are primarily due to differing book and tax treatment of net operating loss, investment in master limited partnerships, reclassification of distributions and nondeductible excise tax paid, REIT adjustments, and foreign exchange gain/loss. These reclassifications had no effect on the net assets or net asset value.

The tax character of dividends and distributions declared during the year ended July 31, 2009 was as follows:

                                           ORDINARY      LONG-TERM
                             TAX EXEMPT     INCOME     CAPITAL GAINS     TOTAL
                             ----------   ---------    -------------   ----------
Core Growth Equity Fund
2009                            $ --      $  488,278     $       --    $  488,278
Dividend Value Equity Fund
2009                              --       4,264,560      3,115,124     7,379,684
2008                              --       1,180,069             --     1,180,069

THE ADVISORS' INNER CIRCLE FUND II                                   FROST FUNDS
                                                                   JULY 31, 2009

                                                           ORDINARY      LONG-TERM
                                            TAX EXEMPT      INCOME     CAPITAL GAINS      TOTAL
                                           -----------   -----------   -------------   -----------
Strategic Balanced Fund
2009                                       $        --   $   789,798    $        --    $   789,798
2008                                                --        46,995             --         46,995
Kempner Multi-Cap Deep Value Equity Fund
2009                                                --     4,258,015      2,833,938      7,091,953
2008                                                --     1,054,118             --      1,054,118
Hoover Small-Mid Cap Equity Fund
2009                                                --            --        849,881        849,881
International Equity Fund
2009                                                --     5,119,469             --      5,119,469
Low Duration Bond Fund
2009                                                --     6,103,101             --      6,103,101
2008                                                --     1,233,735             --      1,233,735
Total Return Bond Fund
2009                                                --    14,548,150        211,175     14,759,325
2008                                                --     2,641,478             --      2,641,478
Municipal Bond Fund
2009                                         4,481,021            --         30,824      4,511,845
2008                                         1,049,963            --             --      1,049,963
Low Duration Municipal Bond Fund
2009                                         1,199,331            --             --      1,199,331
2008                                           273,579            --             --        273,579
Kempner Treasury and Income Fund
2009                                                --        30,083        311,018        341,101
2008                                                --       268,544             --        268,544
LKCM Multi-Cap Equity Fund
2009                                                --        23,239      1,465,577      1,488,816

As of July 31, 2009, the components of Distributable Earnings (Accumulated Losses) on a tax basis were as follows:


                                                       UNDISTRIBUTED
                                       UNDISTRIBUTED     LONG-TERM
                      UNDISTRIBUTED      TAX-EXEMPT       CAPITAL      CAPITAL LOSS    POST-OCTOBER
                     ORDINARY INCOME       INCOME           GAIN       CARRYFORWARDS      LOSSES
                     ---------------   -------------   -------------   -------------   ------------
Core Growth
   Equity Fund         $  331,553         $     --       $       --    $ (7,058,150)   $(37,610,043)
Dividend Value
   Equity Fund            169,325               --               --      (5,431,775)    (24,426,626)
Strategic
   Balanced Fund           23,938               --               --      (1,632,619)     (1,208,017)
Deep Value
   Equity Fund            287,686               --               --        (104,736)     (5,103,161)
Hoover Small-Mid
   Cap Equity Fund             --               --               --     (12,533,792)    (24,492,895)
International
   Equity Fund          1,862,132               --               --      (9,999,854)    (20,081,630)
Low Duration
   Bond Fund              516,562               --               --        (170,609)       (520,867)
Total Return
   Bond Fund            2,831,095               --        1,766,583              --              --
Municipal
   Bond Fund                   --          399,309          148,544              --              --
Low Duration
   Municipal
   Bond Fund                   --           94,229               --              --              --
Kempner Treasury
   and Income Fund             --               --          234,464              --              --
LKCM Multi-Cap
   Equity Fund             68,542               --               --        (272,679)     (1,571,337)
LKCM Small-Mid
   Cap Equity Fund             --               --               --        (837,908)     (3,256,747)

                                                                      TOTAL
                         POST-                                     DISTRIBUTABLE
                        OCTOBER       UNREALIZED        OTHER         EARNINGS
                       CURRENCY      APPRECIATION     TEMPORARY    (ACCUMULATED
                        LOSSES      (DEPRECIATION)   DIFFERENCES      LOSSES)
                     ------------   --------------   -----------   -------------
Core Growth
   Equity Fund       $         --    $ 22,149,304    $        --   $(22,187,336)
Dividend Value
   Equity Fund                 --       2,659,987       (169,478)   (27,198,567)
Strategic
   Balanced Fund               --      (4,138,157)       (20,783)    (6,975,638)
Deep Value
   Equity Fund                 --     (50,378,394)      (289,413)   (55,588,018)
Hoover Small-Mid
   Cap Equity Fund             --      15,237,112             --    (21,789,575)
International
   Equity Fund         (1,497,481)     (5,917,246)        26,504    (35,607,575)
Low Duration
   Bond Fund                   --       4,070,186       (458,227)     3,437,045
Total Return
   Bond Fund                   --        (150,313)    (1,523,461)     2,923,904
Municipal
   Bond Fund                   --       5,250,234       (398,762)     5,399,325
Low Duration
   Municipal
   Bond Fund                   --       1,454,061        (93,780)     1,454,510
Kempner Treasury
   and Income Fund             --         828,967             --      1,063,431
LKCM Multi-Cap
   Equity Fund                 --         845,996             --       (929,478)
LKCM Small-Mid
   Cap Equity Fund             --        (616,600)            --     (4,711,255)

THE ADVISORS' INNER CIRCLE FUND II                                 FROST FUNDS
                                                                   JULY 31, 2009

For Federal income tax purposes, capital loss carryforwards represent realized losses that a Fund may carry forward for a maximum period of eight years and apply against future net realized gains. The capital loss carryforwards for the Funds in the table above will expire July 31, 2017.

Post-October losses represent losses realized on investments and foreign currency transactions from November 1, 2008 through July 31, 2009 that, in accordance with Federal income tax regulations, a Fund may elect to defer and treat as having arisen in the following year.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at July 31, 2009 were as follows:

                                                                                       NET UNREALIZED
                                              FEDERAL     APPRECIATED    DEPRECIATED    APPRECIATION
                                             TAX COST      SECURITIES    SECURITIES    (DEPRECIATION)
                                           ------------   -----------   ------------   --------------
Core Growth Equity Fund                    $211,860,455   $32,921,614   $(10,772,310)   $ 22,149,304
Dividend Value Equity Fund                  177,177,553    19,392,809    (16,732,822)      2,659,987
Strategic Balanced Fund                      22,741,283       319,072     (4,457,229)     (4,138,157)
Kempner Multi-Cap Deep Value Equity Fund    195,402,291     9,323,768    (59,702,162)    (50,378,394)
Hoover Small-Mid Cap Equity Fund             83,474,081    16,285,016     (1,047,904)     15,237,112
International Equity Fund                   234,339,045    21,354,881    (27,112,057)     (5,757,176)
Low Duration Bond Fund                      120,750,264     5,148,775     (1,078,589)      4,070,186
Total Return Bond Fund                      297,331,847    17,244,044    (17,394,357)       (150,313)
Municipal Bond Fund                         139,825,151     5,531,033       (280,799)      5,250,234
Low Duration Municipal Bond Fund             52,983,419     1,495,326        (41,265)      1,454,061
Kempner Treasury and Income Fund             25,264,937       943,234       (114,267)        828,967
LKCM Multi-Cap Equity Fund                    8,966,465     1,517,945       (671,949)        845,996
LKCM Small-Mid Cap Equity Fund               11,697,448       679,660     (1,296,260)       (616,600)

8. SECURITIES LENDING:

Each Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Board. These loans may not exceed 33 1/3% of the total asset value of the Fund (including the loan collateral). No Fund will lend portfolio securities to its investment adviser, sub-adviser or their affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. Government securities, and the collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily, although the borrower will be required to deliver collateral of 102% of the market value of borrowed securities. Cash collateral received may be invested in accordance within the guidelines approved by the Funds' Adviser. Any loss from investments of cash collateral is at the relevant Fund's risk. Investments purchased with cash collateral are presented on the Schedules of Investments. The securities lending agent and the borrower retain a portion of the earnings from the collateral investments, with the remainder being retained by the Fund. The Funds record securities lending income net of such allocations. As of July 31, 2009, none of the Funds had securities on loan.

Although the risk of lending is mitigated by the collateral, a Fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return them.

9. RISKS:

At July 31, 2009, the net assets of the Frost International Equity Fund were substantially comprised of foreign denominated securities and/or currency. Changes in currency exchange rates will affect the value of, and investment income from, such securities and currency.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibly lower level of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

The Strategic Balanced Fund, Low Duration Bond Fund and Total Return Bond Fund invest in mortgage-related or other asset backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations

THE ADVISORS' INNER CIRCLE FUND II                                 FROST FUNDS
                                                                   JULY 31, 2009

("CMOs"), commercial mortgage-backed securities, CMO residuals, stripped mortgage-backed securities and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. The value of some mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates, decreases in real estate values and early repayment of principal on some mortgage-related securities may expose a Fund to a lower rate of return upon reinvestment of principal. The value of these securities may also fluctuate in response to the market's perception of the creditworthiness of the issuers. Additionally, although certain mortgages and mortgage-related securities are supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

10. IN-KIND TRANSFERS:

IN-KIND TRANSFERS -- On April 25, 2008, the Institutional Class Shares of the Funds commenced operations as a result of the contribution in-kind from a common trust fund managed by the Adviser. As a result of the transfer, the securities were exchanged on a tax-free basis as follows:

                                             SHARES                     UNREALIZED
                                             ISSUED      NET ASSETS    GAIN (LOSS)
                                           ----------   ------------   -----------
Core Growth Equity Fund                    21,440,658   $214,406,577   $33,737,637
Dividend Value Equity Fund                 15,114,772    151,147,774    15,439,050
Kempner Multi-Cap Deep Value Equity Fund   16,814,435    168,144,253     2,865,315
Hoover Small-Mid Cap Equity Fund            6,501,182     65,011,825     6,825,872
International Equity Fund                  25,287,226    252,872,255    39,393,810
Low Duration Bond Fund                     10,705,239    107,052,389       171,425
Total Return Bond Fund                     18,540,614    185,406,137    (2,035,551)
Municipal Bond Fund                        11,983,079    119,830,790     1,803,549
Low Duration Municipal Bond Fund            4,334,057     43,340,570       279,800
Kempner Treasury and Income Fund            2,288,273     22,882,732       595,813
LKCM Multi-Cap Equity Fund                  2,167,201     21,672,010     4,966,345

On June 30, 2008, the Institutional Class Shares of the Strategic Balanced Fund and Class A Shares of the Funds commenced operations as a result of the contribution in-kind from a common trust fund managed by the Adviser. As a result of the transfer, the securities were exchanged on a tax-free basis as follows:

                                             SHARES                   UNREALIZED
                                             ISSUED     NET ASSETS   GAIN (LOSS)
                                           ---------   -----------   -----------
Core Growth Equity Fund                    4,900,427   $47,330,769   $ 6,061,946
Dividend Value Equity Fund                 1,283,563    11,959,982      (580,551)
Strategic Balanced Fund
   Institutional Class Shares              2,556,810    25,568,098    (1,831,376)
   Class A Shares                            749,934     7,499,336      (202,500)
Kempner Multi-Cap Deep Value Equity Fund   4,059,764    36,918,278    (3,843,919)
Hoover Small-Mid Cap Equity Fund           2,283,892    22,448,376     1,577,659
International Equity Fund                  4,901,400    45,611,942     3,244,106
Low Duration Bond Fund                     2,747,650    27,582,838        24,363
Total Return Bond Fund                     5,266,816    52,389,548    (1,031,649)

THE ADVISORS' INNER CIRCLE FUND II                                 FROST FUNDS
                                                                   JULY 31, 2009

11. OTHER:

On July 31, 2009, the number of shareholders below held the following percentage of the outstanding shares of the Funds.

                                               # OF       % OF OUTSTANDING
                                           SHAREHOLDERS        SHARES
                                           ------------   ----------------
Core Growth Equity Fund
   Institutional Class Shares                    1             97.13%
   Class A Shares                                3             96.69
Dividend Value Equity Fund
   Institutional Class Shares                    1             96.60
   Class A Shares                                2             91.85
Strategic Balanced Fund
   Institutional Class Shares                    1            100.00
   Class A Shares                                3             97.97
Kempner Multi-Cap Deep Value Equity Fund
   Institutional Class Shares                    1             99.64
   Class A Shares                                4             93.74
Hoover Small-Mid Cap Equity Fund
   Institutional Class Shares                    1             98.06
   Class A Shares                                4             85.27
International Equity Fund
   Institutional Class Shares                    1             97.67
   Class A Shares                                3             93.79
Low Duration Bond Fund
   Institutional Class Shares                    1             95.87
   Class A Shares                                3             91.46
Total Return Bond Fund
   Institutional Class Shares                    1             96.63
   Class A Shares                                3             94.72
Municipal Bond Fund
   Institutional Class Shares                    1            100.00
   Class A Shares                                3             99.62
Low Duration Municipal Bond Fund
   Institutional Class Shares                    1             99.88
   Class A Shares                                3             98.62
Kempner Treasury and Income Fund
   Institutional Class Shares                    1             99.43
LKCM Multi-Cap Equity Fund
   Institutional Class Shares                    1             99.72
LKCM Small-Mid Cap Equity Fund
   Institutional Class Shares                    2             78.54

These shareholders are comprised of omnibus accounts, which are held on behalf of various individual shareholders.

12. SUBSEQUENT EVENTS:

Effective June 30, 2009, the Funds adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 165, Subsequent Events (FAS
165). In accordance with FAS 165, management has evaluated whether any events or transactions occurred subsequent to July 31, 2009 through September 28, 2009, date of issuance of the Funds' financial statements, and determined that there were no material events or transactions that would require recognition or disclosure in the Funds' financial statements.

THE ADVISORS' INNER CIRCLE FUND II                                 FROST FUNDS
                                                                   JULY 31, 2009

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Trustees and Shareholders of Frost Funds of The Advisors' Inner Circle Fund II:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the Frost Core Growth Equity Fund, Frost Dividend Value Equity Fund, Frost Strategic Balanced Fund, Frost Kempner Multi-Cap Deep Value Equity Fund, Frost Hoover Small-Mid Cap Equity Fund, Frost International Equity Fund, Frost Low Duration Bond Fund, Frost Total Return Bond Fund, Frost Municipal Bond Fund, Frost Low Duration Municipal Bond Fund, Frost Kempner Treasury and Income Fund, Frost LKCM Multi-Cap Equity Fund and Frost LKCM Small-Mid Cap Equity Fund (thirteen of the series constituting The Advisors' Inner Circle Fund II (the "Trust")) as of July 31, 2009, and the related statements of operations for the year then ended, and the statements of changes in net assets and financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2009, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Frost Core Growth Equity Fund, Frost Dividend Value Equity Fund, Frost Strategic Balanced Fund, Frost Kempner Multi-Cap Deep Value Equity Fund, Frost Hoover Small-Mid Cap Equity Fund, Frost International Equity Fund, Frost Low Duration Bond Fund, Frost Total Return Bond Fund, Frost Municipal Bond Fund, Frost Low Duration Municipal Bond Fund, Frost Kempner Treasury and Income Fund, Frost LKCM Multi-Cap Equity Fund and Frost LKCM Small-Mid Cap Equity Fund of The Advisors' Inner Circle Fund II at July 31, 2009, the results of their operations for the year then ended, and the changes in their net assets and their financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

                                        (ERNST & YOUNG LLP)

Philadelphia, Pennsylvania
September 28, 2009

                       This page intentionally left blank

THE ADVISORS' INNER CIRCLE FUND II                                 FROST FUNDS
                                                                   JULY 31, 2009

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND II (UNAUDITED)

Set forth below are the names, age, position with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as Trustees and Officers of the Trust. Trustees who are deemed not to be "interested persons" of the Trust are referred to as "Independent Board Members." Messrs. Nesher and Doran are Trustees who may be deemed to be "interested" persons of the Trust as that term is defined in the 1940 Act by virtue of

                                                      TERM OF
                               POSITION(S)          OFFICE AND
   NAME, ADDRESS(1),            HELD WITH            LENGTH OF                     PRINCIPAL OCCUPATION(S)
          AGE                   THE TRUST         TIME SERVED(2)                     DURING PAST 5 YEARS
-----------------------   ---------------------   --------------   ------------------------------------------------------
INTERESTED
BOARD MEMBERS

ROBERT A. NESHER                 Chairman          (Since 1991)    Currently performs various services on behalf
62 yrs. old                    of the Board                        of SEI Investments for which Mr. Nesher is
                                of Trustees                        compensated.













WILLIAM M. DORAN                  Trustee          (Since 1992)    Self-employed Consultant since 2003. Partner,
1701 Market Street,                                                Morgan, Lewis & Bockius LLP (law firm) from
Philadelphia, PA 19103                                             1976-2003, counsel to the Trust, SEI Investments,
69 yrs. old                                                        the Administrator and the Distributor. Director
                                                                   of SEI Investments since 1974; Secretary of
                                                                   SEI Investments since 1978.








(1) Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

(2) Each trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

(3) Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.

their affiliation with the Trust's Distributor. The Trust's Statement of Additional Information ("SAI") includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-877-71-FROST. The following chart lists Trustees and Officers as of July 31, 2009.

             NUMBER OF
             FUNDS IN
THE ADVISORS' INNER CIRCLE FUND II
         OVERSEEN BY BOARD                            OTHER DIRECTORSHIPS
              MEMBER                                HELD BY BOARD MEMBER(3)
----------------------------------   -----------------------------------------------------



                30                   Trustee of The Advisors' Inner Circle Fund,
                                     Bishop Street Funds, SEI Asset Allocation
                                     Trust, SEI Daily Income Trust, SEI Index
                                     Funds, SEI Institutional International Trust,
                                     SEI Institutional Investments Trust, SEI
                                     Institutional Managed Trust, SEI Liquid Asset
                                     Trust, SEI Tax Exempt Trust, SEI Opportunity
                                     Master Fund, L.P., SEI Opportunity Fund, L.P.,
                                     SEI Global Master Fund, PLC, SEI Global Assets
                                     Fund, PLC, SEI Global Investments Fund, PLC,
                                     SEI Investments Global, Limited, SEI Investments-
                                     Global Fund Services, Limited, SEI Investments
                                     (Europe) Ltd., SEI Investments-Unit Trust
                                     Management (UK) Limited and SEI Global
                                     Nominee Ltd.

                30                   Director of SEI Investments Company and SEI
                                     Investments Distribution Co., SEI Investments-
                                     Global Fund Services Global Limited, Trustee of
                                     The Advisors' Inner Circle Fund, Bishop Street Funds,
                                     SEI Asset Allocation Trust, SEI Daily Income Trust,
                                     SEI Index Funds, SEI Institutional International
                                     Trust, SEI Institutional Investments Trust,
                                     SEI Institutional Managed Trust, SEI Liquid
                                     Asset Trust, SEI Tax Exempt Trust, SEI Investments
                                     Global Fund Services Limited, SEI Investments
                                     Global Limited, SEI Investments (Europe),
                                     Limited SEI Investments (Asia) Limited and
                                     SEI Asset Korea Co., Ltd.

THE ADVISORS' INNER CIRCLE FUND II                                 FROST FUNDS
                                                                   JULY 31, 2009

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND II (UNAUDITED) (CONTINUED)


                                                      TERM OF
                               POSITION(S)          OFFICE AND
   NAME, ADDRESS(1),            HELD WITH            LENGTH OF                     PRINCIPAL OCCUPATION(S)
          AGE                   THE TRUST         TIME SERVED(2)                     DURING PAST 5 YEARS
-----------------------   ---------------------   --------------   ------------------------------------------------------
INDEPENDENT
BOARD MEMBERS

JAMES M. STOREY                  Trustee           (Since 1994)    Attorney, Solo Practitioner since 1994. Partner,
78 yrs. old                                                        Dechert, Price & Rhoads (law firm),
                                                                   September 1987-December 1993.






GEORGE J. SULLIVAN, JR.          Trustee           (Since 1999)    Chief Executive Officer, Newfound
66 yrs. old                                                        Consultants, Inc. since April 1997.










BETTY L. KRIKORIAN               Trustee           (Since 2005)    Vice President Compliance AARP Financial, Inc.
66 yrs. old                                                        since 2008. Self-employed Legal and Financial Services
                                                                   Consultant since 2003. Counsel to State Street Bank
                                                                   Global Securities and Cash Operations from
                                                                   1995 to 2003.

CHARLES E. CARLBOM               Trustee           (Since 2005)    Self-employed Business Consultant, Business
74 yrs. old                                                        Project Inc. since 1997. CEO and President, United
                                                                   Grocers Inc. from 1997 to 2000.

MITCHELL A. JOHNSON              Trustee           (Since 2005)    Retired.
67 yrs. old


JOHN K. DARR                     Trustee           (Since 2008)    CEO, Office of Finance, FHL Banks, from
64 yrs. old                                                        1992 to 2007


OFFICERS

PHILIP T. MASTERSON             President          (Since 2008)    Managing Director of SEI Investments since 2006.
45 yrs. old                                                        Vice President and Assistant Secretary of the
                                                                   Administrator from 2004-2006. General Counsel
                                                                   of Citco Mutual Fund Services from 2003 to 2004.
                                                                   Vice President and Associate Counsel for the
                                                                   Oppenheimer Funds from 2001-2003.

MICHAEL LAWSON            Treasurer, Controller    (Since 2005)    Director, SEI Investments, Fund Accounting since
48 yrs. old                     and Chief                          July 2005. Manager, SEI Investments AVP from April
                            Financial Officer                      1995 to February 1998 and November 1998
                                                                   to July 2005.

(1) Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

(2) Each trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

(3) Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.

             NUMBER OF
             FUNDS IN
THE ADVISORS' INNER CIRCLE FUND II
         OVERSEEN BY BOARD                            OTHER DIRECTORSHIPS
              MEMBER                                HELD BY BOARD MEMBER(3)
----------------------------------   -----------------------------------------------------



               30                    Trustee of The Advisors' Inner Circle Fund,
                                     Bishop Street Funds, SEI Asset Allocation
                                     Trust, SEI Daily Income Trust, SEI Index
                                     Funds, SEI Institutional International Trust,
                                     SEI Institutional Investments Trust, SEI
                                     Institutional Managed Trust, SEI Liquid
                                     Asset Trust, SEI Tax Exempt Trust and
                                     U.S. Charitable Gift Trust.

                30                   Trustee, State Street Navigator Securities
                                     Lending Trust, since 1995. Trustee of The
                                     Advisors' Inner Circle Fund, Bishop Street
                                     Funds, SEI Asset Allocation Trust, SEI
                                     Daily Income Trust, SEI Index Funds,
                                     SEI Institutional International Trust,
                                     SEI Institutional Investments Trust,
                                     SEI Institutional Managed Trust, SEI
                                     Liquid Asset Trust, SEI Tax Exempt Trust,
                                     SEI Opportunity Master Fund, L.P., and
                                     SEI Opportunity Fund, L.P.

                30 Trustee of The Advisors' Inner Circle Fund and Bishop Street Funds.




                30                   Trustee of The Advisors' Inner Circle Fund,
                                     Bishop Street Funds, Director of Oregon Transfer Co.


                30                   Director, Federal Agricultural Mortgage
                                     Corporation. Trustee of The Advisors' Inner
                                     Circle Fund and Bishop Street Funds.

                30 Trustee of The Advisors' Inner Circle Fund and Bishop Street Funds. Director of Federal
                                     Home Loan Bank of Pittsburgh and Manna, Inc.



                N/A                                           N/A






                N/A                                           N/A

THE ADVISORS' INNER CIRCLE FUND II                                 FROST FUNDS
                                                                   JULY 31, 2009

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND II (UNAUDITED) (CONCLUDED)


                                                      TERM OF
                               POSITION(S)          OFFICE AND
   NAME, ADDRESS(1),            HELD WITH            LENGTH OF                     PRINCIPAL OCCUPATION(S)
          AGE                   THE TRUST           TIME SERVED                      DURING PAST 5 YEARS
-----------------------   ---------------------   --------------   ------------------------------------------------------
OFFICERS (CONTINUED)

RUSSELL EMERY                Chief Compliance      (Since 2006)    Chief Compliance Officer of SEI Structured Credit
46 yrs. old                      Officer                           Fund, LP and SEI Alpha Strategy Portfolios, LP
                                                                   since June 2007. Chief Compliance Officer of SEI
                                                                   Opportunity Fund, L.P., SEI Institutional Managed
                                                                   Trust, SEI Asset Allocation Trust, SEI Institutional
                                                                   International Trust, SEI Institutional Investments
                                                                   Trust, SEI Daily Income Trust, SEI Liquid Asset
                                                                   Trust and SEI Tax Exempt Trust since March 2006.
                                                                   Director of Investment Product Management and
                                                                   Development, SEI Investments, since February 2003;
                                                                   Senior Investment Analyst - Equity Team, SEI
                                                                   Investments, from March 2000 to February 2003.

JOSEPH M. GALLO               Vice President       (Since 2007)    Attorney for SEI Investments since 2007.
36 yrs. old                   and Secretary                        Associate Counsel ICMA-RC from 2004 to 2007.
                                                                   Assistant Secretary of the VantageTrust Company
                                                                   in 2007. Assistant Secretary of the Vantagepoint
                                                                   Funds from 2006 to 2007. Investigator, U.S.
                                                                   Department of Labor from 2002 to 2004.

CAROLYN E. MEAD               Vice President       (Since 2007)    Counsel at SEI Investments since 2007. Associate at
52 yrs. old                   and Assistant                        Stradley, Ronon, Stevens & Young from 2004 to 2007.
                                Secretary                          Counsel at ING Variable Annuities from 1999 to 2002.

JAMES NDIAYE                  Vice President       (Since 2004)    Employed by SEI Investments Company since
40 yrs. old                   and Assistant                        2004. Vice President, Deutsche Asset Management
                                Secretary                          from 2003-2004. Associate, Morgan, Lewis &
                                                                   Bockius LLP from 2000-2003. Counsel, Assistant
                                                                   Vice President, ING Variable Annuities Group from
                                                                   1999-2000.

TIMOTHY D. BARTO              Vice President       (Since 2000)    General Counsel, Vice President and Assistant
41 yrs. old                   and Assistant                        Secretary of SEI Investments Global Funds Services
                                Secretary                          since 1999; Associate, Dechert (law firm) from
                                                                   1997-1999; Associate, Richter, Miller & Finn
                                                                   (law firm) from 1994-1997.

MICHAEL BEATTIE               Vice President       (Since 2009)    Director of Client Services at SEI since 2004
44 yrs. old

ANDREW S. DECKER               AML Officer         (Since 2008)    Compliance Officer and Product Manager, of SEI,
45 yrs. old                                                        Investments since 2005. Vice President of Old Mutual
                                                                   Capital from 2000 to 2005.

(1) The business address of each officer is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

             NUMBER OF
              FUNDS IN
THE ADVISORS' INNER CIRCLE FUND II
        OVERSEEN BY BOARD                            OTHER DIRECTORSHIPS
              MEMBER                                    HELD BY OFFICER
----------------------------------   -----------------------------------------------------


                N/A                                             N/A












                N/A                                             N/A






                N/A                                             N/A



                N/A                                             N/A







                N/A                                             N/A





                N/A                                             N/A


                N/A                                             N/A



THE ADVISORS' INNER CIRCLE FUND II                                  FROST FUNDS
                                                                    JULY 31,2009

DISCLOSURE OF FUND EXPENSES (UNAUDITED)

All mutual funds have operating expenses. As a shareholder of a fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the fund's gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the fund's average net assets; this percentage is known as the fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Fund's costs in two ways:

- ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

- HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column
     3) is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expense Paid During Period" column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown do not apply to your specific investment.

THE ADVISORS' INNER CIRCLE FUND II                                 FROST FUNDS
                                                                   JULY 31, 2009

DISCLOSURE OF FUND EXPENSES (UNAUDITED)

                                           Beginning     Ending                 Expense
                                            Account     Account    Annualized     Paid
                                             Value       Value       Expense     During
                                            2/01/09     7/31/09      Ratios      Period*
                                           ---------   ---------   ----------   --------
CORE GROWTH EQUITY FUND
ACTUAL FUND RETURN
Institutional Class Shares                 $1,000.00   $1,233.40      0.84%       $4.65
Class A Shares                             $1,000.00   $1,230.10      1.09%       $6.03
HYPOTHETICAL 5% RETURN
Institutional Class Shares                 $1,000.00   $1,020.63      0.84%       $4.21
Class A Shares                             $1,000.00   $1,019.39      1.09%       $5.46
DIVIDEND VALUE EQUITY FUND
ACTUAL FUND RETURN
Institutional Class Shares                 $1,000.00   $1,222.30      0.85%       $4.68
Class A Shares                             $1,000.00   $1,221.20      1.10%       $6.06
HYPOTHETICAL 5% RETURN
Institutional Class Shares                 $1,000.00   $1,020.58      0.85%       $4.26
Class A Shares                             $1,000.00   $1,019.34      1.10%       $5.51
STRATEGIC BALANCED FUND(1)
ACTUAL FUND RETURN
Institutional Class Shares                 $1,000.00   $1,185.90      1.27%       $6.88
Class A Shares                             $1,000.00   $1,184.40      1.53%       $8.29
HYPOTHETICAL 5% RETURN
Institutional Class Shares                 $1,000.00   $1,018.50      1.27%       $6.36
Class A Shares                             $1,000.00   $1,017.21      1.53%       $7.65
KEMPNER MULTI-CAP DEEP VALUE EQUITY FUND
ACTUAL FUND RETURN
Institutional Class Shares                 $1,000.00   $1,273.00      0.81%       $4.56
Class A Shares                             $1,000.00   $1,271.40      1.06%       $5.97
HYPOTHETICAL 5% RETURN
Institutional Class Shares                 $1,000.00   $1,020.78      0.81%       $4.06
Class A Shares                             $1,000.00   $1,019.54      1.06%       $5.31
HOOVER SMALL-MID CAP EQUITY FUND
ACTUAL FUND RETURN
Institutional Class Shares                 $1,000.00   $1,204.90      1.24%       $6.78
Class A Shares                             $1,000.00   $1,203.50      1.49%       $8.14
HYPOTHETICAL 5% RETURN
Institutional Class Shares                 $1,000.00   $1,018.65      1.24%       $6.21
Class A Shares                             $1,000.00   $1,017.41      1.49%       $7.45
INTERNATIONAL EQUITY FUND
ACTUAL FUND RETURN
Institutional Class Shares                 $1,000.00   $1,327.20      1.17%       $6.75
Class A Shares                             $1,000.00   $1,327.20      1.42%       $8.19
HYPOTHETICAL 5% RETURN
Institutional Class Shares                 $1,000.00   $1,018.99      1.17%       $5.86
Class A Shares                             $1,000.00   $1,017.75      1.42%       $7.10

                                           Beginning     Ending                 Expense
                                            Account     Account    Annualized     Paid
                                             Value       Value       Expense     During
                                            2/01/09     7/31/09      Ratios      Period*
                                           ---------   ---------   ----------   --------
LOW DURATION BOND FUND
ACTUAL FUND RETURN
Institutional Class Shares                 $1,000.00   $1,072.20      0.52%       $2.67
Class A Shares                             $1,000.00   $1,070.90      0.77%       $3.95
HYPOTHETICAL 5% RETURN
Institutional Class Shares                 $1,000.00   $1,022.22      0.52%       $2.61
Class A Shares                             $1,000.00   $1,020.98      0.77%       $3.86
TOTAL RETURN BOND FUND
ACTUAL FUND RETURN
Institutional Class Shares                 $1,000.00   $1,100.10      0.58%       $3.02
Class A Shares                             $1,000.00   $1,098.70      0.83%       $4.32
HYPOTHETICAL 5% RETURN
Institutional Class Shares                 $1,000.00   $1,021.92      0.58%       $2.91
Class A Shares                             $1,000.00   $1,020.68      0.83%       $4.16
MUNICIPAL BOND FUND
ACTUAL FUND RETURN
Institutional Class Shares                 $1,000.00   $1,019.90      0.61%       $3.06
Class A Shares                             $1,000.00   $1,019.70      0.86%       $4.31
HYPOTHETICAL 5% RETURN
Institutional Class Shares                 $1,000.00   $1,021.77      0.61%       $3.06
Class A Shares                             $1,000.00   $1,020.53      0.86%       $4.31
LOW DURATION MUNICIPAL BOND FUND
ACTUAL FUND RETURN
Institutional Class Shares                 $1,000.00   $1,011.50      0.61%       $3.04
Class A Shares                             $1,000.00   $1,010.30      0.87%       $4.34
HYPOTHETICAL 5% RETURN
Institutional Class Shares                 $1,000.00   $1,021.77      0.61%       $3.06
Class A Shares                             $1,000.00   $1,020.48      0.87%       $4.36
KEMPNER TREASURY AND INCOME FUND
ACTUAL FUND RETURN
Institutional Class Shares                 $1,000.00   $1,028.40      0.67%       $3.37
HYPOTHETICAL 5% RETURN
Institutional Class Shares                 $1,000.00   $1,021.47      0.67%       $3.36
LKCM MULTI-CAP EQUITY FUND
ACTUAL FUND RETURN
Institutional Class Shares                 $1,000.00   $1,267.50      1.45%       $8.15
HYPOTHETICAL 5% RETURN
Institutional Class Shares                 $1,000.00   $1,017.60      1.45%       $7.25
LKCM SMALL-MID CAP EQUITY FUND
ACTUAL FUND RETURN
Institutional Class Shares                 $1,000.00   $1,163.10      1.55%       $8.31
HYPOTHETICAL 5% RETURN
Institutional Class Shares                 $1,000.00   $1,017.11      1.55%       $7.75

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the account period, multiplied by 181/365 (to reflect the one-half year period).

(1)  Excludes indirect expenses of underlying funds in which the Fund invests.

THE ADVISORS' INNER CIRCLE FUND II                                   FROST FUNDS
                                                                   JULY 31, 2009

NOTICE TO SHAREHOLDERS (UNAUDITED)

For shareholders who do not have a July 31, 2009, taxable year end, this notice is for informational purposes only. For shareholders with a July 31, 2009, taxable year end, please consult your tax adviser as to the pertinence of this notice. For the fiscal year ended July 31, 2009, the Fund is designating the following items with regard to distributions paid during the year.

                                                LONG
                                            TERM CAPITAL      ORDINARY      TAX EXEMPT
                                               GAINS           INCOME         INCOME           TOTAL
                                           DISTRIBUTIONS   DISTRIBUTIONS   DISTRIBUTION   DISTRIBUTIONS
                                            (TAX BASIS)     (TAX BASIS)     (TAX BASIS)     (TAX BASIS)
                                           -------------   ------------    ------------   -------------
Core Growth Equity Fund                           0%            100%             0%            100%
Dividend Value Equity Fund                       41%             59%             0%            100%
Strategic Balanced Fund                           0%            100%             0%            100%
Kempner Multi-Cap Deep Value Equity Fund         36%             64%             0%            100%
Hoover Small-Mid Cap Equity Fund                100%              0%             0%            100%
International Equity Fund                         0%            100%             0%            100%
Low Duration Bond Fund                            0%            100%             0%            100%
Total Return Bond Fund                            1%             99%             0%            100%
Municipal Bond Fund                               1%              0%            99%            100%
Low Duration Municipal Bond Fund                  0%              0%           100%            100%
Kempner Treasury and Income Fund                 70%             30%             0%            100%
LKCM Multi-Cap Equity Fund                       98%              2%             0%            100%
LKCM Small-Mid Cap Equity Fund                    0%              0%             0%              0%

                                              DIVIDENDS
                                           QUALIFYING FOR    QUALIFYING
                                              CORPORATE        DIVIDEND                                QUALIFIED
                                              DIVIDENDS      INCOME (15%        U.S.      QUALIFIED   SHORT-TERM
                                                REC.        TAX RATE FOR    GOVERNMENT    INTEREST      CAPITAL
                                             DEDUCTION(1)      QDI)(2)      INTEREST(3)   INCOME(4)     GAIN(5)
                                           --------------   -------------   -----------   ---------   -----------
Core Growth Equity Fund                         100%             100%            0%          0%             0%
Dividend Value Equity Fund                       98%             100%            0%          0%             0%
Strategic Balanced Fund                          18%              26%            0%          0%             0%
Kempner Multi-Cap Deep Value Equity Fund         89%              93%            0%          0%           100%
Hoover Small-Mid Cap Equity Fund                  0%               0%            0%          0%             0%
International Equity Fund(6)                      0%              57%            0%          0%             0%
Low Duration Bond Fund                            0%               0%           17%         98%           100%
Total Return Bond Fund                            0%               0%            3%         90%           100%
Municipal Bond Fund                               0%               0%            0%          0%             0%
Low Duration Municipal Bond Fund                  0%               0%            0%          0%             0%
Kempner Treasury and Income Fund                  0%               0%           72%         87%             0%
LKCM Multi-Cap Equity Fund                      100%             100%            0%          0%             0%
LKCM Small-Mid Cap Equity Fund                    0%               0%            0%          0%             0%

(1) QUALIFYING DIVIDENDS REPRESENT DIVIDENDS WHICH QUALIFY FOR THE CORPORATE DIVIDENDS RECEIVED DEDUCTION AND IS REFLECTED AS A PERCENTAGE OF ORDINARY INCOME DISTRIBUTIONS (THE TOTAL OF SHORT TERM CAPITAL GAIN AND NET INVESTMENT INCOME DISTRIBUTIONS).

(2) THE PERCENTAGE IN THIS COLUMN REPRESENTS THE AMOUNT OF "QUALIFYING DIVIDEND INCOME" AS CREATED BY THE JOBS AND GROWTH TAX RELIEF RECONCILIATION ACT OF 2003 AND IS REFLECTED AS A PERCENTAGE OF ORDINARY INCOME DISTRIBUTIONS (THE TOTAL OF SHORT TERM CAPITAL GAIN AND NET INVESTMENT INCOME DISTRIBUTIONS). IT IS THE INTENTION OF EACH OF THE AFOREMENTIONED FUNDS TO DESIGNATE THE MAXIMUM AMOUNT PERMITTED BY LAW.

(3) "U.S. GOVERNMENT INTEREST" REPRESENTS THE AMOUNT OF INTEREST THAT WAS DERIVED FROM DIRECT U.S. GOVERNMENT OBLIGATIONS AND DISTRIBUTED DURING THE FISCAL YEAR. THIS AMOUNT IS REFLECTED AS A PERCENTAGE OF ORDINARY INCOME. GENERALLY, INTEREST FROM DIRECT U.S. GOVERNMENT OBLIGATIONS IS EXEMPT FROM STATE INCOME TAX. HOWEVER, FOR SHAREHOLDERS OF THE FROST FUNDS WHO ARE RESIDENTS OF CALIFORNIA, CONNECTICUT AND NEW YORK, STATUTORY THRESHOLD REQUIREMENTS WERE NOT SATISFIED TO PERMIT EXEMPTION OF THESE AMOUNTS FROM STATE INCOME.

THE ADVISORS' INNER CIRCLE FUND II                                   FROST FUNDS
                                                                   JULY 31, 2009

(4) THE PERCENTAGE IN THIS COLUMN REPRESENTS THE AMOUNT OF "QUALIFYING INTEREST INCOME" AS CREATED BY THE AMERICAN JOBS CREATION ACT OF 2004 AND IS REFLECTED AS A PERCENTAGE OF NET INVESTMENT INCOME DISTRIBUTIONS THAT IS EXEMPT FROM U.S WITHHOLDING TAX WHEN PAID TO FOREIGN INVESTORS. THIS PROVISION OF THE IRC WILL BE EXPIRING FOR YEARS BEGINNING AFTER JANUARY 1, 2010.

(5) THE PERCENTAGE IN THIS COLUMN REPRESENTS THE AMOUNT OF "QUALIFYING SHORT-TERM CAPITAL GAIN" AS CREATED BY THE AMERICAN JOBS CREATION ACT OF 2004 AND IS REFLECTED AS A PERCENTAGE OF SHORT-TERM CAPITAL GAIN DISTRIBUTIONS THAT IS EXEMPT FROM U.S WITHHOLDING TAX WHEN PAID TO FOREIGN INVESTORS. THIS PROVISION OF THE IRC WILL BE EXPIRING FOR YEARS BEGINNING AFTER JANUARY 1, 2010.

(6) THE FUND INTENDS TO PASS THROUGH A FOREIGN TAX CREDIT TO SHAREHOLDERS. FOR FISCAL YEAR ENDED 2009, THE TOTAL AMOUNT OF GROSS FOREIGN SOURCE INCOME IS $4,298,819. THE TOTAL AMOUNT OF FOREIGN TAX PAID IS $417,969. YOUR ALLOCABLE SHARE OF FOREIGN TAX CREDIT WILL BE REPORTED ON FORM 1099 DIV.

     PLEASE CONSULT YOUR TAX ADVISOR FOR PROPER TREATMENT OF THIS INFORMATION. THIS NOTIFICATION SHOULD BE KEPT WITH YOU PERMANENT TAX PAPERS.

                               INVESTMENT ADVISER
                         Frost Investment Advisors, LLC
                           100 West Houston Street
                            San Antonio, Texas 78205

                                  SUB-ADVISERS
                      Thornburg Investment Management, Inc.
                       2300 North Ridgetop Road Santa Fe,
                                New Mexico 87506

                        Kempner Capital Management, Inc.
                    2201 Market Street, 12th Floor FNB Bldg.
                           Galveston, Texas 77550-1503

                      Hoover Investment Management Co., LLC
                        600 California Street, Suite 550
                      San Francisco, California 94108-2704

                   Luther King Capital Management Corporation
                         301 Commerce Street, Suite 1600
                            Fort Worth, Texas 76102

                                   DISTRIBUTOR
                        SEI Investments Distribution Co.
                            One Freedom Valley Drive
                            Oaks, Pennsylvania 19456

                                  LEGAL COUNSEL
                            Morgan, Lewis & Bockius LLP

          This information must be preceded or accompanied by a current prospectus for the Funds.

FIA-AR-001-0200

ITEM 2. CODE OF ETHICS.

The Registrant has adopted a code of ethics that applies to the Registrant's Principal Executive Officer, Principal Financial Officer, and any person who performs a similar function.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The Registrant's board of trustees has determined that the Registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial experts are George Sullivan and John Darr, and are independent as defined in Form N-CSR Item 3(a)(2).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Fees billed by Ernst & Young LLP ("E&Y") related to the Trust

E&Y billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

                                          2009                                               2008
                    ------------------------------------------------   ------------------------------------------------
                                      All fees and    All other fees                     All fees and    All other fees
                                      services to    and services to                     services to    and services to
                      All fees and       service         service         All fees and       service         service
                    services to the    affiliates    affiliates that   services to the    affiliates    affiliates that
                    Trust that were     that were    did not require   Trust that were     that were    did not require
                      pre-approved    pre-approved     pre-approval      pre-approved    pre-approved     pre-approval
                    ---------------   ------------   ---------------   ---------------   ------------   ---------------
(a) Audit Fees(1)       $333,388           N/A             N/A             $375,240           N/A             N/A
(b) Audit-Related
    Fees                     N/A           N/A             N/A                  N/A           N/A             N/A
(c) Tax Fees                 N/A           N/A             N/A                  N/A       $11,000(2)          N/A
(d) All Other
    Fees (1)                 N/A           N/A             N/A                  N/A           N/A             N/A

Notes:

(1) Audit fees include amounts related to the audit of the Trust's annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.

(2) Tax fees for the year ended July 31, 2008 are comprised of tax compliance services related to the tax-free conversion of the Frost common/collective trust funds into the respective Frost series of the Trust.

(e)(1) Audit Committee's Pre-Approval Policies and Procedures. The Trust's Audit Committee has adopted and the Board of Trustees has ratified an Audit and Non-Audit Services Pre-Approval Policy (the "Policy"), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor of the Funds may be pre-approved.

The Policy provides that all requests or applications for proposed services to be provided by the independent auditor must be submitted to the Registrant's Chief Financial Officer ("CFO") and must include a detailed description of the services proposed to be rendered. The CFO will determine whether such services:
(1) require specific pre-approval; (2) are included within the list of services that have received the general pre-approval of the Audit Committee pursuant to the Policy; or (3) have been previously pre-approved in connection with the independent auditor's annual engagement letter for the applicable year or otherwise. In any instance where services require pre-approval, the Audit Committee will consider whether such services are consistent with SEC's rules and whether the provision of such services would impair the auditor's independence.

Requests or applications to provide services that require specific pre-approval by the Audit Committee will be submitted to the Audit Committee by the CFO. The Audit Committee will be informed by the CFO on a quarterly basis of all services rendered by the independent auditor. The Audit Committee has delegated specific pre-approval authority to either the Audit Committee Chair or financial expert, provided that the estimated fee for any such proposed pre-approved service does not exceed $100,000 and any pre-approval decisions are reported to the Audit Committee at its next regularly scheduled meeting.

Services that have received the general pre-approval of the Audit Committee are identified and described in the Policy. In addition, the Policy sets forth a maximum fee per engagement with respect to each identified service that has received general pre-approval.

All services to be provided by the independent auditor shall be provided pursuant to a signed written engagement letter with the Registrant, the investment advisor or applicable control affiliate (except that matters as to which an engagement letter would be impractical because of timing issues or because the matter is small may not be the subject of an engagement letter) that sets forth both the services to be provided by the independent auditor and the total fees to be paid to the independent auditor for those services.

In addition, the Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the independent auditor and to assure the auditor's independence from the Registrant, such as reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Registrant, and discussing with the independent auditor its methods and procedures for ensuring independence.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

                      2009    2008
                     ------   ----
Audit-Related Fees   100.00%  0.00%
Tax Fees               0.00%  0.00%
All Other Fees         0.00%  0.00%

(f) Not applicable.

(g) The aggregate non-audit fees and services provided to the Trust and billed by E&Y for the last two fiscal years were $0 and $11,000 for 2009 and 2008, respectively.

(h) During the past fiscal year, all non-audit services provided by the Registrant's principal accountant to either Registrant's investment adviser or to any entity controlling, controlled by, or under common control with Registrant's investment adviser that provides ongoing services to Registrant were pre-approved by the audit committee of Registrant's Board of Trustees. Included in the audit committee's pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6. SCHEDULE OF INVESTMENTS

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Trust adopted procedures, effective February 23, 2005, by which shareholders may recommend nominees to the Registrant's Board of Trustees.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the Registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the Registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the Registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the Registrant's internal control over financial reporting that occurred during the Registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEMS 12. EXHIBITS.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            The Advisors' Inner Circle Fund II


By (Signature and Title)*               /s/ Philip T. Masterson
                                        ----------------------------------------
                                        Philip T. Masterson
                                        President

Date: October 5, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By (Signature and Title)*               /s/ Philip T. Masterson
                                        ----------------------------------------
                                        Philip T. Masterson
                                        President

Date: October 5, 2009


By (Signature and Title)*               /s/ Michael Lawson
                                        ----------------------------------------
                                        Michael Lawson
                                        Treasurer, Controller and Chief
                                        Financial Officer

Date: October 5, 2009

* Print the name and title of each signing officer under his or her signature.